                               JOHN HANCOCK TRUST
                601 Congress Street, Boston, Massachusetts 02210

John Hancock Trust ("JHT") is an open-end management investment company, commonly known as a mutual fund. Shares of JHT are not offered directly to the public but are sold only to insurance companies and their separate accounts as the underlying investment medium for variable contracts. JHT provides a range of investment objectives through 109 separate investment portfolios or funds (each a "Fund," collectively "Funds"). This Prospectus applies only to the following
Funds:

500 INDEX TRUST B
ACTIVE BOND TRUST
BLUE CHIP GROWTH TRUST
BOND INDEX TRUST B
CAPITAL APPRECIATION TRUST
EQUITY-INCOME TRUST
FINANCIAL SERVICES TRUST
GLOBAL BOND TRUST
GROWTH & INCOME TRUST
HEALTH SCIENCES TRUST
HIGH YIELD TRUST
INTERNATIONAL EQUITY INDEX TRUST B
MANAGED TRUST
MID CAP INDEX TRUST
MID CAP STOCK TRUST
MID VALUE TRUST
MONEY MARKET TRUST B
OVERSEAS EQUITY TRUST
REAL ESTATE SECURITIES TRUST
SHORT-TERM BOND TRUST
SMALL CAP GROWTH TRUST
SMALL CAP INDEX TRUST
SMALL CAP VALUE TRUST
TOTAL RETURN TRUST
TOTAL STOCK MARKET INDEX TRUST

U.S. GOVERNMENT SECURITIES TRUST

NEITHER THE SECURITIES AND EXCHANGE COMMISSION (THE "SEC") NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. NO PERSON, INCLUDING ANY DEALER OR SALESPERSON, HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS, UNLESS THE INFORMATION OR REPRESENTATION IS SET FORTH IN THIS PROSPECTUS. IF ANY SUCH INFORMATION OR REPRESENTATION IS GIVEN, IT SHOULD NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY JHT, THE ADVISER OR ANY SUBADVISERS TO JHT OR THE PRINCIPAL UNDERWRITER OF THE SHARES. THIS PROSPECTUS IS NOT AN OFFER TO SELL SHARES OF JHT IN ANY STATE WHERE SUCH OFFER OR SALE WOULD BE PROHIBITED.

                   The date of this Prospectus is May 1, 2007

                               JOHN HANCOCK TRUST

                               TABLE OF CONTENTS

FUND DESCRIPTIONS: INVESTMENT OBJECTIVES AND STRATEGIES,
  RISKS AND PERFORMANCE.....................................    1

                         SMALL CAP FUNDS
  Small Cap Growth Trust....................................    8
  Small Cap Value Trust.....................................    9

                          MID CAP FUNDS
  Mid Cap Stock Trust.......................................   11
  Mid Value Trust...........................................   12

                         LARGE CAP FUNDS
  Blue Chip Growth Trust....................................   14
  Capital Appreciation Trust................................   15
  Equity-Income Trust.......................................   17
  Growth & Income Trust.....................................   18

                       INTERNATIONAL FUNDS
  Overseas Equity Trust.....................................   20

                       FIXED INCOME FUNDS
  Active Bond Trust.........................................   22
  Global Bond Trust.........................................   23
  High Yield Trust..........................................   25
  Money Market Trust B......................................   26
  Short-Term Bond Trust.....................................   27
  Total Return Trust........................................   28
  U.S. Government Securities Trust..........................   30

                          HYBRID FUNDS
  Managed Trust.............................................   32

                         SPECIALTY FUNDS
  Financial Services Trust..................................   34
  Health Sciences Trust.....................................   35
  Real Estate Securities Trust..............................   37

                           INDEX FUNDS
  Small Cap Index Trust.....................................   39
  Mid Cap Index Trust.......................................   39
  Total Stock Market Index Trust............................   39
  500 Index Trust B.........................................   39
  International Equity Index Trust B........................   43
  Bond Index Trust B........................................   44

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL RISKS AND
  INVESTMENT POLICIES.......................................   46
  Risks of Investing in Certain Types of Securities.........   46
  Additional Information About the Funds' Principal
     Investment Policies....................................   52
MANAGEMENT OF JHT...........................................   55
  Advisory Arrangements.....................................   55
  Advisory Fee Waivers......................................   58
  Subadvisory Arrangements and Management Biographies.......   60

MULTICLASS PRICING; RULE 12B-1 PLANS........................   67
GENERAL INFORMATION.........................................   68
  Taxes.....................................................   68
  Qualification as A Regulated Investment Company...........   69
  Diversification Requirements Applicable To Insurance
     Company Separate Accounts..............................   69
  Tax-Qualified and Non-Qualified Contracts.................   69
  Foreign Investments.......................................   70
  Tax Implications for Insurance Contracts with Investments
     Allocated to JHT.......................................   70
  Dividends.................................................   70
  Purchase and Redemption of Shares.........................   70
  Disruptive Short Term Trading.............................   71
  Policy Regarding Disclosure of Trust Portfolio Holdings...   72
  Purchasers of Shares of JHT...............................   72
  Broker Compensation and Revenue Sharing Arrangements......   72
FINANCIAL HIGHLIGHTS........................................   73
FOR MORE INFORMATION........................................   99

                               FUND DESCRIPTIONS:

            INVESTMENT OBJECTIVES AND STRATEGIES, RISKS, PERFORMANCE

     JHT is a series trust which currently has 109 separate investment Funds. The investment objectives, principal investment strategies and principal risks of the Funds are set forth in the fund descriptions below, together with performance information and financial highlights for each Fund.

INVESTMENT MANAGEMENT

     John Hancock Investment Management Services, LLC (the "Adviser") is the investment adviser to JHT and the Funds. The Adviser administers the business and affairs of JHT and retains and compensates the investment subadvisers which manage the assets of the Funds. The subadvisers formulate continuous investments programs for the Funds, consistent with their investment goals and policies. The Adviser and subadvisers are registered as investment advisers under the Investment Advisers Act of 1940, as amended, or are exempt from such registration. The Adviser is a wholly-owned subsidiary of Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC and its subsidiaries operate as "Manulife Financial" in Canada and Asia and primarily as "John Hancock" in the U.S.

INVESTMENT OBJECTIVES AND STRATEGIES

     Each Fund has a stated investment objective which it pursues through separate investment strategies or policies. The investment objective is nonfundamental (meaning that it may be changed without the approval of the shareholders of the Fund). There can be no assurance that a Fund will achieve its investment objective. The differences in objectives and policies among the Funds can be expected to affect the return of each Fund and the degree of market and financial risk to which each Fund is subject. See "Additional Information About the Funds' Principal Risks and Investment Policies."

ADDITIONAL INVESTMENT POLICIES

     Temporary Defensive Investing. Except as otherwise stated below in the description of a particular Fund, during unusual or unsettled market conditions, for purposes of meeting redemption requests or pending investment of its assets, each Fund may invest all or a portion of its assets in cash and securities that are highly liquid, including (a) high quality money market instruments such as short-term U.S. government obligations, commercial paper, repurchase agreements or other cash equivalents and (b) securities of other investment companies that are money market funds. In the case of Funds investing extensively in foreign securities, these investments may be denominated in either U.S. or non-U.S. dollars and may include debt of foreign corporations and governments and debt of supranational organizations. To the extent a Fund is in a defensive position, its ability to achieve its investment objective will be limited.

     Use of Hedging and Other Strategic Transactions. Except as otherwise stated below in the description of a particular Fund, each Fund is authorized to use all of the various investment strategies referred to under "Hedging and Other Strategic Transactions." More complete descriptions of options, futures currency and other derivative transactions are set forth in the Statement of Additional Information (the "SAI").

     More complete descriptions of the money market instruments and certain other instruments in which certain Funds may invest and of the options, futures, currency and other derivative transactions that certain Funds may engage in are set forth in the SAI. A more complete description of the debt security ratings used by JHT assigned by Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's ("S&P") is included in Appendix I of the SAI.

PRINCIPAL RISKS OF INVESTING IN THE FUNDS

     Certain risks of investing in each Fund are set forth in the Fund's description. If these risks materialize, an investor could lose money in a Fund. The following and other risks are more fully described below under "Additional Information About the Funds' Principal Risks and Investment Policies."

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Exchange Traded Funds ("ETFs") Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Index Management Risk

      --  Industry or Sector Investing Risk

      --  Initial Public Offerings ("IPOs") Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Non-Diversified Fund Risk

      --  Real Estate Securities Risk

      --  Short Sale Risk

      --  Small and Medium Size Companies Risk

     An investment in any of the Funds is not a deposit in any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE INFORMATION FOR EACH FUND

     Each Fund description contains a bar chart and a performance table which provide some indication of the risks of investing in the Fund.

     Bar Chart. The bar chart shows changes in the performance of Series I shares of each Fund (NAV shares in the case of certain funds) from year to year over a ten-year period if available. For funds that show the performance of Series II or Series I shares, the performance of NAV shares of each Fund would be higher since NAV shares do not have Rule 12b-1 fees. Funds with less than ten years of performance history show performance from the inception date of the Fund.

     Performance Table. The table compares each Fund's one, five and ten year average annual returns as of December 31, 2006 for each series of shares to those of a broad measure or index of market performance. If the period since inception of the Fund is less than one year, the performance shown will be the actual total return rather than an annualized total return.

     Performance information in the bar chart and the performance table reflects all fees charged to each Fund such as advisory fees and all Fund expenses. None of the Funds charges a sales load or a surrender fee. The performance information does not reflect the fees and expenses, including any sales loads or surrender charges, of any variable insurance contract, which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower.

PORTFOLIO MANAGERS

     See "Subadvisory Arrangements and Management Biographies" for information relating to the Funds' portfolio managers.

FEES AND EXPENSES FOR EACH FUND

     Each of the Funds may issue three classes of shares: NAV shares, Series I shares and Series II shares. The different share classes have different expense arrangements, including different Rule 12b-1 fees for Series I, Series II and Series III (NAV shares are not subject to Rule 12b-1 fees). Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees, and certain voting rights with respect to matters affecting only one or more classes as described under "Multiple Classes of Shares." The table below describes the fees and expenses for each class of shares of each Fund offered through this Prospectus. The fees and expenses do not reflect the fees and expenses of any variable insurance contract, which may use JHT as its underlying investment medium and would be higher if they did. Such fees and expenses are listed in the Prospectus for the variable insurance contract. None of the Funds charges a sales load or surrender fee although these fees may be imposed by the variable insurance contract.

FUND ANNUAL EXPENSES

     (as a percentage of JHT's average net assets for the fiscal year ended December 31, 2006)

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                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(6)    REIMBURSEMENT   EXPENSES
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500 INDEX B(2)
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NAV Class                               0.46%        0.00%        0.03%        0.00%         0.49%          0.24%         0.25%
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ACTIVE BOND
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.60%        0.00%        0.04%        0.00%         0.64%          0.00%         0.64%
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Series I Class                          0.60%        0.05%        0.04%        0.00%         0.69%          0.00%         0.69%
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Series II Class                         0.60%        0.25%        0.04%        0.00%         0.89%          0.00%         0.89%
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BLUE CHIP GROWTH(3)
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.81%        0.00%        0.02%        0.00%         0.83%          0.00%         0.83%
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Series I Class                          0.81%        0.05%        0.02%        0.00%         0.88%          0.00%         0.88%
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Series II Class                         0.81%        0.25%        0.02%        0.00%         1.08%          0.00%         1.08%
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BOND INDEX B(2)
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NAV Class                               0.47%        0.00%        0.06%        0.00%         0.53%          0.28%         0.25%
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                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(6)    REIMBURSEMENT   EXPENSES
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CAPITAL APPRECIATION
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NAV Class                               0.75%        0.00%        0.03%        0.00%         0.78%          0.00%         0.78%
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Series I Class                          0.75%        0.05%        0.03%        0.00%         0.83%          0.00%         0.83%
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Series II Class                         0.75%        0.25%        0.03%        0.00%         1.03%          0.00%         1.03%
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EQUITY-INCOME(3)
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NAV Class                               0.81%        0.00%        0.03%        0.00%         0.84%          0.00%         0.84%
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Series I Class                          0.81%        0.05%        0.03%        0.00%         0.89%          0.00%         0.89%
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Series II Class                         0.81%        0.25%        0.03%        0.00%         1.09%          0.00%         1.09%
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FINANCIAL SERVICES
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NAV Class                               0.82%        0.00%        0.04%        0.00%         0.86%          0.00%         0.86%
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Series I Class                          0.82%        0.05%        0.04%        0.00%         0.91%          0.00%         0.91%
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Series II Class                         0.82%        0.25%        0.04%        0.00%         1.11%          0.00%         1.11%
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GLOBAL BOND
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NAV Class                               0.70%        0.00%        0.10%        0.00%         0.80%          0.00%         0.80%
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Series I Class                          0.70%        0.05%        0.10%        0.00%         0.85%          0.00%         0.85%
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Series II Class                         0.70%        0.25%        0.10%        0.00%         1.05%          0.00%         1.05%
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GROWTH & INCOME
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NAV Class                               0.67%        0.00%        0.01%        0.00%         0.68%          0.00%         0.68%
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Series I Class(4)                       0.67%        0.05%        0.01%        0.00%         0.73%          0.00%         0.73%
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Series II Class(4)                      0.67%        0.25%        0.01%        0.00%         0.93%          0.00%         0.93%
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HEALTH SCIENCES(3)
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NAV Class                               1.05%        0.00%        0.09%        0.00%         1.14%          0.00%         1.14%
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Series I Class                          1.05%        0.05%        0.09%        0.00%         1.19%          0.00%         1.19%
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Series II Class                         1.05%        0.25%        0.09%        0.00%         1.39%          0.00%         1.39%
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HIGH YIELD
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NAV Class                               0.66%        0.00%        0.05%        0.00%         0.71%          0.00%         0.71%
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Series I Class                          0.66%        0.05%        0.05%        0.00%         0.76%          0.00%         0.76%
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Series II Class                         0.66%        0.25%        0.05%        0.00%         0.96%          0.00%         0.96%
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INTERNATIONAL EQUITY INDEX B(2)
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NAV Class                               0.53%        0.00%        0.04%        0.01%         0.58%          0.23%         0.35%
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MANAGED
---------------------------------------------------------------------------------------------------------------------------------
NAV Class                               0.69%        0.00%        0.03%        0.00%         0.72%          0.00%         0.72%
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Series I Class(4)                       0.69%        0.05%        0.03%        0.00%         0.77%          0.00%         0.77%
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Series II Class(4)                      0.69%        0.25%        0.03%        0.00%         0.97%          0.00%         0.97%
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MID CAP INDEX
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NAV Class                               0.48%        0.00%        0.04%        0.00%         0.52%          0.00%         0.52%
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Series I Class                          0.48%        0.05%        0.04%        0.00%         0.57%          0.00%         0.57%
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Series II Class                         0.48%        0.25%        0.04%        0.00%         0.77%          0.00%         0.77%
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MID CAP STOCK
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NAV Class                               0.84%        0.00%        0.04%        0.00%         0.88%          0.00%         0.88%
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Series I Class                          0.84%        0.05%        0.04%        0.00%         0.93%          0.00%         0.93%
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Series II Class                         0.84%        0.25%        0.04%        0.00%         1.13%          0.00%         1.13%
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MID VALUE(3)
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NAV Class                               0.98%        0.00%        0.08%        0.00%         1.06%          0.00%         1.06%
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Series I Class                          0.98%        0.05%        0.07%        0.00%         1.10%          0.00%         1.10%
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Series II Class                         0.98%        0.25%        0.07%        0.00%         1.30%          0.00%         1.30%
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                                                                             ACQUIRED
                                                                             FUND FEES      TOTAL        CONTRACTUAL       NET
                                     MANAGEMENT                   OTHER         AND       OPERATING        EXPENSE      OPERATING
FUNDS                                   FEES      12B-1 FEES   EXPENSES(1)   EXPENSES    EXPENSES(6)    REIMBURSEMENT   EXPENSES
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MONEY MARKET B(2)
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NAV Class                               0.50%        0.00%        0.01%        0.00%         0.51%          0.23%         0.28%
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OVERSEAS EQUITY(5)
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NAV Class                               0.99%        0.00%        0.13%        0.00%         1.12%          0.00%         1.12%
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Series I Class                          0.99%        0.05%        0.13%        0.00%         1.17%          0.00%         1.17%
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Series II Class                         0.99%        0.25%        0.15%        0.00%         1.39%          0.00%         1.39%
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REAL ESTATE SECURITIES
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NAV Class                               0.70%        0.00%        0.03%        0.00%         0.73%          0.00%         0.73%
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Series I Class                          0.70%        0.05%        0.03%        0.00%         0.78%          0.00%         0.78%
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Series II Class                         0.70%        0.25%        0.03%        0.00%         0.98%          0.00%         0.98%
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SHORT-TERM BOND
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NAV Class                               0.58%        0.00%        0.04%        0.00%         0.62%          0.00%         0.62%
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Series I Class(4)                       0.58%        0.05%        0.04%        0.00%         0.67%          0.00%         0.67%
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Series II Class(4)                      0.58%        0.25%        0.04%        0.00%         0.87%          0.00%         0.87%
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SMALL CAP GROWTH
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NAV Class                               1.07%        0.00%        0.08%        0.00%         1.15%          0.00%         1.15%
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Series I Class                          1.07%        0.05%        0.11%        0.00%         1.23%          0.00%         1.23%
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Series II Class                         1.07%        0.25%        0.08%        0.00%         1.40%          0.00%         1.40%
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SMALL CAP INDEX
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NAV Class                               0.48%        0.00%        0.04%        0.00%         0.52%          0.00%         0.52%
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Series I Class                          0.48%        0.05%        0.04%        0.00%         0.57%          0.00%         0.57%
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Series II Class                         0.48%        0.25%        0.04%        0.00%         0.77%          0.00%         0.77%
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SMALL CAP VALUE
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NAV Class                               1.06%        0.00%        0.05%        0.00%         1.11%          0.00%         1.11%
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Series I Class                          1.06%        0.05%        0.08%        0.00%         1.19%          0.00%         1.19%
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Series II Class                         1.06%        0.25%        0.06%        0.00%         1.37%          0.00%         1.37%
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TOTAL RETURN
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NAV Class                               0.70%        0.00%        0.06%        0.00%         0.76%          0.00%         0.76%
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Series I Class                          0.70%        0.05%        0.06%        0.00%         0.81%          0.00%         0.81%
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Series II Class                         0.70%        0.25%        0.06%        0.00%         1.01%          0.00%         1.01%
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TOTAL STOCK MARKET INDEX
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NAV Class                               0.49%        0.00%        0.03%        0.00%         0.52%          0.00%         0.52%
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Series I Class                          0.49%        0.05%        0.03%        0.00%         0.57%          0.00%         0.57%
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Series II Class                         0.49%        0.25%        0.03%        0.00%         0.77%          0.00%         0.77%
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U.S. GOVERNMENT SECURITIES(5)
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NAV Class                               0.61%        0.00%        0.08%        0.00%         0.69%          0.00%         0.69%
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Series I Class                          0.61%        0.05%        0.08%        0.00%         0.74%          0.00%         0.74%
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Series II Class                         0.61%        0.25%        0.08%        0.00%         0.94%          0.00%         0.94%
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(1)The Adviser has voluntarily agreed to limit Other Expenses as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this limitation at any time upon notice to JHT.

(2)JHT sells shares of these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser. The fees in the table reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund's "Net Operating Expenses" does not exceed the rate noted in the table above under "Net Operating Expenses." A Fund's "Annual Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2008 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

(3)The Adviser has voluntarily agreed to waive a portion of its advisory fee for each of these T. Rowe Price subadvised funds as described under "Management of JHT -- Advisory Fee Waivers and Expense Reimbursements." The Adviser may terminate this waiver at any time upon notice to JHT.

(4)For Funds that have not started operations or have operations of less than six months as of December 31, 2006, expenses are based on estimates of expenses are expected to be incurred over the next year.

(5)The advisory fees were changed during the previous fiscal year. Rates shown reflect what the advisory fees would have been during the fiscal year 2006 had the new rates been in effect for the whole year.

(6)The "Total Operating Expenses" include fees and expenses incurred indirectly by a Fund as a result of its investment in other investment companies (each, an "Acquired Fund"). The Total Fund Annual Expenses shown may not correlate to the Fund's ratio of expenses to average net assets shown in the "Financial Highlights" section, which does not include Acquired Fund fees and expenses. Acquired Fund Fees and Expenses are estimated, not actual, amounts based on the Fund's current fiscal year.

EXAMPLE OF EXPENSES FOR EACH FUND

     The Example is intended to help an investor compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that $10,000 is invested in a Fund for the time periods indicated and then all the shares are redeemed at the end of those periods. The Example also assumes that the investment has a 5% return each year, that a Fund's operating expenses remain the same and that no voluntary expense reimbursements are reflected. The Example does not reflect the expenses of any variable insurance contract that may use a Fund as its underlying investment medium. If such expenses were reflected, the expense amounts shown would be higher. Although a particular investor's actual expenses may be higher or lower, based on these assumptions the expenses would be:

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FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  500 INDEX B
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 26                $133                $250               $  593
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  ACTIVE BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 65                $205                $357               $  798
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   70                 221                 384                  859
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  Series II Class                                  91                 284                 493                1,096
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  BLUE CHIP GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 85                $265                $460               $1,025
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   90                 281                 488                1,084
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 110                 343                 595                1,317
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  BOND INDEX B
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 26                $142                $268               $  638
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  CAPITAL APPRECIATION
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 80                $249                $433               $  966
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   85                 265                 460                1,025
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 105                 328                 569                1,259
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  EQUITY-INCOME
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 86                $268                $466               $1,037
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   91                 284                 493                1,096
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 111                 347                 601                1,329
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FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  FINANCIAL SERVICES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 88                $274                $477               $1,061
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  Series I Class                                   93                 290                 504                1,120
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 113                 353                 612                1,352
-----------------------------------------------------------------------------------------------------------------------
  GLOBAL BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 82                $255                $444               $  990
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   87                 271                 471                1,049
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 107                 334                 579                1,283
-----------------------------------------------------------------------------------------------------------------------
  GROWTH & INCOME
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 69                $218                $379               $  847
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   75                 233                 406                  906
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  HEALTH SCIENCES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $116                $362                $628               $1,386
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  121                 378                 654                1,443
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 142                 440                 761                1,669
-----------------------------------------------------------------------------------------------------------------------
  HIGH YIELD
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 73                $227                $395               $  883
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   78                 243                 422                  942
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  98                 306                 531                1,178
-----------------------------------------------------------------------------------------------------------------------
  INTERNATIONAL EQUITY INDEX B
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 36                $163                $301               $  704
-----------------------------------------------------------------------------------------------------------------------
  MANAGED
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 74                $230                $401               $  894
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  99                 309                 536                1,190
-----------------------------------------------------------------------------------------------------------------------
  MID CAP INDEX
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 53                $167                $291               $  653
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   58                 183                 318                  714
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  MID CAP STOCK
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 90                $281                $488               $1,084
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   95                 296                 515                1,143
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 115                 359                 622                1,375
-----------------------------------------------------------------------------------------------------------------------
  MID VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $108                $337                $585               $1,294
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  112                 350                 606                1,340
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 132                 412                 713                1,568
-----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------
FUND                                            1 YEAR              3 YEAR              5 YEAR             10 YEAR
-----------------------------------------------------------------------------------------------------------------------
  MONEY MARKET B
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 29                $140                $262               $  618
-----------------------------------------------------------------------------------------------------------------------
  OVERSEAS EQUITY
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $114                $356                $617               $1,363
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  119                 372                 644                1,420
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 142                 440                 761                1,669
-----------------------------------------------------------------------------------------------------------------------
  REAL ESTATE SECURITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 75                $233                $406               $  906
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   80                 249                 433                  966
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 100                 312                 542                1,201
-----------------------------------------------------------------------------------------------------------------------
  SHORT-TERM BOND
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 63                $199                $346               $  774
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   68                 214                 373                  835
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  89                 278                 482                1,073
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP GROWTH
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $117                $365                $633               $1,398
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  125                 390                 676                1,489
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 143                 443                 766                1,680
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP INDEX
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 53                $167                $291               $  653
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   58                 183                 318                  714
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  SMALL CAP VALUE
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $113                $353                $612               $1,352
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                  121                 378                 654                1,443
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 139                 434                 750                1,646
-----------------------------------------------------------------------------------------------------------------------
  TOTAL RETURN
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 78                $243                $422               $  942
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   83                 259                 450                1,002
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                 103                 322                 558                1,236
-----------------------------------------------------------------------------------------------------------------------
  TOTAL STOCK MARKET INDEX
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 53                $167                $291               $  653
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   58                 183                 318                  714
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  79                 246                 428                  954
-----------------------------------------------------------------------------------------------------------------------
  U.S. GOVERNMENT SECURITIES
-----------------------------------------------------------------------------------------------------------------------
  NAV Class                                      $ 70                $221                $384               $  859
-----------------------------------------------------------------------------------------------------------------------
  Series I Class                                   76                 237                 411                  918
-----------------------------------------------------------------------------------------------------------------------
  Series II Class                                  96                 300                 520                1,155
-----------------------------------------------------------------------------------------------------------------------

                                SMALL CAP FUNDS

SMALL CAP GROWTH TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in small-cap companies. For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.75 billion as of February 28, 2007) or the S&P Small Cap 600 Index ($3.74 billion as of February 28, 2007).

     The Fund invests in small-cap companies that are believed to offer above-average potential for growth in revenues and earnings. Market capitalizations of companies in the indices change over time; however, the Fund will not sell a security just because a company has grown to a market capitalization outside the maximum range of the indices.

     The subadviser selects stocks using a combination of quantitative screens and bottom-up, fundamental security research. Quantitative screening seeks to narrow the list of small capitalization companies and to identify a group of companies with strong revenue growth and accelerating earnings. Fundamental equity research seeks to identify individual companies from that group with a higher potential for earnings growth and capital appreciation.

     The subadviser looks for companies based on a combination of criteria including one or more of the following:

      --   Improving market shares and positive financial trends;

      --   Superior management with significant equity ownership; and

      --   Attractive valuations relative to earnings growth outlook.

     The Fund is likely to experience periods of higher turnover in portfolio securities because the subadviser frequently adjusts the selection of companies and/or their position size based on these criteria. The Fund's sector exposures are broadly diversified, but are primarily a result of stock selection and therefore may vary significantly from its benchmark. The Fund may invest up to 20% of its total assets in foreign securities (with no more than 5% in emerging market securities).

     Except as otherwise stated under "Additional Investment
Policies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

     The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities, but not as a principal investment strategy: U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities).

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk
       (including growth investing risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance(A, B, C)
     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 26.90% (for the quarter ended 12/31/2001) and the lowest return was -27.11% (for the quarter ended 9/30/2001).


--------------------------------------------------------------------------------

        25.7%      -6.0%      -3.4%      -8.9%      -3.8%      -28.2%     48.8%       9.5%      17.3%      13.5%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five     Ten    Date First
                                                           Year    Years   Years   Available
 Small Cap Growth Trust
   Series I(B)                                            13.48%   9.24%   4.52%   04/29/2005
   Series II(B)                                           13.21%   9.15%   4.48%   04/29/2005
   Series NAV(A)                                          13.47%   9.26%   4.53%   05/01/1996
 Russell 2000 Growth Index                                13.35%   6.93%   4.88%
 Combined Index(C)                                        13.34%   9.64%   8.08%

(A)The Series NAV shares of the Fund were first issued on May 1, 2005 in connection with JHT's acquisition on that date of all the assets of the Small Cap Emerging Growth Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Emerging Growth Fund, JHT's predecessor. These shares were first issued on May 1, 1996.

(B)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Emerging Growth Fund, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(C)The Combined Index represents the Russell 2000 Value Index from May 1996 to October 2000, the Russell 2000 Index from November 2000 to April 2003 and then the Russell 2000 Growth Index from May 2003 to the present.

SMALL CAP VALUE TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in small-cap companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation. For the purposes of the Fund, "small cap companies" are those with market capitalizations, at the time of investment, not exceeding the maximum market capitalization of any company represented in either the Russell 2000 Index ($3.75 billion as of February 28, 2007) or the S&P Small Cap 600 Index ($3.74 billion as of February 28, 2007).

     The Fund invests primarily in a diversified mix of common stocks of U.S. small-cap companies. The subadviser employs a value-oriented investment approach in selecting stocks, using proprietary fundamental research to identify stocks the subadviser believes have distinct value characteristics based on industry-specific valuation criteria. The subadviser focuses on high quality companies with a proven record of above average rates of profitability that sell at a discount relative to the overall small-cap market.

     Fundamental research is then used to identify those companies demonstrating one or more of the following characteristics:

      --   Sustainable competitive advantages within a market niche;

      --   Strong profitability and free cash flows;

      --   Strong market share positions and trends;

      --   Quality of and share ownership by management; and

      -- Financial structures that are more conservative than the relevant industry average.

     The Fund's sector exposures are broadly diversified, but are primarily a result of stock selection and may, therefore, vary significantly from its benchmark. The Fund may invest up to 15% of its total assets in foreign securities (with no more than 5% in emerging market securities).

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets invested in cash and cash equivalents.

     The Fund may invest in IPOs. The Fund may also purchase each of the following types of securities: REITs or other real estate-related equity securities, U.S. dollar denominated foreign securities, certain ETFs, and certain derivatives (investments whose value is based on an index or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
       (including value investing risk)

      --  ETFs Risk

      --  Foreign Securities Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Real Estate Securities Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 18.86% (for the quarter ended 6/30/2003) and the lowest return was -17.81% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        34.2%      19.1%      -6.4%      38.0%      25.4%       9.2%      19.3%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                          Year    Years    Inception   Available
 Small Cap Value Trust
   Series I(C)                                            19.26%  16.10%    18.81%     04/29/2005
   Series II(C)                                           19.03%  16.01%    18.75%     04/29/2005
   Series NAV(A)                                          19.32%  16.11%    18.82%     08/30/1999
 Russell 2000 Value Index(B)                              23.48%  15.37%    15.34%
 Combined Index(B, D)                                     23.48%  15.37%    15.29%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Small Cap Value Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, JHT's predecessor. These shares were first issued August 30, 1999.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(C)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Small Cap Value Fund, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(D)The Combined Index represents the Russell 2500 Value Index from September 1999 to December 2000 and the Russell 2000 Value Index from January 2001 to the present.

(E)The current subadviser has managed the entire portfolio since April 29, 2005. The current subadviser has managed a portion of the Fund since its inception.

                                 MID CAP FUNDS

MID CAP STOCK TRUST

SUBADVISER:  Wellington Management Company, LLP

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium-sized companies with significant capital appreciation potential. For the Fund, "medium-sized companies" are those with market capitalizations within the collective market capitalization range of companies represented in either the Russell MidCap Index ($849 million to $20.77 billion as of February 28, 2007) or the S&P MidCap 400 Index ($589 million to $12.46 billion as of February 28, 2007).

     The subadviser's investment approach is based primarily on proprietary fundamental analysis. Fundamental analysis involves the assessment of a company through such factors as its business environment, management, balance sheet, income statement, anticipated earnings, revenues and other related measures of value. In analyzing companies for investment, the subadviser looks for, among other things, a strong balance sheet, strong earnings growth, attractive industry dynamics, strong competitive advantages (e.g., great management teams), and attractive relative value within the context of a security's primary trading market. Securities are sold when the investment has achieved its intended purpose, or because it is no longer considered attractive. The Fund may invest up to 20% of its total assets in foreign securities.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk
       (including growth investing risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.74% (for the quarter ended 12/31/2001) and the lowest return was -23.64% (for the quarter ended 3/31/2001).


--------------------------------------------------------------------------------

        -4.0%      -11.0%     -22.6%     42.3%      19.0%      14.6%      13.6%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Mid Cap Stock Trust
   Series I                                               13.55%   11.28%     5.16%     05/01/1999
   Series II(C)                                           13.31%   11.10%     5.04%     01/28/2002
   Series NAV(B)                                          13.66%   11.33%     5.19%     02/28/2005
 Russell MidCap Growth Index(A)                           10.66%    8.22%     5.09%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

MID VALUE TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% (usually higher) of its net assets in companies with market capitalizations that are within the Russell MidCap Index ($849 million to $20.77 billion as of February 28, 2007) or the Russell MidCap Value Index ($849 million to $20.01 billion as of February 28, 2007). The Fund invests in a diversified mix of common stocks of mid-size U.S. companies that are believed to be undervalued by various measures and offer good prospects for capital appreciation.

     The subadviser employs a value approach in selecting investments. The subadviser's in-house research team seeks to identify companies whose stock prices do not appear to reflect their underlying values. The subadviser generally looks for companies with one or more of the following characteristics:

      -- Low stock prices relative to net assets, earnings, cash flow, sales or business franchise value;

      -- Demonstrated or potentially attractive operating margins, profits and/or significant cash flow generation;

      --   Sound balance sheets and other positive financial characteristics;

      --   Significant stock ownership by management; and

      --   Experienced and capable management.

     The Fund's sector exposure is broadly diversified as a result of stock selection and therefore may vary significantly from its benchmark, the Russell MidCap Value Index. The market capitalization of companies in the Fund and in the indices changes over time. The Fund will not automatically sell or cease to purchase stock of a company it already owns just because the company's market capitalization grows or falls outside these ranges.

     The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The Fund may invest in IPOs. The Fund may purchase other types of securities, for example: convertible securities and warrants, foreign securities (up to 20% of total assets), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities). For purposes of the Fund, ETFs are considered securities with a market capitalization equal to the weighted average market capitalization of the basket of securities comprising the ETF.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below (or even relatively nominal) rates. The SAI contains a more complete description of such instruments and risks associated therewith.

     Except as otherwise stated under "Additional Investment
Policies -- Temporary Defensive Investing" the Fund normally has less than 10% of its assets in cash and cash equivalents.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty

      --  Derivatives Risk

      --  Equity Securities Risk

      --  ETFs Risk

      --  Foreign Securities Risk

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Small and Medium Size Companies Risk

Past Performance (A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 21.36% (for the quarter ended 6/30/2003) and the lowest return was -18.16% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        20.5%       4.6%       0.5%      -15.2%     45.2%      18.7%       7.5%      20.3%
         1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five      Since     Date First
                                                           Year    Years    Inception   Available
 Mid Value Trust
   Series I(C)                                            20.31%   13.58%     9.29%     04/29/2005
   Series II(C)                                           20.05%   13.49%     9.25%     04/29/2005
   Series NAV(A)                                          20.34%   13.57%     9.29%     05/01/1998
 Russell MidCap Value Index(B)                            20.22%   15.38%    10.81%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Mid Value Fund B of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Mid Value Fund B, JHT's predecessor. These shares were first issued on May 1, 1998.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(C)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Mid Value Fund B, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(D)Current subadviser assignment became effective May 1, 2004.

(E)Since June 1, 2000, a portion of the Mid Value Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

                                LARGE CAP FUNDS

BLUE CHIP GROWTH TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To provide long-term growth of capital. Current income is a secondary objective.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in the common stocks of large and medium-sized blue chip growth companies. These are firms that, in the subadviser's view, are well established in their industries and have the potential for above-average earnings growth.

     In identifying blue chip companies, the subadviser generally considers the following characteristics:

     Leading market positions. Blue chip companies often have leading market positions that are expected to be maintained or enhanced over time. Strong positions, particularly in growing industries, can give a company pricing flexibility as well as the potential for good unit sales. These factors, in turn, can lead to higher earnings growth and greater share price appreciation.

     Seasoned management teams. Seasoned management teams with a track record of providing superior financial results are important for a company's long-term growth prospects. The subadviser's analysts will evaluate the depth and breadth of a company's management experience.

     Strong financial fundamentals. Companies should demonstrate faster earnings growth than their competitors and the market in general; high profit margins relative to competitors; strong cash flow; a healthy balance sheet with relatively low debt; and a high return on equity with a comparatively low dividend payout ratio.

     The subadviser evaluates the growth prospects of companies and the industries in which they operate. The subadviser seeks to identify companies with strong market franchises in industries that appear to be strategically poised for long-term growth. This investment approach reflects the subadviser's belief that the combination of solid company fundamentals (with emphasis on the potential for above-average growth in earnings or operating cash flow) along with a positive industry outlook will ultimately reward investors with strong investment performance. Some of the companies the subadviser targets will have good prospects for dividend growth.

     While most of the assets of the Fund are invested in U.S. common stocks, the Fund may also purchase other types of securities, including (i) U.S. and non-U.S. dollar denominated foreign securities (up to 20% of its net assets) including American Depositary Receipts (ADRs), (ii) convertible stocks, warrants and bonds, and (iii) futures and options. Investments in convertible securities, preferred stocks and debt securities are limited to 25% of total assets.

     The Fund may invest in debt securities of any type without regard to quality or rating. Such securities would be issued by companies which meet the investment criteria for the Fund but may include non-investment grade debt securities ("junk bonds"). The Fund will not purchase a non-investment grade debt security if, immediately after such purchase, the Fund would have more than 5% of its total assets invested in such securities.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk
          (including growth investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 24.80% (for the quarter ended 12/31/1998) and the lowest return was -17.09% (for the quarter ended 3/31/2001).

--------------------------------------------------------------------------------

        26.9%      28.5%      19.4%      -2.8%      -14.6%     -24.3%     29.2%       9.0%       5.6%       9.6%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten     Date First
                                                           Year    Years    Years    Available
 Blue Chip Growth Trust
   Series I                                                9.58%    4.30%    7.16%   12/11/1992
   Series II(C)                                            9.31%    4.12%    7.07%   01/28/2002
   Series NAV(B)                                           9.59%    4.32%    7.17%   02/28/2005
 S&P 500 Index                                            15.79%    6.19%    8.42%

(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.

(D)Since June 1, 2000, a portion of the Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

CAPITAL APPRECIATION TRUST

SUBADVISER:  Jennison Associates LLC

INVESTMENT OBJECTIVE:  To seek long-term growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in equity and equity-related securities of companies, at the time of investment, that exceed $1 billion in market capitalization and that the subadviser believes have above-average growth prospects. These companies are generally medium- to large-capitalization companies.

     The subadviser follows a highly disciplined investment selection and management process that seeks to identify companies that show superior absolute and relative earnings growth and also are attractively valued. The subadviser looks for companies that experience some or all of the following: (i) above average revenue and earnings per share growth, (ii) strong market position,
(iii) improving profitability and distinctive attributes such as unique marketing ability, (iv) strong research and development and productive new product flow and (v) financial strength. Such companies generally trade at high prices relative to their current earnings. Earnings predictability and confidence in earnings forecasts are important parts of the selection process.

     Securities in which the Fund invests have historically been more volatile than the S&P 500 Index. Also, companies that have an earnings growth rate higher than that of the average S&P 500 company tend to reinvest their earnings rather than distribute them. Therefore, the Fund is not likely to receive significant dividend income on its securities.

     In addition to common stocks, nonconvertible preferred stock and convertible securities, equity-related securities in which the Fund invests include: (i) American Depositary Receipts (ADRs); (ii) warrants and rights that can be exercised to obtain stock; (iii) investments in various types of business ventures, including partnerships and joint ventures; (iv) REITs; (v) IPOs and similar securities. (Convertible securities are securities -- like bonds, corporate notes and preferred stocks -- that the Fund can convert into the company's common stock, cash value of common stock, or some other equity security).

     The Fund may invest up to 35% of its total assets in equity-related securities of companies that are undergoing changes in management or product or in marketing dynamics that have not yet been reflected in reported earnings (but are expected to affect earnings in the intermediate term). These securities often are not widely known and favorably valued.

     In addition to the principal strategies discussed above, the Fund may also use the following investment strategies to attempt to increase the Fund's return or protect its assets if market conditions warrant:

      -- The Fund may make short sales of a security including short sales "against the box."

      -- The Fund may invest up to 20% of the Fund's total asset in foreign equity securities. (For purposes of this 20% limit, ADRs and other similar receipts or shares traded in U.S. markets are not considered to be foreign securities).

      -- The Fund may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government.

      -- The Fund may invest in mortgage-related securities issued or guaranteed by U.S. governmental entities, including collateralized mortgage obligations, multi-class pass through securities and stripped mortgage backed securities.

      -- The Fund may invest in fixed-income securities rated investment grade. These include corporate debt and other debt obligations of U.S. and foreign issuers. The Fund may invest in obligations that are not rated, but that the subadviser believes are of comparable quality to these obligations.

      --   The Fund may invest in repurchase agreements.

     The subadviser considers selling or reducing a stock position when, in the opinion of the subadviser, the stock has experienced a fundamental disappointment in earnings, it has reached an intermediate price objective and its outlook no longer seems sufficiently promising, a relatively more attractive stock emerges or the stock has experienced adverse price movement.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  IPO Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities
          Risk

      --  Short Sale Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.38% (for the quarter ended 12/31/2001) and the lowest return was -19.64% (for the quarter ended 9/30/2001).

--------------------------------------------------------------------------------

        -18.4%     -30.6%     29.5%       9.3%      14.0%       2.3%
         2001       2002       2003       2004       2005       2006

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                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Capital Appreciation Trust
   Series I                                               2.26%   2.74%     -3.17%    11/01/2000
   Series II(C)                                           2.06%   2.58%     -3.30%    01/28/2002
   Series NAV(B)                                          2.38%   2.79%     -3.14%    02/28/2005
 Russell 1000 Growth Index(A)                             9.07%   2.69%     -4.55%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had such performance reflected Series II expenses, performance would be lower.

(D)Since November, 2000 a portion of the Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

EQUITY-INCOME TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To provide substantial dividend income and also long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in equity securities, with at least 65% in common stocks of well-established companies paying above-average dividends.

     The subadviser believes that income can contribute significantly to total return over time and expects the Fund's yield to exceed that of the S&P 500 Index. Dividends can also help reduce the Fund's volatility during periods of market turbulence and help offset losses when stock prices are falling.

     The Fund employs a "value" approach and invests in stocks and other securities that appear to be temporarily undervalued by various measures and may be temporarily out of favor but have good prospects for capital appreciation and dividend growth. Value investors seek to buy a stock (or other security) when its price is low in relation to what they believe to be its real worth or future prospects. By identifying companies whose stocks are currently out of favor, value investors hope to realize significant appreciation as other investors recognize a stock's intrinsic value. Finding undervalued stocks requires considerable research to identify the particular stocks, to analyze each company's underlying financial condition and prospects, and to assess the likelihood that a stock's underlying value will be recognized by the market and reflected in its price.

     The Fund will generally consider companies with the following characteristics:

      --   established operating histories;

      --   above-average dividend yield relative to the S&P 500 Index;

      --   low price/earnings ratios relative to the S&P 500 Index;

      --   sound balance sheets and other financial characteristics; and

      -- low stock price relative to a company's underlying value, as measured by assets, cash flow or business franchises.

     The Fund may also purchase other types of securities in keeping with its objective, including:

      -- U.S. and non-U.S. dollar denominated foreign securities including American Depositary Receipts (ADRs) (up to 25% of total assets);

      --   preferred stocks;

      --   convertible stocks, bonds, and warrants; and

      --   futures and options.

     The Fund may invest in fixed income securities without regard to quality or rating, including up to 10% in non-investment grade fixed income securities ("junk bonds").

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

     The Fund may invest up to 10% of its total assets in hybrid instruments. Hybrid instruments are a type of high-risk derivative which can combine the characteristics of securities, futures and options. Such securities may bear interest or pay dividends at below market (or even relatively nominal) rates. The SAI contains more complete description of such instruments and the risks associated therewith.

     In pursuing the Fund's investment objective, the subadviser has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the subadviser believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Issuer Risk

      --  Liquidity Risk

     The Fund's emphasis on stocks of established companies paying high dividends, and its potential investments in fixed income securities, may limit its potential appreciation in a broad market advance.

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.68% (for the quarter ended 6/30/2003) and the lowest return was -17.40% (for the quarter ended 9/30/2002).


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        29.7%       9.2%       3.4%      13.0%       1.3%      -13.3%     25.6%      14.8%       3.9%      19.0%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten     Date First
                                                           Year    Years    Years    Available
 Equity-Income Trust
   Series I                                               19.02%    9.11%    9.99%   02/19/1993
   Series II(C)                                           18.76%    8.93%    9.91%   01/28/2002
   Series NAV(B)                                          19.05%    9.13%   10.00%   02/28/2005
 Russell 1000 Value Index                                 22.24%   10.86%   11.00%

(A)Effective October 1, 1996, the portfolio changed its subadviser. Performance reflects results prior to this change.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since June 1, 2000, a portion of the Equity-Income Trust expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

GROWTH & INCOME TRUST

SUBADVISER:  Independence Investments LLC

INVESTMENT OBJECTIVE:  To seek income and long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in a diversified mix of common stocks of large U.S. companies.

     The subadviser selects stocks that it believes have improving fundamentals and attractive valuations. Stocks are purchased that appear to be undervalued relative to their peers and to have improving earnings growth prospects. The subadviser seeks to maintain risk and sector characteristics similar to its market benchmark, the Russell 1000 Index. The Fund is a large cap stock portfolio. The subadviser normally invests at least 65% (usually higher) of the Funds's total assets in companies with market capitalizations that are within the range of capitalizations of the companies in the Russell 1000

Index ($849 million to $410.66 billion as of February 28, 2007) or the S&P 500 Index ($1.42 billion to $410.66 billion as of February 28, 2007).

     The Fund may invest in initial public offerings (IPOs). The Fund may purchase other types of securities that are not primary investment vehicles, for example: U.S. dollar denominated foreign securities and American Depositary Receipts (ADRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  IPOs Risk

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 24.07% (for the quarter ended 12/31/1998) and the lowest return was -17.14% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        29.8%      30.2%      16.2%      -13.1%     -15.4%     -22.2%     24.3%      11.0%       9.0%      12.7%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five     Ten    Date First
                                                          Year    Years    Years   Available
 Growth & Income Trust Series NAV(A)                      12.72%   5.69%   6.66%   03/29/1986
 Russell 1000 Index                                       15.46%   6.82%   8.64%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Growth & Income Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Growth & Income Fund, the Fund's predecessor. These shares were first issued on March 29, 1986.

(B)The current subadviser has managed the entire portfolio since April 29, 2005. The current subadviser has managed a portion of the Fund since its inception.

                              INTERNATIONAL FUNDS

OVERSEAS EQUITY TRUST

SUBADVISER:  Capital Guardian Trust Company

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of a diversified mix of large established and medium-sized foreign companies located primarily in developed countries (outside of the U.S.) and, to a lesser extent, in emerging markets.

     The subadviser has an extensive commitment to fundamental research, with a large team of experienced international equity analysts focused on gathering in-depth information firsthand on companies throughout the world. The subadviser's research strength is leveraged through a bottom-up approach to portfolio construction. Returns for non-U.S. equity portfolios are pursued primarily through active security selection. While portfolio managers at the subadviser are mindful of benchmark characteristics, country and sector weightings are primarily the result of finding value in individual securities where ever they may be located.

     The majority of the subadviser's non-U.S. equity portfolio managers have over two decades of investment experience. Portfolios are segmented, with each individual manager responsible for a portion, managing it as if it were a stand-alone portfolio. The subadviser believes this allows for strong individual ideas to be acted upon while ensuring a diversity of ideas and continuity of management. The research analysts as a group also manage a portion of the portfolio.

     Based on the research carried out by the equity analysts, portfolio managers look across countries and sectors in selecting stocks for the portfolio. With a long-term perspective, portfolio managers look for quality companies at attractive prices that will outperform their peers and the benchmark over time.

     The Fund will invest no more than 15% of its assets in emerging markets stocks and will invest in at least three different countries other than the U.S. The Fund may also invest in initial public offerings (IPOs). The subadviser may use derivatives, such as futures and forwards, to implement foreign currency management strategies. Currency management strategies are primarily use for hedging purposes and to protect against anticipated changes in foreign currency exchange rates.

     The Fund may purchase other types of securities that are not primary investment vehicles, for example: American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts (EDRs), certain ETFs, and certain derivatives (investments whose value is based on indices or other securities).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk
          (including value investing risk)

      --  Foreign Securities Risk
          (including emerging market risk)

      --  IPOs Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 24.44% (for the quarter ended 12/31/1999) and the lowest return was -22.07% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         1.9%      15.9%      34.0%      -16.4%     -20.9%     -18.2%     32.4%      11.0%      18.3%      19.9%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five     Ten     Date First
                                                           Year    Years   Years    Available
 Overseas Equity Trust
   Series NAV(A)                                          19.86%   11.25%   5.96%   04/30/1996
   Series I(B)                                            19.80%   11.34%   6.01%   04/29/2005
   Series II(B)                                           19.64%   11.21%   5.94%   04/29/2005
 MSCI EAFE Index                                          26.87%   15.43%   8.07%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Overseas Equity B Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Overseas Equity B Fund, JHT's predecessor. These shares were first issued on April 30, 1996.

(B)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Overseas Equity B Fund, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(C)Current subadviser assignment became effective May 1, 2004. Performance reflects results prior to this change.

                               FIXED INCOME FUNDS

ACTIVE BOND TRUST

SUBADVISERS: Declaration Management and Research LLC ("Declaration") and MFC Global Management (U.S.), LLC ("MFC Global (U.S.)")

INVESTMENT OBJECTIVE:  To seek income and capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) in a diversified mix of debt securities and instruments.

     The Fund invests its assets in a diversified mix of debt securities and instruments with maturity durations of approximately 4 to 6 years. The investments include, but are not limited to:

      --   U.S. Treasury and agency securities;

      -- Asset-backed securities and mortgage-backed securities, including mortgage pass-through securities, commercial mortgage-backed securities ("CMBS") and collateralized mortgage obligations ("CMOs");

      --   Corporate bonds, both U.S. and foreign; and

      --   Foreign government and agency securities.

     The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

        65%* Declaration

        35%* MFC Global (U.S.)

     *Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

     This allocation methodology may change in the future.

DECLARATION

     Declaration uses a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are attractively priced based upon market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

     This portion of the Fund normally has no more than 10% of its total assets in high yield bonds ("junk bonds") and normally invests in foreign securities only if U.S. dollar denominated. This portion of the Fund normally has an average credit rating of "A" or "AA."

MFC GLOBAL (U.S.)

     MFC Global (U.S.) uses proprietary research to identify specific bond sectors, industries and bonds that are attractively priced. MFC Global (U.S.) tries to anticipate shifts in the business cycle, using economic and industry analysis to determine which sectors and industries might benefit over the next 12 months.

     This portion of the Fund normally has no more than 25% of its total assets in high yield bonds (sometimes referred to as "junk bonds") and may invest in both U.S. dollar denominated and non-U.S. dollar denominated foreign securities. This portion of the Fund normally has an average credit rating of "A" or "AA."

     The Fund may invest in asset-backed securities rated, at the time of purchase, less than A (but not rated lower than B by S&P or Moody's). Under normal circumstances, no more than 15% of the total assets of the portion of the Fund managed by MFC Global (U.S.) will be invested in asset-backed securities rated less than A by both rating agency.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Fixed Income Securities Risk
          (including low rated fixed-income securities risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities
          Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 3.84% (for the quarter ended 6/30/97) and the lowest return was -2.47% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

        10.1%       8.2%      -0.9%      10.5%       7.5%       7.3%       6.5%       4.8%       2.5%       4.5%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Active Bond Trust
   Series I(B)                                            4.42%   5.08%   6.03%   04/29/2005
   Series II(B)                                           4.21%   5.02%   6.00%   04/29/2005
   Series NAV(A)                                          4.54%   5.11%   6.04%   03/29/1986
 Lehman Brothers Aggregate Bond Index                     4.33%   5.06%   6.24%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Active Bond Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Active Bond Fund, JHT's predecessor. These shares were first issued on March 29, 1986.

(B)The Series I and Series II shares of the Fund were first offered on April 29, 2005. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Active Bond Fund, JHT's predecessor. The performance of this class of shares would have been lower if it reflected the higher expenses of the Series I and Series II shares.

(C)Current subadvisers have managed the Fund since April 29, 2005. The current subadvisers have managed a portion of the Fund since its inception.

GLOBAL BOND TRUST

SUBADVISER:  Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE:  To seek maximum total return, consistent with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in fixed income instruments, which may be represented by futures contracts (including related options) with respect to such securities, and options on such securities. These fixed income instruments may be denominated in non-U.S. currencies or in U.S. dollars.

     In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

      -- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

      -- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

      --   mortgage-backed and other asset-backed securities;

      --   inflation-indexed bonds issued by both governments and corporations;

      -- structured notes, including hybrid or "indexed" securities and event-linked bonds;

      --   loan participations and assignments;

      --   delayed funding loans and revolving credit facilities;

      -- bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

      --   repurchase agreements and reverse repurchase agreements;

      -- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

      --   obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     Depending on the subadviser's current opinion as to the proper allocation of assets among domestic and foreign issuers, investments in the securities of issuers located outside the United States will normally vary between 25% and 75% of the Fund's total assets. The Fund may invest up to 10% of its total assets in fixed income securities that are rated below investment grade but rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The average Fund duration will normally vary within a three to seven year time frame.

     The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis, and

      -- enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

     The Fund may make short sales of a security including short sales "against the box."

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Short Sale Risk

Past Performance(A, B)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 10.64% (for the quarter ended 6/30/2002) and the lowest return was -4.81% (for the quarter ended 3/31/1999).


--------------------------------------------------------------------------------

         3.0%       7.6%      -6.7%       1.7%       0.5%      20.1%      15.4%      10.4%      -6.7%       5.3%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Global Bond Trust
   Series I                                               5.27%   8.50%   4.74%   03/18/1988
   Series II                                              5.07%   8.34%   4.66%   01/28/2002
   Series NAV(B)                                          5.35%   8.54%   4.76%   02/28/2005
 JP Morgan Global-Unhedged Index                          5.94%   8.31%   5.32%

(A)Effective May 1, 1999, the Fund changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

HIGH YIELD TRUST

SUBADVISER:  Western Asset Management Company

INVESTMENT OBJECTIVE:  To realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) at the time of investment in high yield securities, including corporate bonds, preferred stocks, U.S. Government and foreign securities, mortgage-backed securities, loan assignments or participations and convertible securities which have the following ratings (or, if unrated, are considered by the subadviser to be of equivalent quality):

                                          CORPORATE BONDS, PREFERRED STOCKS AND CONVERTIBLE SECURITIES
                                              RATING AGENCY
                                  ----------------------------------------------------------------------------
                                                 Moody's                             Ba through C
                                            Standard & Poor's                        BB through D

     Non-investment grade securities and are commonly referred to as "junk bonds." The Fund may also invest in investment grade securities.

     The Fund may invest in foreign bonds and other fixed income securities denominated in foreign currencies, where, in the opinion of the subadviser, the combination of current yield and currency value offer attractive expected returns. Foreign securities in which the Fund may invest include emerging market securities. The Fund may invest up to 100% of its assets in foreign securities. The subadviser may utilize futures, swaps and other derivatives in managing the Fund.

     The Fund may invest in fixed-and floating-rate loans, generally in the form of loan participations and assignments of such loans.

     The Fund normally maintains an average Fund duration of between 3 and 7 years. However, the Fund may invest in individual securities of any duration. Duration is an approximate measure of the sensitivity of the market value of the Fund's portfolio to changes in interest rates.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including emerging market risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance(A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 7.94% (for the quarter ended 6/30/2003) and the lowest return was -6.52%% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

         2.8%       8.0%      -9.0%      -5.5%      -6.7%      24.2%      11.1%       3.7%      10.4%
         1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                          Year    Years    Inception   Available
 High Yield Trust
   Series I                                               10.37%   8.05%     4.72%     01/01/1997
   Series II(D)                                           10.24%   7.89%     4.64%     01/28/2002
   Series NAV(C)                                          10.46%   8.11%     4.74%     02/28/2005
 Citigroup High Yield Index(B)                            11.85%  10.23%     6.80%

(A)Current subadvisor assignment became effective May 1, 2003. Performance reflects results prior to this change.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(C)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(D)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

MONEY MARKET TRUST B

(NAV SHARES ONLY)

SUBADVISER:  MFC Global Investment Management (U.S.A.) Limited

INVESTMENT OBJECTIVE:  To obtain maximum current income consistent with preservation of principal and liquidity.

INVESTMENT STRATEGIES: Under normal market conditions, the Funds invests in high quality, U.S. dollar denominated money market instruments.

     The subadviser may invest the Funds' assets in high quality, U.S. dollar denominated money market instruments of the following types:

      -- obligations issued or guaranteed as to principal and interest by the U.S. Government, or any agency or authority controlled or supervised by and acting as an instrumentality of the U.S. Government pursuant to authority granted by Congress ("U.S. Government Securities"), or obligations of foreign governments including those issued or guaranteed as to principal or interest by the Government of Canada, the government of any province of Canada, or any Canadian or provincial Crown agency (any foreign obligation acquired by the Funds must be payable in U.S. dollars);

      -- certificates of deposit, bank notes, time deposits, Eurodollars, Yankee obligations and bankers' acceptances of U.S. banks, foreign branches of U.S. banks, foreign banks and U.S. savings and loan associations which at the date of investment have capital, surplus and undivided profits as of the date of their most recent published financial statements in excess of $100,000,000 (or less than $100,000,000 if the principal amount of such bank obligations is insured by the Federal Deposit Insurance Corporation or the Saving Association Insurance Fund);

      -- commercial paper which at the date of investment is rated (or guaranteed by a company whose commercial paper is rated) within the two highest rating categories by any NRSRO (such as "P-1" or "P-2" by Moody's or "A-1" or "A-2" by Standard & Poor's) or, if not rated, is issued by a company which the subadviser acting pursuant to guidelines established by the Funds' Board of Trustees, has determined to be of minimal credit risk and comparable quality;

      -- corporate obligations maturing in 397 days or less which at the date of investment are rated within the two highest rating categories by any NRSRO (such as "Aa" or higher by Moody's or "AA" or higher by Standard & Poor's);

      -- short-term obligations issued by state and local governmental issuers;

      -- securities that have been structured to be eligible money market instruments such as participation interests in special purpose trusts that meet the quality and maturity requirements in whole or in part due to features for credit enhancement or for shortening effective maturity; and

      -- repurchase agreements with respect to any of the foregoing obligations.

     Commercial paper may include variable amount master demand notes, which are obligations that permit investment of fluctuating amounts at varying rates of interest. Such notes are direct lending arrangements between the Funds and the note issuer. The subadviser monitors the creditworthiness of the note issuer and its earning power and cash flow. The subadviser will also consider situations in which all holders of such notes would redeem at the same time. Variable amount master demand notes are redeemable on demand.

     All of the Funds' investments will mature in 397 days or less and the Funds maintain a dollar-weighted average portfolio maturity of 90 days or less. By limiting the maturity of their investments, the Funds seek to lessen the changes in the value of their assets caused by fluctuations in short-term interest rates. In addition, the Funds invest only in securities which the Funds' Board of Trustees determines to present minimal credit risks and which at the time of purchase are "eligible securities" as defined by Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"). The Funds also intend to maintain, to the extent practicable, a constant per share NAV of $10.00. There is no assurance that the Funds will be able to do so.

     The Funds may invest up to 20% of their total assets in any of the U.S. dollar denominated foreign securities described above. The Funds are not authorized to enter into mortgage dollar rolls or warrants.

     An investment in a Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of a shareholder's investment at $1.00 per share, it is possible to lose money by investing in these Funds. For example, a Fund could lose money if a security purchased by the Fund is downgraded and the Fund must sell the security at less than the cost of the security.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

Past Performance (A)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 1.60% (for the quarter ended 9/30/00) and the lowest return was 0.20% (for the quarter ended 3/31/04).

--------------------------------------------------------------------------------

         5.5%       5.4%       5.0%       6.3%       3.9%       1.5%       1.0%       1.1%       2.9%       4.7%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five       Ten     Date First
                                                           Year      Years     Years    Available
 Money Market Trust B
   Series NAV(A)                                            4.71%     2.22%     3.72%   03/29/1986
 Citigroup 3mth Treasury Bill Index                         4.76%     2.35%     3.67%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Money Market Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Money Market Fund, JHT's predecessor. These shares were first issued on March 29, 1986.

SHORT-TERM BOND TRUST

SUBADVISER:  Declaration Management & Research, LLC

INVESTMENT OBJECTIVE:  To seek income and capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowing for investment purposes) at the time of investment in a diversified mix of debt securities and instruments. The securities and instruments will have an average credit quality rating of "A" or "AA" and a weighted average effective maturity between one and three years, and no more than 15% of the Fund's net assets will be invested in high yield bonds.

     The Fund invests in a diversified mix of debt securities and instruments, including but not limited to:

      --   U.S. Treasury and Agency securities;

      -- Asset-backed securities and mortgage-backed securities including mortgage pass-through securities, commercial mortgage back securities and collateralized mortgage offerings;

      --   Corporate bonds, both U.S. and foreign (if dollar-denominated); and

      --   Foreign governmental and agency securities (if dollar denominated).

     The subadviser evaluates specific bonds and bond sectors using a combination of proprietary research and quantitative tools and seeks to identify bonds and bond sectors that are believed to be attractively priced based upon market fundamentals and technical factors. The subadviser opportunistically emphasizes bonds with yields in excess of U.S. Treasury securities.

     Except as otherwise stated under "Investment Objectives and Strategies -- Temporary Defensive Investing," the Fund normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

     The Fund may have significant exposure to derivatives (investments whose value is based on indices or other securities), such as forwards, futures, options and swaps. The subadviser actively uses derivatives to manage the average maturity and interest rate sensitivity of the Fund. Currency management strategies are primarily used for hedging purposes and to protect against changes in foreign currency exchange rates.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Liquidity Risk

      --  Issuer Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 3.28% (for the quarter ended 9/30/2001) and the lowest return was -0.96% (for the quarter ended 6/30/2004).


--------------------------------------------------------------------------------

         6.4%       5.8%       3.0%       8.0%       8.1%       5.7%       2.8%       1.4%       2.1%       4.6%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 Short-Term Bond Trust
   Series NAV(A)                                          4.55%   3.28%   4.75%   05/01/1994
 Lehman Brothers 1-3 Year (Unhedged) Aggregate Index(C)   4.35%   3.26%   5.00%
 Combined Index(B)                                        4.35%   3.20%   5.04%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Short-Term Bond Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Short-Term Fund, JHT's predecessor. These shares were first issued on May 1, 1994.

(B)The Combined Index represents the Merrill Lynch 1-5 Year Government Bond Index from May 1994 to April 1998; 65% Lehman Brothers 1-3 Year Credit Bond Index and 35% Lehman Brothers 1-3 Year Government Bond Index from May 1998 to April 2002; and the Lehman Brothers Aggregate Bond index from May 2002 and thereafter.

(C)Lehman Brothers 1-3 Year Aggregate Index inception date is July 31, 1997.

TOTAL RETURN TRUST

SUBADVISER:  Pacific Investment Management Company LLC

INVESTMENT OBJECTIVE:  To seek maximum total return, consistent with preservation of capital and prudent investment management.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities.

     In selecting securities for the Fund, the subadviser utilizes economic forecasting, interest rate anticipation, credit and call risk analysis, foreign currency exchange rate forecasting, and other security selection techniques. The proportion of the Fund's assets committed to investment in securities with particular characteristics (such as maturity, type and coupon rate) will vary based on the subadviser's outlook for the U.S. and foreign economies, the financial markets, and other factors.

     The types of fixed income securities in which the Fund may invest include the following securities which, unless otherwise noted, may be issued by domestic or foreign issuers and may be denominated in U.S. dollars or non-U.S. currencies:

      -- securities issued or guaranteed by the U.S. Government, its agencies or government-sponsored enterprises;

      -- corporate debt securities of U.S. and non-U.S. issuers, including convertible securities and corporate commercial paper;

      --   mortgage-backed and other asset-backed securities;

      --   inflation-indexed bonds issued by both governments and corporations;

      -- structured notes, including hybrid or "indexed" securities and event-linked bonds;

      --   loan participations and assignments;

      --   delayed funding loans and revolving credit facilities;

      -- bank certificates of deposit, fixed time deposits and bankers' acceptances;

      -- debt securities issued by states or local governments and their agencies, authorities and other government-sponsored enterprises;

      --   repurchase agreements and reverse repurchase agreements;

      -- obligations of non-U.S. governments or their subdivisions, agencies and government-sponsored enterprises; and

      --   obligations of international agencies or supranational entities.

     Fixed-income securities may have fixed, variable, or floating rates of interest, including rates of interest that vary inversely at a multiple of a designated or floating rate, or that vary according to change in relative values of currencies.

     The Fund invests primarily in investment grade securities, but may invest up to 10% of its total assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality. The Fund may also invest up to 30% of its total assets in securities denominated in foreign currencies, and may invest beyond this limit in U.S. dollar denominated securities of foreign issuers. The Fund may invest in baskets of foreign currencies (such as the Euro) and direct currency. The Fund will normally limit its foreign currency exposure (from non-U.S. dollar denominated securities or currencies) to 20% of its total assets. The average Fund duration will normally vary within a three to six year time frame.

     The Fund is authorized to use all of the various investment strategies referred to under "Additional Information About the Funds' Principal Risks and Investment Policies -- Hedging and Other Strategic Transactions" including:

      -- purchase and sell options on domestic and foreign securities, securities indexes and currencies,

      --   purchase and sell futures and options on futures,

      --   purchase and sell currency or securities on a forward basis, and

      -- enter into interest rate, index, equity, total return, currency, and credit default swap agreements.

     The Fund's investment process may, at times, result in a higher than average portfolio turnover ratio and increased trading expenses.

     The Fund may make short sales of a security, including short sales "against the box."

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

      --  Short Sale Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 6.43% (for the quarter ended 9/30/2001) and the lowest return was -2.19% (for the quarter ended 6/30/2004).

--------------------------------------------------------------------------------

        10.9%       8.3%       9.5%       5.0%       5.0%       2.4%       3.7%
         2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Total Return Trust
   Series I                                               3.67%   5.09%     5.64%     05/01/1999
   Series II(C)                                           3.42%   4.91%     5.52%     01/28/2002
   Series NAV(B)                                          3.66%   5.10%     5.65%     02/28/2005
 Lehman Brothers Aggregate Bond Index(A)                  4.33%   5.06%     5.79%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of a month end.

(B)NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

U.S. GOVERNMENT SECURITIES TRUST

SUBADVISER:  Western Asset Management Company

INVESTMENT OBJECTIVE:  To obtain a high level of current income consistent with preservation of capital and maintenance of liquidity.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities and futures contracts. The Fund may invest the balance of its assets in non-U.S. government securities including, but not limited to, fixed rate and adjustable rate mortgage-backed securities, asset-backed securities, corporate debt securities and money market instruments.

     The Fund invests in:

      -- mortgage-backed securities guaranteed by the Government National Mortgage Association that are supported by the full faith and credit of the U.S. government and which are the "modified pass-through" type of mortgage-backed security ("GNMA Certificates"). Such securities entitle the holder to receive all interest and principal payments due whether or not payments are actually made on the underlying mortgages;

      -- U.S. Treasury obligations (including repurchase agreements collateralized by U.S. Treasury obligations) (U.S. Treasury obligations are supported by the full faith and credit of the U.S. government);

      -- obligations issued or guaranteed by agencies or instrumentalities of the U.S. Government which are backed by their own credit and may not be backed by the full faith and credit of the U.S. Government (including repurchase agreements collateralized by these obligations);

      -- mortgage-backed securities guaranteed by agencies or instrumentalities of the U.S. Government which are supported by their own credit but not the full faith and credit of the U.S. Government, such as the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association;

      --   futures contracts or financial instruments and indices; and

      -- collateralized mortgage obligations issued by private issuers for which the underlying mortgage-backed securities serving as collateral are backed (i) by the credit alone of the U.S. Government agency or instrumentality which issues or guarantees the mortgage-backed securities, or (ii) by the full faith and credit of the U.S. Government.

     As noted above, the Fund may invest not only in U.S. government securities that are backed by the full faith and credit of the U.S. government, such as GNMA Certificates and U.S. Treasury obligations, but also in U.S. Government securities that are backed only by their own credit and not the full faith and credit of the U.S. government (such as the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation).

     For purposes of diversification requirements established pursuant to the Internal Revenue Code, all securities of the same issuer are treated as a single investment and each U.S. Government agency or instrumentality is treated as a separate issuer. As a result of these requirements, the Fund may not invest more than 55% of the value of its total assets in GNMA Certificates or in securities issued or guaranteed by any other single U.S. Government agency or instrumentality.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

         --  Active Management Risk                       --  Issuer Risk
         --  Credit and Counterparty Risk                 --  Liquidity Risk
         --  Derivatives Risk                             --  Mortgage-Backed and Asset-Backed
         --  Fixed Income Securities Risk                     Securities Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 4.48% (for the quarter ended 9/30/2001) and the lowest return was -1.40% (for the quarter ended 6/30/2004).

--------------------------------------------------------------------------------

         8.5%       7.5%      -0.2%      10.9%       7.0%       8.0%       1.7%       2.9%       1.6%       4.4%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten    Date First
                                                          Year    Years   Years   Available
 U.S. Government Securities Trust
   Series I                                               4.39%   3.69%   5.16%   03/18/1988
   Series II(C)                                           4.19%   3.54%   5.09%   01/28/2002
   Series NAV(B)                                          4.39%   3.69%   5.17%   02/28/2005
 Citigroup 1-10 Year Treasury Index                       3.55%   3.65%   5.30%

(A)Effective December 13, 1991, the Fund changed its subadviser and its investment objective. Performance reflects results prior to these changes.

(B)NAV shares were first offered February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

                                  HYBRID FUNDS

MANAGED TRUST

SUBADVISERS: Grantham, Mayo, Van Otterloo & Co. LLC ("GMO") and Declaration Management and Research LLC ("Declaration")

INVESTMENT OBJECTIVE:  To seek income and long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests primarily in a diversified mix of: (a) common stocks of large capitalization U.S. companies; and (b) bonds with an overall intermediate term average maturity.

     The Fund employs a multi-manager approach with two subadvisers, each of which employs its own investment approach and independently manages its portion of the Fund. The Fund will be rebalanced quarterly so that each subadviser manages the following portion of the Fund:

        60%* GMO

        40%* Declaration

     *Percentages are approximate. Since the Fund is only rebalanced quarterly, the actual portion of the Fund managed by each subadviser will vary during each calendar quarter.

     This allocation methodology may change in the future.

GMO

     In managing its portion of the Fund, GMO seek to outperform its benchmark, currently, the S&P 500 Index, an index of large capitalization U.S. stocks, independently maintained and published by Standard & Poor's.

     GMO typically invests its portion of the Fund in equity investments in U.S. companies with larger capitalizations to gain broad exposure to the U.S. equity market. GMO defines "larger capitalizations" as capitalizations similar to the capitalizations of companies that issue stocks included in the S&P 500 Index ($1.42 billion to $410.66 billion as of February 28, 2007. Under normal circumstances, GMO invests at least 80% of its portion of the Fund in investments tied economically to the U.S.

     GMO uses proprietary research and quantitative models to seek out stocks it believes are undervalued or it believes have improving fundamentals. Generally, these stocks trade at prices below what GMO believes to be their fundamental value. GMO also uses proprietary techniques to adjust the Fund for factors such as stock selection discipline (criteria used for selecting stocks), industry and sector weights, and market capitalization. The factors considered by GMO and the models it uses may change over time.

     GMO intends that its portion of the Fund will be fully invested and generally will not take temporary defensive positions through investment in cash and high quality money market instruments. GMO in managing its portion of the Fund may (but is not obligated to) use a wide variety of exchange-traded and over-the-counter derivative instruments, including options, futures, and swap contracts, to (i) hedge equity exposure; (ii) replace direct investing (e.g., creating equity exposure through the use of futures contracts or other derivative instruments); or (iii) manage risk by implementing shifts in investment exposure.

DECLARATION

     Declaration selects bonds using a combination of proprietary research and quantitative tools. Declaration invests in bond and bond sectors that it believes are attractively priced based on market fundamentals and technical factors. Declaration opportunistically emphasizes bonds with yields in excess of Treasury securities.

     Declaration normally has no more than 10% of its bond total assets in high yield bonds (commonly know as "junk bonds") and normally invests in foreign securities only if U.S. dollar denominated.

     Except as otherwise stated under "Temporary Defensive Investing" the portion of the Fund managed by Declaration normally has 10% or less (usually lower) of its total assets in cash and cash equivalents.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk (including value investing risk)

      -- Fixed Income Securities Risk (including lower rated fixed income securities risk)

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 14.77% (for the quarter ended 12/31/1998) and the lowest return was -10.91% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        18.7%      20.4%       9.1%       0.0%      -2.8%      -13.2%     19.0%       8.2%       2.7%       7.5%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five      Ten     Date First
                                                           Year      Years    Years    Available
 Managed Trust
   Series NAV(A)                                            7.48%     4.28%    6.46%   03/29/1986
 Managed Combined Index(B)                                 11.12%     5.99%    7.88%
 S&P 500 Index                                             15.79%     6.19%    8.42%
 Lehman Brothers Aggregate Bond Index                       4.33%     5.06%    6.24%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Managed Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Managed Fund, JHT's predecessor. These shares were first issued March 29, 1986.
(B)The Combined Index represents 50% S&P 500 Index and 50% Lehman Brothers Aggregate Bond Index from April 1986 to December 1997, then 60% S&P 500 Index and 40% Lehman Brothers Aggregate Bond Index from January 1998 thereafter.
(C)The current subadviser assignment became effective August 1, 2005. Performance reflects results prior to this change.

                                SPECIALTY FUNDS

FINANCIAL SERVICES TRUST

SUBADVISER:  Davis Selected Advisers, L.P.

INVESTMENT OBJECTIVE:  To seek growth of capital.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in companies that, at the time of investment, are principally engaged in financial services and the Fund invests primarily in common stocks of financial services companies.

     A company is "principally engaged" in financial services if it owns financial services-related assets constituting at least 50% of the value of its total assets, or if at least 50% of its revenues are derived from its provision of financial services. Companies in the financial services industry include commercial banks, industrial banks, savings institutions, finance companies, diversified financial services companies, investment banking firms, securities brokerage houses, investment advisory companies, leasing companies, insurance companies and companies providing similar services. The Fund may also invest in other equity securities and in foreign and fixed income securities.

     The subadviser uses the Davis Investment Discipline in managing the Fund's portfolio. The subadviser conducts extensive research to seek to identify companies with durable business models that can be purchased at attractive valuations relative to their intrinsic value. The subadviser emphasizes individual stock selection and believes that the ability to evaluate management is critical. The subadviser routinely visits managers at their places of business in order to gain insight into the relative value of different businesses. Such research, however rigorous, involves predictions and forecasts that are inherently uncertain.

     The subadviser has developed the following list of characteristics that it believes help companies to create shareholder value over the long term and manage risk. While few companies possess all of these characteristics at any given time, the subadviser seeks to invest in companies that demonstrate a majority, or an approximate mix of these characteristics, although there is no guarantee that it will be successful in doing so.

      --   Proven track record

      --   Significant personal ownership in business

      --   Strong balance sheet

      --   Low cost structure

      --   High after-tax returns on capital

      --   High quality of earnings

      --   Non-obsolescent products/services

      --   Dominant or growing market share

      --   Participation in a growing market

      --   Global presence and brand names

     The subadviser's goal is to invest in companies for the long term. The subadviser considers selling a company if it believes the stock's market price exceeds its estimates of intrinsic value, or if the ratio of the risks and rewards of continuing to own the company is no longer attractive.

     The Fund may engage in active and frequent trading to achieve its principal investment strategies which will increase transaction costs.

     The Fund concentrates (that is invests at least 25% or more) its investments in securities of companies engaged in the financial services industries, a comparatively narrow segment of the economy, and may therefore experience greater volatility than funds investing in a broader range of industries. Moreover, a fund which concentrates its investments in a particular sector is particularly susceptible to the impact of market, economic, regulatory and other factors affecting that sector.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  High Portfolio Turnover Risk

      --  Industry or Sector Investing Risk
          (including financial services industry risk)

      --  Issuer Risk

      --  Liquidity Risk

      --  Non-Diversified Fund Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 20.96% (for the quarter ended 6/30/2003) and the lowest return was -15.36% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -17.9%     33.6%      10.4%       9.8%      23.1%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five       Since     Date First
                                                          Year     Years    Inception   Available
 Financial Services Trust
   Series I                                               23.12%   10.35%     7.70%     04/30/2001
   Series II(B)                                           22.77%   10.15%     7.52%     01/28/2002
   Series NAV(A)                                          23.16%   10.36%     7.70%     04/29/2005
 Lipper Financial Services Fund Index(C)                  15.90%   10.20%     8.76%

(A)NAV shares were first offered April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had such performance reflected NAV share expenses, performance would be higher.

(B)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(C)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

HEALTH SCIENCES TRUST

SUBADVISER:  T. Rowe Price Associates, Inc.

INVESTMENT OBJECTIVE:  To seek long-term capital appreciation.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in common stocks of companies engaged, at the time of investment, in the research, development, production, or distribution of products or services related to health care, medicine, or the life sciences (collectively termed "health sciences").

     While the Fund may invest in companies of any size, the majority of its assets are expected to be invested in large- and mid-capitalization companies.

     The subadviser's portfolio managers divide the health sciences sector into four main areas: pharmaceuticals, health care services companies, products and devices providers, and biotechnology firms. Their allocation among these four areas will vary depending on the relative potential within each area and the outlook for the overall health sciences sector. While most assets will be invested in U.S. common stocks, the Fund may purchase other securities, including foreign securities, futures, and options in keeping with its objective.

     The Fund concentrates its investments (invests more than 25% of its total assets) in securities of companies in the health sciences sector, a comparatively narrow segment of the economy, and therefore may experience greater volatility than funds investing in a broader range of industries.

     In managing the Fund, the subadviser uses a fundamental, bottom-up analysis that seeks to identify high quality companies and the most compelling investment opportunities. In general, the Fund will follow a growth investment strategy, seeking companies whose earnings are expected to grow faster than inflation and the economy in general. When stock valuations seem unusually high, however, a "value" approach, which gives preference to seemingly undervalued companies, may be emphasized.

     The Fund may invest up to 35% of its total assets in foreign securities (including emerging market securities) and may have exposure to foreign currencies through its investment in these securities, its direct holdings of foreign currencies or through its use of foreign currency exchange contracts for the purchase or sale of a fixed quantity of a foreign currency at a future date.

     In pursuing its investment objective, the Fund's management has the discretion to purchase some securities that do not meet its normal investment criteria, as described above, when it perceives an unusual opportunity for gain. These special situations might arise when the Fund's management believes a security could increase in value for a variety of reasons including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.

     The Fund holds a certain portion of its assets in money market reserves which can consist of shares of the T. Rowe Price Reserve Investment Fund (or any other internal T. Rowe Price money market fund) as well as U.S. and foreign dollar-denominated money market securities, including repurchase agreements, in the two highest rating categories, maturing in one year or less.

     The Fund may sell securities for a variety of reasons such as to secure gains, limit losses or redeploy assets into more promising opportunities.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk (including emerging market risk)

      --  Industry or Sector Investing Risk (including health sciences risk)

      --  Issuer Risk

      --  Liquidity Risk

Past Performance (A, B, C, D)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 18.13% (for the quarter ended 6/30/2003) and the lowest return was -15.79% (for the quarter ended 6/30/2002).


--------------------------------------------------------------------------------

        -27.2%     36.2%      15.3%      12.5%       8.5%
         2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five       Since     Date First
                                                           Year      Years    Inception   Available
 Health Sciences Trust
   Series I                                                 8.51%     6.89%      7.55%    04/30/2001
   Series II(C)                                             8.30%     6.71%      7.39%    01/28/2002
   Series NAV(B)                                            8.50%     6.90%      7.56%    04/29/2005
 Lipper Health/Biotechnology Fund Index(A)                  4.80%     4.69%      4.71%

(A)The return of the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for the index is only provided as of month end.

(B)NAV shares were first offered on April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since June 1, 2001, a portion of the Fund expenses were reimbursed. If such expenses had not been reimbursed, returns would be lower.

REAL ESTATE SECURITIES TRUST

SUBADVISER:  Deutsche Investment Management Americas, Inc. ("DIMA")

      -- RREEF American L.L.C. provides sub-subadvisory services to DIMA in its management of the Real Estate Securities Trust ("DIMA RREEF")

INVESTMENT OBJECTIVE:  To seek to achieve a combination of long-term capital appreciation and current income.

INVESTMENT STRATEGIES: Under normal market conditions, the Fund invests at least
                       80% of its net assets (plus any borrowings for investment purposes) in equity securities of REITs and real estate companies. Equity securities include common stock, preferred stock and securities convertible into common stock.

     A company is considered to be a real estate company if, in the opinion of DIMA RREEF, at least 50% of its revenues or 50% of the market value of its assets at the time its securities are purchased by the Fund are attributed to the ownership, construction, management or sale of real estate.

     DIMA RREEF looks for real estate securities it believes will provide superior returns to the Fund, and attempts to focus on companies with the potential for stock price appreciation and a record of paying dividends.

     To find these issuers, DIMA RREEF tracks economic conditions and real estate market performance in major metropolitan areas and analyzes performance of various property types within those regions. To perform this analysis, it uses information from a nationwide network of real estate professionals to evaluate the holdings of real estate companies and REITs in which the Fund may invest. Its analysis also includes the companies' management structure, financial structure and business strategy. The goal of these analyses is to determine which of the issuers DIMA RREEF believes will be the most profitable to the Fund. DIMA RREEF also considers the effect of the real estate securities markets in general when making investment decisions. DIMA RREEF does not attempt to time the market.

     A REIT invest primarily in income-producing real estate or makes loans to persons involved in the real estate industry.

     Some REITs, called equity REITs, buy real estate and pay investors income from the rents received from the real estate owned by the REIT and from any profits on the sale of its properties. Other REITs, called mortgage REITs, lend money to building developers and other real estate companies and pay investors income from the interest paid on those loans. There are also hybrid REITs which engage in both owning real estate and making loans.

     If a REIT meets certain requirements, it is not taxed on the income it distributes to its investors.

     The Fund may realize some short-term gains or losses if DIMA RREEF chooses to sell a security because it believes that one or more of the following is true:

      --   A security is not fulfilling its investment purpose;

      --   A security has reached its optimum valuation; or

      --   A particular company or general economic conditions have changed.

     Based on its recent practices, DIMA RREEF expects that the Fund's assets will be invested primarily in equity REITs. In changing market conditions, the Fund may invest in other types of REITs.

     When DIMA RREEF believes that it is prudent, the Fund may invest a portion of its assets in other types of securities. These securities may include convertible securities, short-term securities, bonds, notes, securities of companies not principally engaged in the real estate industry, non-leveraged stock index futures contracts and other similar securities. (Stock index futures contracts, can help the Fund's cash assets remain liquid while performing more like stocks).

     The Fund may invest up to 10% of its total assets in securities of foreign real estate companies.

     The Fund is non-diversified, which means that it may concentrate its assets in a smaller number of issuers than a diversified fund.

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect its NAV and performance, include:

      --  Active Management Risk

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Industry or Sector Investing Risk

      --  Issuer Risk

      --  Liquidity Risk

      --  Non-Diversified Fund Risk

      --  Real Estate Securities Risk

Past Performance(A, B, C)

     The performance information below does not reflect fees and expenses of any variable insurance contract which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.06% (for the quarter ended 12/31/2004) and the lowest return was -11.04% (for the quarter ended 9/30/1998).


--------------------------------------------------------------------------------

        18.4%      -16.4%     -8.0%      25.7%       3.1%       2.6%      39.1%      32.0%      11.8%      38.1%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One      Five     Ten     Date First
                                                           Year    Years    Years    Available
 Real Estate Securities Trust
   Series I                                               38.10%   23.83%   13.14%   04/30/1987
   Series II(C)                                           37.82%   23.63%   13.05%   01/28/2002
   Series NAV(B)                                          38.17%   23.86%   13.15%   02/28/2005
 Morgan Stanley
   REIT Index                                             35.92%   23.22%   14.35%

(A)On November 25, 2002, the Fund changed its subadviser. Performance reflects results prior to this change. On December 31, 1996, Manulife Series Fund, Inc. merged with JHT. Performance presented for this Fund is based upon the performance of the respective predecessor Manulife Series Fund, Inc. for periods prior to December 31, 1996.

(B)NAV shares were first offered on February 28, 2005. Performance prior to February 28, 2005 is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered on January 28, 2002. For periods prior to January 28, 2002, the performance shown reflects the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

                                  INDEX FUNDS

     There are six index Funds -- International Equity Index B, Small Cap Index, Mid Cap Index, Total Stock Market Index, 500 Index B and Bond Index B -- of JHT (each an "Index Fund"), each with its own investment objective and policy. The Index Funds differ from the actively managed funds described in this Prospectus. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index Funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     SMALL CAP INDEX TRUST

     MID CAP INDEX TRUST

     TOTAL STOCK MARKET INDEX TRUST

     500 INDEX TRUST B (NAV Shares Only)

SUBADVISER: MFC Global Investment Management (U.S.A.) Limited ("MFC Global (U.S.A.)")

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. Each Index Fund managed by MFC Global (U.S.A.) attempts to match the performance of a particular index by: (a) holding all, or a representative sample, of the securities that comprise that index and/or (b) by holding securities (which may or may not be included in the index) that the subadviser believes as a group will behave in a manner similar to the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, an index fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly. The composition of an index changes from time to time. The subadviser will reflect those changes in the compositions of the Index Funds' portfolios as soon as practicable.

--------------------------------------------------------------------------------------------------------------
                                                                                MARKET CAP OF APPLICABLE INDEX
FUND                        INVESTMENT OBJECTIVE       INVESTMENT STRATEGY*        AS OF FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------
Small Cap Index           To seek to approximate     Under normal market        $38 million to $3.75 billion
                          the aggregate total        conditions, the Fund
                          return of a small cap      invests at least 80% of
                          U.S. domestic equity       its net assets (plus any
                          market index.              borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     Russell 2000 Index and
                                                     (b) securities (which
                                                     may or may not be
                                                     included in the Russell
                                                     2000 Index) that MFC
                                                     Global (U.S.A.) believes
                                                     as a group will behave
                                                     in a manner similar to
                                                     the index.
Mid Cap Index             To seek to approximate     Under normal market        $590 million to $12.5 billion
                          the aggregate total        conditions, the Fund
                          return of a mid cap U.S.   invests at least 80% of
                          domestic equity market     its net assets (plus any
                          index.                     borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     S&P 400 Index and (b)
                                                     securities (which may or
                                                     may not be included in
                                                     the S&P 400 Index) that
                                                     MFC Global (U.S.A.)
                                                     believes as a group will
                                                     behave in a manner
                                                     similar to the index.

--------------------------------------------------------------------------------------------------------------
                                                                                MARKET CAP OF APPLICABLE INDEX
FUND                        INVESTMENT OBJECTIVE       INVESTMENT STRATEGY*        AS OF FEBRUARY 28, 2007
--------------------------------------------------------------------------------------------------------------
Total Stock Market Index  To seek to approximate     Under normal market        Less than $38 million to
                          the aggregate total        conditions, the Fund       $410.66 billion
                          return of a broad U.S.     invests at least 80% of
                          domestic equity market     its net assets (plus any
                          index.                     borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     Dow Jones Wilshire 5000
                                                     Index and (b) securities
                                                     (which may or may not be
                                                     included in the Dow
                                                     Jones Wilshire 5000
                                                     Index) that MFC Global
                                                     (U.S.A.) believes as a
                                                     group will behave in a
                                                     manner similar to the
                                                     index.
500 Index B               To seek to approximate     Under normal market        $1.42 billion to $410.66
                          the aggregate total        conditions, the Fund       billion
                          return of a broad U.S.     invests at least 80% of
                          domestic equity market     its net assets (plus any
                          index.                     borrowings for
                                                     investment purposes) in
                                                     (a) the common stocks
                                                     that are included in the
                                                     S&P 500 Index and (b)
                                                     securities (which may or
                                                     may not be included in
                                                     the S&P 500 Index) that
                                                     MFC Global (U.S.A.)
                                                     believes as a group will
                                                     behave in a manner
                                                     similar to the index.

*"Standard & Poor's(R)," "S&P 500(R)," "Standard & Poor's 500(R)," and "Standard & Poor's 400(R)" are trademarks of The McGraw-Hill Companies, Inc. "Russell 1000(R)," "Russell 2000(R)," "Russell 2000(R) Growth," "Russell 3000(R)" and "Russell MidCap(R)" are trademarks of Frank Russell Company. "Dow Jones Wilshire 5000(R)" is a trademark of Wilshire Associates. None of the Index Funds are sponsored, endorsed, managed, advised, sold or promoted by any of these companies, and none of these companies make any representation regarding the advisability of investing in JHT.

Use of Hedging and Other Strategic Transactions

     The Small Cap Index Trust and Total Stock Market Index Trust may invest in futures contacts. The Mid Cap Index Trust and 500 Index Trust B may invest in futures contracts and depositary receipts. The Funds may invest in derivatives (investments whose value is based on securities, indexes or currencies). A more complete description of these investment strategies appears under "Hedging and Other Strategic Transactions" below in this Prospectus and in the SAI.

Principal Risks of Investing in these Funds

     The principal risks of investing in the Index Funds, which could adversely affect their NAV and performance, include:

      --   Credit and Counterparty Risk

      --   Derivatives Risk

      --   Index Management Risk

Risks Applicable to the Small Cap Index Trust

     An investment in the Small Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Russell 2000 Index which are primarily small and mid cap securities. The risks of investing in equity securities and the risks of investing in small and mid cap securities (small and medium size companies) are set forth below under "Risks of Investing in Certain Types of Securities."

Risks Applicable to the Mid Cap Index Trust

     An investment in the Mid Cap Index Trust involves risks similar to the risks of investing directly in the equity securities included in the S&P 400 Index. The risks of investing in equity securities and Mid Cap securities (medium size companies) are set forth below under "Risks of Investing in Certain Types of Securities."

Risks Applicable to the Total Stock Market Index Trust

     An investment in the Total Stock Market Index Trust involves risks similar to the risks of investing directly in the equity securities included in the Dow Jones Wilshire 5000 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

Risks Applicable to the 500 Index Trust B

     An investment in the 500 Index Trust B involves risks similar to the risks of investing directly in the equity securities included in the S&P 500 Index. The risks of investing in equity securities are set forth below under "Risks of Investing in Certain Types of Securities."

Past Performance(A, B, C, D, E)

     The performance information below does not reflect fees and expenses of any variable insurance contract, which may use JHT as its underlying investment medium. If such fees and expenses had been reflected, performance would be lower. The past performance of any fund is not necessarily an indication of how a fund will perform in the future.

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 22.77% (for the quarter ended 6/30/2003) and the lowest return was -21.83% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

         1.5%      -21.5%     45.8%      17.3%       3.9%      17.6%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five       Since     Date First
                                                          Year     Years    Inception   Available
 Small Cap Index Trust
   Series I                                               17.61%   10.42%    6.89%      05/01/2000
   Series II(C)                                           17.35%   10.23%    6.76%      01/28/2002
   Series NAV(B)                                          17.64%   10.44%    6.91%      04/29/2005
 Russell 2000 Index(A)                                    18.37%   11.39%    7.82%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 17.71% (for the quarter ended 12/31/2001) and the lowest return was -16.75% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -1.71%     -15.1%     34.6%      15.8%      12.0%       9.7%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One     Five      Since     Date First
                                                           Year    Years   Inception   Available
 Mid Cap Index Trust
   Series I                                                9.72%   10.20%    8.39%     05/01/2000
   Series II(C)                                            9.44%   10.01%    8.25%     01/28/2002
   Series NAV(B)                                           9.74%   10.22%    8.40%     04/29/2005
 S&P MidCap 400 Index(A)                                  10.31%   10.91%    9.24%

     The bar chart reflects the performance of Series I shares. During the period shown in the bar chart, the highest quarterly return was 16.26% (for the quarter ended 6/30/2003) and the lowest return was -16.74% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -11.4%     -21.3%     30.5%      11.7%       5.7%      15.3%
         2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Total Stock Market Index Trust
   Series I                                               15.29%  6.95%     1.65%     05/01/2000
   Series II(C)                                           15.09%  6.78%     1.52%     01/28/2002
   Series NAV(B)                                          15.33%  6.97%     1.66%     04/29/2005
 DJ Wilshire 5000 Index(A)                                15.88%  7.65%     2.11%

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 21.27% (for the quarter ended 12/31/1998) and the lowest return was -17.33% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        32.8%      28.4%      21.1%      -9.2%      -12.0%     -22.3%     28.4%      10.7%       4.7%      15.6%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five     Ten     Date First
                                                          Year    Years   Years     Available
 500 Index Trust B
  Series NAV(E)                                           15.56%  5.96%   8.23%      05/01/1996
 S&P 500 Index                                            15.79%  6.19%   8.42%

(A)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since information for this index is only provided as of a month end.

(B)NAV shares were first offered April 29, 2005. Performance shown is that of Series I shares. Series I shares have higher expenses than NAV shares. Had the performance reflected NAV share expenses, performance would be higher.

(C)Series II shares were first offered January 28, 2002. For periods prior to January 28, 2002, the performance shown reflect the performance of Series I shares. Series I shares have lower expenses than Series II shares. Had the performance for periods prior to January 28, 2002 reflected Series II expenses, performance would be lower.

(D)Since May 2000, certain expenses of each of the Index Funds were reimbursed. If such expenses had not been reimbursed, returns would be lower.

(E)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Equity Index Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Equity Index Fund, the Fund's predecessor. These shares were first issued on May 1, 1996.

INTERNATIONAL EQUITY INDEX TRUST B

(NAV Shares Only)

SUBADVISER:  SSgA Funds Management, Inc.

INVESTMENT OBJECTIVE:  To seek to track the performance of abroad-based equity index of foreign companies primarily in developed countries and, to a lesser extent, in emerging markets.

INVESTMENT STRATEGY:   Under normal market conditions, the Fund invests at least
                       80% of its assets in securities listed in the Morgan
                       Stanley Capital International ("MSCI(R)") All
                       CountryWorld Excluding U.S. Index*. As of February 28,
                       2007, the market capitalization range of the Index was $70 million to $211 billion.

"MSCI(R)" is a trademark of Morgan Stanley & Co. Incorporated ("Morgan Stanley"). The International Equity Index Trust B is not sponsored, endorsed, managed, advised, sold or promoted by Morgan Stanley, and Morgan Stanley does not make any representation regarding the advisability of investing in JHT.

     The investment objective and policy of International Equity Index Trust B is set forth above. The International Equity Index Trust B differs from an actively managed fund. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. Index funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. International Equity Index Trust B attempts to match the performance of the Morgan Stanley Capital International All Country World Excluding U.S. Index (the "MSCI ACW ex-US Index") by holding all, or a representative sample, of the securities that comprise the index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, International Equity Index Trust B, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

     The subadviser employs a passive management strategy by normally investing in all stocks included in the MSCI ACW ex-US Index. The subadviser normally invests in each stock in roughly the same proportion as represented by the index. The subadviser seeks to replicate as closely as possible the aggregate risk characteristics and country diversification of the index. The index composition changes from time to time. The subadviser will reflect those changes in the composition as soon as practicable.

     International Equity Index Trust B is normally fully invested. The subadviser invests in stock index futures to maintain market exposure and manage cash flow. Although International Equity Index Trust B may employ foreign currency hedging techniques, they normally maintain the currency exposure of the underlying equity investments.

     International Equity Index Trust B may purchase other types of securities that are not primary investment vehicles, for example, American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs), European Depositary Receipts
(EDRs), certain ETFs, cash equivalents, and certain derivatives (investments whose value is based on indices or other securities). As an example of how derivatives may be used, International Equity Index Trust B may invest in stock index futures to manage cash flow.

Principal Risks of Investing in these Funds

     The principal risks of investing in International Equity Index Trust B, which could adversely affect their NAV and performance, include:

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Equity Securities Risk

      --  Foreign Securities Risk (including emerging markets risk)

      --  Index Management Risk

Past Performance(A, B)

     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 20.91% (for the quarter ended 12/31/1998) and the lowest return was -20.18% (for the quarter ended 9/30/2002).


--------------------------------------------------------------------------------

        -5.0%      20.8%      30.9%      -17.4%     -20.3%     -15.2%     42.0%      20.2%      16.6%      27.4%
         1997       1998       1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                            One      Five      Ten    Date First
                                                           Year      Years    Years   Available
 International Equity Index Trust B
   Series NAV(A)                                           27.41%    16.55%   7.83%   05/02/1988
   Combined Index(B)                                       27.14%    17.09%   9.20%
 MSCI AC World ex USA Index                                27.16%    16.88%   8.59%

(A)The Series NAV shares of the Fund were first issued on March 25, 2004 in connection with JHT's acquisition on that date of all the assets of the NAV shares of the International Equity Index Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the NAV shares of the JHVST International Equity Index Fund, the Fund's predecessor. These shares were first issued on May 2, 1988.

(B)The Combined Index represents the following indices over the periods indicated: MSCI EAFE Index (from January, 1994 through April, 1998); MSCI EAFE GDP Index (from May, 1998 through June, 1999); 90% MSCI EAFE GDP Index/10% MSCI Emerging Markets Free Index (from July, 1999 through October, 2003); MSCI ACW Free ex US (after November, 2003).

BOND INDEX TRUST B
(NAV Shares Only)

SUBADVISER:  Declaration Management & Research LLC

INVESTMENT OBJECTIVE:  To seek to track the performance of the Lehman Brothers
                       Aggregate Bond Index (which represents the U.S. investment grade bond market).

INVESTMENT STRATEGY:   Under normal market conditions, the Funds will invest at
                       least 80% of their net assets (plus any borrowing for investment purposes) in securities listed in the Lehman
                       Brothers Aggregate Bond Index.

     The Fund is an index fund which differs from actively managed funds. Actively managed funds seek to outperform their respective indices through research and analysis. Over time, their performance may differ significantly from their respective indices. The Funds, however, seek to mirror the performance of their target indices, minimizing performance differences over time.

     An index is an unmanaged group of securities whose overall performance is used as an investment benchmark. Indices may track broad investment markets, such as the global equity market, or more narrow investment markets, such as the U.S. small cap equity market. The Fund attempts to match the performance of the Lehman Brothers Aggregate Bond Index by holding a representative sample of the securities that comprise the Lehman Index. However, an index fund has operating expenses and transaction costs, while a market index does not. Therefore, the Fund, while it attempts to track its target index closely, typically will be unable to match the performance of the index exactly.

     The Fund is an intermediate term bond fund of high and medium credit quality that seek to track the performance of the Lehman Index, which broadly represents the U.S. investment grade bond market.

     The subadviser employs a passive management strategy using quantitative techniques to select individual securities that provide a representative sample of the securities in the Lehman Index.

     The Lehman Index consists of dollar denominated, fixed rate, investment grade debt securities with maturities generally greater than one year and outstanding par values of at least $200 million, including:

      --   U.S. Treasury and agency securities;

      -- Asset-backed and mortgage-backed securities, including mortgage pass-through securities and commercial mortgage- backed securities ("CMBS") and collateralized mortgage offerings ("CMOs");

      --   Corporate bonds, both U.S. and foreign (if dollar denominated); and

      --   Foreign government and agency securities (if dollar denominated).

     The subadviser selects securities to match, as closely as practicable, the Lehman Index's duration, cash flow, sector, credit quality, callability and other key performance characteristics.

     The Lehman Index composition may change from time to time. The subadviser will reflect those changes as soon as practicable.

     The Fund may purchase other types of securities that are not primary investment vehicles. These would include, for example, certain derivatives (investments whose value is based on indexes or other securities).

Principal Risks of Investing in this Fund

     The principal risks of investing in the Fund, which could adversely affect their NAV and performance, include:

      --  Credit and Counterparty Risk

      --  Derivatives Risk

      --  Fixed Income Securities Risk

      --  Foreign Securities Risk

      --  Index Management Risk

      --  Mortgage-Backed and Asset-Backed Securities Risk

Past Performance (A, B, C, D)
     The bar chart reflects the performance of Series NAV shares. During the period shown in the bar chart, the highest quarterly return was 4.81% (for the quarter ended 9/30/2002) and the lowest return was -2.52% (for the quarter ended 6/30/2004).

--------------------------------------------------------------------------------

        -2.6%      11.8%       7.8%      10.0%       3.6%       4.0%       2.4%       4.1%
         1999       2000       2001       2002       2003       2004       2005       2006

--------------------------------------------------------------------------------


                                                           One    Five      Since     Date First
                                                          Year    Years   Inception   Available
 Bond Index Trust B
   Series NAV(A)                                          4.07%   4.78%     5.49%     05/01/1998
 Lehman Brothers Aggregate
   Bond Index(B)                                          4.33%   5.06%     5.84%
 Combined Index(B, C)                                     4.33%   5.06%     5.80%

(A)The Series NAV shares of the Fund were first issued on April 29, 2005 in connection with JHT's acquisition on that date of all the assets of the Bond Index Fund of John Hancock Variable Series Trust I ("JHVST") in exchange for Series NAV shares pursuant to an agreement and plan of reorganization. Performance presented for periods prior to April 29, 2005 reflects the actual performance of the sole class of shares of the JHVST Bond Index Fund, JHT's predecessor. These shares were first issued on April 30, 1998.

(B)The return for the index under "Since Inception" is calculated from the month end closest to the inception date of the Fund since the information for this index is only provided as of a month end.

(C)The Combined Index represents the Lehman Brothers Government/Credit Bond Index from May 1998 to January 2001; and the Lehman Brothers Aggregate Bond Index from February 2001 and thereafter.

(D)The current subadviser assignment became effective April 29, 2005. Performance reflects results prior to this change.

                          ADDITIONAL INFORMATION ABOUT

               THE FUNDS' PRINCIPAL RISKS AND INVESTMENT POLICIES

RISKS OF INVESTING IN CERTAIN TYPES OF SECURITIES

     The risks of investing in certain types of securities are described below. The value of an individual security or a particular type of security can be more volatile than the market as a whole and can perform differently than the value of the market as a whole.

ACTIVE MANAGEMENT RISK

     The Funds that are not index funds are actively managed by their subadvisers. The performance of a Fund that is actively managed will reflect in part the ability of its portfolio manager(s) to make investment decisions that are suited to achieving a Fund's investment objective. If the subadvisers' investment strategies do not perform as expected, the Funds could underperform other mutual funds with similar investment objectives or lose money.

CREDIT AND COUNTERPARTY RISK

     Credit and counterparty risk is the risk that the issuer or guarantor of a fixed income security, the counterparty to an over-the-counter derivatives contract, or a borrower of a Fund's securities will be unable or unwilling to make timely principal, interest, or settlement payments, or otherwise to honor its obligations.

DERIVATIVES RISK

     The ability of a Fund to utilize hedging and other strategic transactions successfully will depend in part on its subadviser's ability to predict pertinent market movements, and market risk, counterparty risk, credit risk, interest risk, and other risk factors, none of which can be assured. The skills required to successfully utilize hedging and other strategic transactions are different from those needed to select a Fund's securities. Even if the subadviser only uses hedging and other Strategic transactions in a Fund primarily for hedging purposes or to gain exposure to a particular securities market, if the transaction is not successful it could result in a significant loss to a Fund. These transactions may also increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risks assumed, thereby magnifying the impact of any resulting gain or loss. For example, the potential loss from the use of futures can exceed a Fund's initial investment in such contracts. In addition, these transactions could result in a loss to a Fund if the counterparty to the transaction does not perform as promised. A detailed discussion of various hedging and other Strategic transactions, including applicable regulations of the Commodity Futures Trading Commission and the requirement to segregate assets with respect to these transactions, appears in the SAI. See "Hedging and Other Strategic Transactions" below.

EQUITY SECURITIES RISK

     Equity securities include common, preferred and convertible preferred stocks and securities the values of which are tied to the price of stocks, such as rights, warrants and convertible debt securities. Common and preferred stocks represent equity ownership in a company. Stock markets are volatile. The price of equity securities will fluctuate and can decline and reduce the value of a Fund investing in equities. The price of equity securities fluctuates based on changes in a company's financial condition and overall market and economic conditions. The value of equity securities purchased by a Fund could decline if the financial condition of the companies the Funds are invested in decline or if overall market and economic conditions deteriorate. Even Funds that invest in high quality or "blue chip" equity securities or securities of established companies with large market capitalizations (which generally have strong financial characteristics) can be negatively impacted by poor overall market and economic conditions. Companies with large market capitalizations may also have less growth potential than smaller companies and may be able to react less quickly to changes in the marketplace.

     Value Investing Risk. The Funds may purchase some equity securities (generally referred to as "value stocks") primarily because they are selling at prices below what the subadvisers believe to be their fundamental values and not necessarily because the issuing companies are expected to experience significant earnings growth. The Funds bear the risk that the companies that issued these securities may not overcome the adverse business developments or other factors causing their securities to be perceived by the subadvisers to be under-priced or that the market may never come to recognize their fundamental value. A value stock may not increase in price, as anticipated by the subadvisers investing in such securities, if other investors fail to recognize the company's value and bid up the price or invest in markets favoring faster growing companies. A Fund's strategy of investing in value stocks also carries the risk that in certain markets value stocks will under perform growth stocks.

     Growth Investing Risk. The Funds may purchase some equity securities (generally referred to as "growth stocks" or "growth securities") primarily because the subadvisers believe that these securities will experience relatively rapid earnings growth. Growth stocks typically trade at higher multiples of current earnings than other securities. Growth stocks are often more sensitive to market fluctuations than other securities because their market prices are highly sensitive to future earnings expectations. Similarly, because growth securities typically do not make dividend payments to shareholders, investment returns are based on capital appreciation, making returns more dependent on market increases and decreases. Growth stocks may therefore be more volatile than non-growth stocks. A Fund's strategy of investing in growth stocks also carries the risk that in certain markets growth stocks will underperform value stocks.

EXCHANGE TRADED FUNDS ("ETFS") RISK

     These are a type of investment company bought and sold on a securities exchange. An ETF represents a fixed portfolio of securities designed to track a particular market index. A Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

FIXED INCOME SECURITIES RISK

     Fixed income securities are generally subject to two principal types of risks: (a) interest rate risk and (b) credit quality risk.

     Interest Rate Risk. Fixed income securities are affected by changes in interest rates. When interest rates decline, the market value of the fixed income securities generally can be expected to rise. Conversely, when interest rates rise, the market value of fixed income securities generally can be expected to decline. The longer the duration or maturity of a fixed-income security, the more susceptible it is to interest rate risk.

     Credit Quality Risk. Fixed income securities are subject to the risk that the issuer of the security will not repay all or a portion of the principal borrowed and will not make all interest payments. If the credit quality of a fixed income security deteriorates after a Fund has purchased the security, the market value of the security may decrease and lead to a decrease in the value of the Fund's investments. Funds that may invest in lower rated fixed income securities commonly referred to as "junk" securities are riskier than funds that may invest in higher rated fixed income securities. Additional information on the risks of investing in investment grade fixed income securities in the lowest rating category and lower rated fixed income securities is set forth below.

INVESTMENT GRADE DEBT SECURITIES

     Investment grade debt securities are securities of issuers rated at the time of purchase in the four highest rating categories by a nationally recognized securities rating organization, such as those rated Aaa, Aa, A and Baa by Moody's or AAA, AA, A and BBB by S&P's Division of The McGraw Hill Companies, Inc. (or, if unrated, of comparable quality as determined by the subadviser).

     Investment Grade Fixed Income Securities in the Lowest Rating Category Risk. Investment grade fixed income securities in the lowest rating category (rated "Baa" by Moody's or "BBB" by S&P's and comparable unrated securities) involve a higher degree of risk than fixed income securities in the higher rating categories. While such securities are considered investment grade quality and are deemed to have adequate capacity for payment of principal and interest, such securities lack outstanding investment characteristics and have speculative characteristics as well. For example, changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case with higher grade securities.

     Lower Rated Fixed Income Securities Risk. Lower rated fixed income securities are defined as securities rated below investment grade (rated "Ba" and below by Moody's and "BB" and below by Standard & Poor's), commonly known as "junk bonds." The principal risks of investing in these securities are as follows:

 -- Risk to Principal and Income. Investing in lower rated fixed income securities is considered speculative. While these securities generally provide greater income potential than investments in higher rated securities, there is a greater risk that principal and interest payments will not be made. Issuers of these securities may even go into default or become bankrupt.

 -- Price Volatility. The price of lower rated fixed income securities may be more volatile than securities in the higher rating categories. This volatility may increase during periods of economic uncertainty or change. The price of these securities is affected more than higher rated fixed income securities by the market's perception of their credit quality, especially during times of adverse publicity. In the past, economic downturns or an increase in interest rates have, at times, caused more defaults by issuers of these securities and may do so in the future. Economic downturns and increases in interest rates have an even greater affect on highly leveraged issuers of these securities.

 -- Liquidity. The market for lower rated fixed income securities may have more limited trading than the market for investment grade fixed income securities. Therefore, it may be more difficult to sell these securities and these securities may have to be sold at prices below their market value in order to meet redemption requests or to respond to changes in market conditions.

 -- Dependence on Subadviser's Own Credit Analysis. While a subadviser may rely on ratings by established credit rating agencies, it will also supplement such ratings with its own independent review of the credit quality of the issuer. Therefore, the assessment of the credit risk of lower rated fixed income securities is more dependent on the subadviser's evaluation than the assessment of the credit risk of higher rated securities.

 --   Additional Risks Regarding Lower Rated Corporate Fixed Income
      Securities. Lower rated corporate debt securities (and comparable unrated securities) tend to be more sensitive to individual corporate developments and changes in economic conditions than higher-rated corporate fixed income securities. Issuers of lower rated corporate debt securities may also be highly leveraged, increasing the risk that principal and income will not be repaid.

 -- Additional Risks Regarding Lower Rated Foreign Government Fixed Income Securities. Lower rated foreign government fixed income securities are subject to the risks of investing in emerging market countries described under "Foreign Securities Risk". In addition, the ability and willingness of a foreign government to make payments on debt when due may be affected by the prevailing economic and political conditions within the country. Emerging market countries may experience high inflation, interest rates and unemployment as well as exchange rate trade difficulties and political uncertainty or instability. These factors increase the risk that a foreign government will not make payments when due.

FOREIGN SECURITIES RISK

     The principal risks of investing in foreign securities are set forth below. As noted below, many of these risks are greater in the case of investments in emerging market countries.

 -- Currency Fluctuations. Investments in foreign securities may cause a Fund to lose money when converting investments from foreign currencies into U.S. dollars. A Fund may attempt to lock in an exchange rate by purchasing a foreign currency exchange contract prior to the settlement of an investment in a foreign security. However, it may not always be successful in doing so and the Fund could still lose money. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the lack of intervention) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad.

 -- Political and Economic Conditions. Investments in foreign securities subject a Fund to the political or economic conditions of the foreign country. These conditions could cause Fund investments to lose value if these conditions deteriorate for any reason. This risk increases in the case of emerging market countries which are more likely to be politically unstable. Political instability could cause the value of any investment in the securities of an issuer based in a foreign country to decrease or could prevent or delay the Fund from selling its investment and taking the money out of the country.

 -- Removal of Proceeds of Investments from a Foreign Country. Foreign countries, especially emerging market countries, often have currency controls or restrictions which may prevent or delay a Fund from taking money out of the country or may impose additional taxes on money removed from the country. Therefore, a Fund could lose money if it is not permitted to remove capital from the country or if there is a delay in taking the assets out of the country, since the value of the assets could decline during this period or the exchange rate to convert the assets into U.S. dollars could worsen.

 -- Nationalization of Assets. Investments in foreign securities subject a Fund to the risk that the company issuing the security may be nationalized. If the company is nationalized, the value of the company's securities could decrease in value or even become worthless.

 -- Settlement of Sales. Foreign countries, especially emerging market countries, may also have problems associated with settlement of sales. Such problems could cause the Fund to suffer a loss if a security to be sold declines in value while settlement of the sale is delayed.

 -- Investor Protection Standards. Foreign countries, especially emerging market countries, may have less stringent investor protection and disclosure standards than the U.S. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security and may not enjoy the same legal rights as those provided in the U.S.

HIGH PORTFOLIO TURNOVER RISK

     A high Fund portfolio turnover rate (over 100%) generally involves correspondingly greater brokerage commission expenses, which must be borne directly by a Fund. The portfolio turnover rate of a Fund may vary from year to year, as well as within a year.

INDEX MANAGEMENT RISK

     Certain factors may cause a Fund that is an index fund to track its target index less closely. For example, a subadviser may select securities that are not fully representative of the index, and the Fund's transaction expenses, and the size and timing of the its cash flows, may result in the Fund's performance being different than that of its index. Moreover, the Fund will generally reflect the performance of its target index even when the index does not perform well.

INDUSTRY OR SECTOR INVESTING RISK

     When a Fund's investments are concentrated in a particular industry or sector of the economy, they are not as diversified as the investments of most mutual funds and are far less diversified than the broad securities markets. This means that concentrated funds tend to be more volatile than other mutual funds, and the values of their investments tend to go up and down more rapidly. In addition, a Fund which invests in a particular industry or sector is particularly susceptible to the impact of market, economic, regulatory and others factors affecting that industry or sector.

     Banking Risk. Commercial banks (including "money center" regional and community banks), savings and loan associations and holding companies of the foregoing are especially subject to adverse effects of volatile interest rates, concentrations of loans in particular industries (such as real estate or energy) and significant competition. The profitability of these businesses is to a significant degree dependent upon the availability and cost of capital funds. Economic conditions in the real estate market may have a particularly strong effect on certain banks and savings associations. Commercial banks and savings associations are subject to extensive federal and, in many instances, state regulation. Neither such extensive regulation nor the federal insurance of deposits ensures the solvency or profitability of companies in this industry, and there is no assurance against losses in securities issued by such companies.

     Financial Services Industry Risk. A Fund investing principally in securities of companies in the financial services industry is particularly vulnerable to events affecting that industry. Companies in the financial services industry include commercial and industrial banks, savings and loan associations and their holding companies, consumer and industrial finance companies, diversified financial services companies, investment banking, securities brokerage and investment advisory companies, leasing companies and insurance companies.

     Health Sciences Risk. Companies in this sector are subject to the additional risks of increased competition within the health care industry, changes in legislation or government regulations, reductions in government funding, the uncertainty of governmental approval of a particular product, product liability or other litigation, patent expirations and the obsolescence of popular products. The prices of the securities of health sciences companies may fluctuate widely due to government regulation and approval of their products and services, which may have a significant effect on their price and availability. In addition, the types of products or services produced or provided by these companies may quickly become obsolete. Moreover, liability for products that are later alleged to be harmful or unsafe may be substantial and may have a significant impact on a company's market value or share price.

     Insurance Risk. Insurance companies are particularly subject to government regulation and rate setting, potential anti-trust and tax law changes, and industry-wide pricing and competition cycles. Property and casualty insurance companies may also be affected by weather and other catastrophes. Life and health insurance companies may be affected by mortality and morbidity rates, including the effects of epidemics. Individual insurance companies may be exposed to reserve inadequacies, problems in investment portfolios (for example, due to real estate or "junk" bond holdings) and failures of reinsurance carriers.

     Other Financial Services Companies Risk. Many of the investment considerations discussed in connection with banks and insurance also apply to financial services companies. These companies are all subject to extensive regulation, rapid business changes, volatile performance dependent upon the availability and cost of capital and prevailing interest rates and significant competition. General economic conditions significantly affect these companies. Credit and other losses resulting from the financial difficulty of borrowers or other third parties have a potentially adverse effect on companies in this industry. Investment banking, securities brokerage and investment advisory companies are particularly subject to government regulation and the risks inherent in securities trading and underwriting activities.

     Telecommunications Risk. Companies in the telecommunications sector are subject to the additional risks of rapid obsolescence, lack of standardization or compatibility with existing technologies, an unfavorable regulatory environment, and a dependency on patent and copyright protection. The prices of the securities of companies in the telecommunications sector may fluctuate widely due to both federal and state regulations governing rates of return and services that may be offered, fierce competition for market share, and competitive challenges in the U.S. from foreign competitors engaged in strategic joint ventures with U.S. companies, and in foreign markets from both U.S. and foreign competitors. In addition, recent industry consolidation trends may lead to increased regulation of telecommunications companies in their primary markets.

     Technology Related Risk. A Fund investing in technology companies, including companies engaged in Internet-related activities, is subject to the risk of short product cycles and rapid obsolescence of products and services and competition from new and existing companies. The realization of any one of these risks may result in significant earnings loss and price volatility. Some technology companies also have limited operating histories and are subject to the risks of a small or unseasoned company described below under "Small and Medium Sized Companies Risk."

     Utilities Risk. Many utility companies, especially electric and gas and other energy related utility companies, are subject to various uncertainties, including: risks of increases in fuel and other operating costs; restrictions on operations and increased costs and delays as a result of environmental and nuclear safety regulations; coping with the general effects of energy conservation; technological innovations which may render existing plants, equipment or products obsolete; the potential impact of natural or man-made disasters; difficulty obtaining adequate returns on invested capital, even if frequent rate increases are approved by public service commissions; the high cost of obtaining financing during periods of inflation; difficulties of the capital markets in absorbing utility debt and equity securities; and increased competition. For example, electric utilities in certain markets have experienced financial difficulties recently related to changes in regulations and price volatility in the oil and natural gas markets. Similar difficulties could arise for other types of utilities or in other regions. Because utility companies are faced with the same obstacles, issues and regulatory burdens, their securities may react similarly and more in unison to these or other market conditions.

INITIAL PUBLIC OFFERINGS ("IPOS") RISK

     Certain Funds may invest a portion of their assets in shares of IPOs. IPOs may have a magnified impact on the performance of a Fund with a small asset base. The impact of IPOs on a Fund's performance likely will decrease as the Fund's asset size increases, which could reduce the Fund's returns. IPOs may not be consistently available to a Fund for investing, particularly as the Fund's asset base grows. IPO shares frequently are volatile in price due to the absence of a prior public market, the small number of shares available for trading and limited information about the issuer. Therefore, a Fund may hold IPO shares for a very short period of time. This may increase the turnover of a Fund and may lead to increased expenses for a Fund, such as commissions and transaction costs. In addition, IPO shares can experience an immediate drop in value if the demand for the securities does not continue to support the offering price.

ISSUER RISK

     An issuer of a security purchased by a Fund may perform poorly, and, therefore, the value of its stocks and bonds may decline. Poor performance may be caused by poor management decisions, competitive pressures, breakthroughs in technology, reliance on suppliers, labor problems or shortages, corporate restructurings, fraudulent disclosures, or other factors.

LIQUIDITY RISK

     A Fund is exposed to liquidity risk when trading volume, lack of a market maker, or legal restrictions impair the Fund's ability to sell particular securities or close derivative positions at an advantageous price. Funds with principal investment strategies that involve investments in securities of companies with smaller market capitalizations, foreign securities, derivatives, or securities with substantial market and/or credit risk tend to have the greatest exposure to liquidity risk. Exposure to liquidity risk may be heightened for Funds which invest in emerging markets and related derivatives that are not widely traded and that may be subject to purchase and sale restrictions.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES RISK

     Mortgage-Backed Securities. Mortgage-backed securities represent participating interests in pools of residential mortgage loans which are guaranteed by the U.S. Government, its agencies or instrumentalities. However, the guarantee of these types of securities relates to the principal and interest payments and not the market value of such securities. In addition, the guarantee only relates to the mortgage-backed securities held by the Fund and not the purchase of shares of the Fund.

     Mortgage-backed securities are issued by lenders such as mortgage bankers, commercial banks, and savings and loan associations. Such securities differ from conventional debt securities which provide for the periodic payment of interest in fixed amounts (usually semiannually) with principal payments at maturity or on specified dates. Mortgage-backed securities provide periodic payments which are, in effect, a "pass-through" of the interest and principal payments (including any prepayments) made by the individual borrowers on the pooled mortgage loans. A mortgage-backed security will mature when all the mortgages in the pool mature or are prepaid. Therefore, mortgage-backed securities do not have a fixed maturity, and their expected maturities may vary when interest rates raise or fall.

     When interest rates fall, homeowners are more likely to prepay their mortgage loans. An increased rate of prepayments on the Fund's mortgage-backed securities will result in an unforeseen loss of interest income to the Fund as the Fund may be required to reinvest assets at a lower interest rate. Because prepayments increase when interest rates fall, the prices of mortgaged-backed securities do not increase as much as other fixed income securities when interest rates fall.

     When interest rates rise, homeowners are less likely to prepay their mortgages loans. A decreased rate of prepayments lengthen the expected maturity of a mortgage-backed security. Therefore, the prices of mortgage-backed securities may decrease more than prices of other fixed income securities when interest rates rise.

     The yield of mortgage-backed securities is based on the average life of the underlying pool of mortgage loans. The actual life of any particular pool may be shortened by unscheduled or early payments of principal and interest. Principal prepayments may result from the sale of the underlying property or the refinancing or foreclosure of underlying mortgages. The occurrence of prepayments is affected by a wide range of economic, demographic and social factors and, accordingly, it is not possible to accurately predict the average life of a particular pool. The actual prepayment experience of a pool of mortgage loans may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. In addition, if the Fund purchases mortgage-backed securities at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.

     Prepayments tend to increase during periods of falling interest rates, while during periods of rising interest rates prepayments are likely to decline. Monthly interest payments received by a Fund have a compounding effect which will increase the yield to shareholders as compared to debt obligations that pay interest semiannually. Because of the reinvestment of prepayments of principal at current rates, mortgage-backed securities may be less effective than Treasury bonds of similar maturity at maintaining yields during periods of declining interest rates. Also, although the value of debt securities may increase as interest rates decline, the value of these pass-through type of securities may not increase as much due to their prepayment feature.

     Collateralized Mortgage Obligations. A Fund may invest in mortgage-backed securities called collateralized mortgage obligations ("CMOs"). CMOs are issued in separate classes with different stated maturities. As the mortgage pool experiences prepayments, the pool pays off investors in classes with shorter maturities first. By investing in CMOs, a Fund may manage the prepayment risk of mortgage-backed securities. However, prepayments may cause the actual maturity of a CMO to be substantially shorter than its stated maturity.

     Asset-Backed Securities. Asset-backed securities include interests in pools of debt securities, commercial or consumer loans, or other receivables. The value of these securities depends on many factors, including changes in interest rates, the availability of information concerning the pool and its structure, the credit quality of the underlying assets, the market's perception of the servicer of the pool, and any credit enhancement provided. In addition, asset-backed securities have prepayment risks similar to mortgage-backed securities.

NON-DIVERSIFIED FUND RISK

     Definition of Non-Diversified. Any Fund that is non-diversified is limited as to the percentage of its assets that may be invested in any one issuer, and as to the percentage of the outstanding voting securities of such issuer that may be owned, only by the Fund's own investment restrictions and the diversification requirements of the Internal Revenue Code. In contrast, a diversified Fund may not, as to 75% of its assets, invest more than five percent of its total assets in the securities of one issuer, or own more than ten percent of the outstanding voting securities, of any one issuer.

     Risks. Since a non-diversified Fund may invest a high percentage of its assets in the securities of a small number of companies, a non-diversified Fund may be affected more than a diversified fund by a change in the financial condition of any of these companies or by the financial markets' assessment of any of these companies.

REAL ESTATE SECURITIES RISK

     Investing in securities of companies in the real estate industry subjects a Fund to the risks associated with the direct ownership of real estate. These risks include:

 --   Declines in the value of real estate;      --   Losses due to costs resulting from the
 --   Risks related to general and local              clean-up of environmental problems;
      economic conditions;                       --   Liability to third parties for damages
 --   Possible lack of availability of mortgage       resulting from environmental problems;
      funds;                                     --   Casualty or condemnation losses;
 --   Overbuilding;                              --   Limitations on rents;
 --   Extended vacancies of properties;          --   Changes in neighborhood values and the
 --   Increased competition;                          appeal of properties to tenants; and
 --   Increases in property taxes and operating  --   Changes in interest rates.
      expenses;
 --   Changes in zoning laws;

     Therefore, for a Fund investing a substantial amount of its assets in securities of companies in the real estate industry, the value of the Fund's shares may change at different rates compared to the value of shares of a Fund with investments in a mix of different industries.

     Securities of companies in the real estate industry include equity REITs and mortgage REITs. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. Further, equity and mortgage REITs are dependent upon management skills and generally may not be diversified. Equity and mortgage REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidations. In addition, equity and mortgage REITs could possibly fail to qualify for tax free pass-through of income under the Code, as amended, or to maintain their exemptions form registration under the 1940 Act. The above factors may also adversely affect a borrower's or a lessee's ability to meet its obligations to a REIT. In the event of a default by a borrower or lessee, a REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments.

     In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. See "Small and Medium Size Companies Risk" below for a discussion of the risks associated with invests in these companies. Moreover, shares of REITs may trade less frequently and, therefore, are subject to more erratic price movements, than securities of larger issuers.

SHORT SALES RISK

     See "Short Sales" under "Additional Information About the Funds' Principal Investment Policies".

SMALL AND MEDIUM SIZE COMPANIES RISK

Small or Unseasoned Companies:

 -- Survival of Small or Unseasoned Companies. Companies that are small or unseasoned (less than 3 years of operating history) are more likely than larger or established companies to fail or not to accomplish their goals. As a result, the value of their securities could decline significantly. These companies are less likely to survive since they are often dependent upon a small number of products, may have limited financial resources and a small management group.

 -- Changes in Earnings and Business Prospects. Small or unseasoned companies often have a greater degree of change in earnings and business prospects than larger or established companies, resulting in more volatility in the price of their securities.

 -- Liquidity. The securities of small or unseasoned companies may have limited marketability. This factor could cause the value of a Fund's investments to decrease if it needs to sell such securities when there are few interested buyers.

 -- Impact of Buying or Selling Shares. Small or unseasoned companies usually have fewer outstanding shares than larger or established companies. Therefore, it may be more difficult to buy or sell large amounts of these shares without unfavorably impacting the price of the security.

 -- Publicly Available Information. There may be less publicly available information about small or unseasoned companies. Therefore, when making a decision to purchase a security for a Fund, a subadviser may not be aware of problems associated with the company issuing the security.

Medium Size Companies:

 -- Investments in the securities of medium sized companies present risks similar to those associated with small or unseasoned companies although to a lesser degree due to the larger size of the companies.

ADDITIONAL INFORMATION ABOUT THE FUNDS' PRINCIPAL INVESTMENT POLICIES

     Subject to certain restrictions and except as noted below, a Fund may use the following investment strategies and purchase the following types of securities.

FOREIGN REPURCHASE AGREEMENTS

     A Fund may enter into foreign repurchase agreements. Foreign repurchase agreements may be less well secured than U.S. repurchase agreements, and may be denominated in foreign currencies. They also may involve greater risk of loss if the counterparty defaults. Some counterparties in these transactions may be less creditworthy than those in U.S. markets.

HEDGING AND OTHER STRATEGIC TRANSACTIONS

     The Funds are authorized to use a variety of hedging or other strategic investment strategies and transactions. These strategies and transactions will be used primarily for hedging purposes, including hedging various market risks (such as interest rates, currency exchange rates and broad or specific market movements) and managing the effective maturity or duration of debt instruments held by the Funds. Hedging refers to protecting against possible changes in the market value of securities a fund already owns or plans to buy or protecting unrealized gains in the Fund. These strategies and transactions may also be used to gain exposure to a particular market or market risk. The hedging and other strategic transactions which may be used but are not limited to the following:

      -- exchange-listed and over-the-counter put and call options on securities, financial futures contracts, currencies, fixed income indices and other financial instruments,

      -- financial futures contracts (including stock index and other securities futures),

      --   interest rate transactions*,

      --   currency transactions**,

      -- swap transactions (including but not limited to interest rate, index, equity, credit default, currency and commodity swaps, as well as other credit, equity and commodity derivatives),

      --   caps, floors and collars, and

      --   structured notes, and similar securities.

* A Fund's interest rate transactions may take the form of swaps, caps, floors, collars, futures and options, among other transactions.

**A Fund's currency transactions may take the form of currency forward contracts, currency futures contracts, currency swaps and options on currencies or currency futures contracts, among other transactions.

     Collectively, these transactions are referred to in this Prospectus as "Hedging and Other Strategic Transactions." The description in this Prospectus (including the introductory description under "Investment Objectives and Strategies") indicates which, if any, of these types of transactions may be used by the Funds.

     Hedging and other strategic transactions may be used for the following purposes, among others:

      -- to attempt to protect against possible changes in the market value of securities held or to be purchased by the Funds resulting from securities markets or currency exchange rate fluctuations,

      --   to protect a Fund's unrealized gains in the value of its securities,

      -- to facilitate the sale of a Fund's securities for investment purposes,

      --   to manage the effective maturity or duration of a Fund's securities,

      -- to establish a position in the derivatives markets as a method of gaining exposure to a particular market or market risk, or

      -- to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

ILLIQUID SECURITIES

     Each Fund is precluded from investing in excess of 15% of its net assets in securities that are not readily marketable. Investment in illiquid securities involves the risk that, because of the lack of consistent market demand for such securities, a Fund may be forced to sell them at a discount from the last offer price.

INDEXED/STRUCTURED SECURITIES

     The Funds may invest in indexed/structured securities. These securities are typically short- to intermediate-term debt securities whose value at maturity or interest rate is linked to currencies, interest rates, equity securities, indices, commodity prices or other financial indicators. Such securities may be positively or negatively indexed (i.e., their value may increase or decrease if the reference index or instrument appreciates). Indexed/structured securities may have return characteristics similar to direct investments in the underlying instruments. The Funds bear the market risk of an investment in the underlying instruments, as well as the credit risk of the issuer.

LENDING OF FUND SECURITIES

     Each Fund may lend its securities so long as such loans do not represent more than 33 1/3% of the Fund's total assets. As collateral for the lent securities, the borrower gives the lending portfolio collateral equal to at least 100% of the value of the lent securities. The collateral may consist of cash, cash equivalents or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities. The borrower must also agree to increase the collateral if the value of the lent securities increases. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially.

LOAN PARTICIPATIONS

     The Funds may invest in fixed-and floating-rate loans, which investments generally will be in the form of loan participations and assignments of such loans. Participations and assignments involve special types of risks, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender and may assume the credit risk of the lender in addition to the borrower.

MORTGAGE DOLLAR ROLLS

     The Funds may enter into mortgage dollar rolls. Under a mortgage dollar roll, a Fund sells mortgage-backed securities for delivery in the future (generally within 30 days) and simultaneously contracts to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date.

     At the time a Fund enters into a mortgage dollar roll, it will maintain on its records liquid assets such as cash or U.S. government securities equal in value to its obligations in respect of dollar rolls, and accordingly, such dollar rolls will not be considered borrowings.

     The Funds may only enter into covered rolls. A "covered roll" is a specific type of dollar roll for which there is an offsetting cash or cash equivalent security position which matures on or before the forward settlement date of the dollar roll transaction. Dollar roll transactions involve the risk that the market value of the securities sold by the Funds may decline below the repurchase price of those securities. While a mortgage dollar roll may be considered a form of leveraging, and may, therefore, increase fluctuations in a Fund's NAV per share, the Funds will cover the transaction as described above.

REPURCHASE AGREEMENTS

     The Funds may enter into repurchase agreements. Repurchase agreements involve the acquisition by a Fund of debt securities subject to an agreement to resell them at an agreed-upon price. The arrangement is in economic effect a loan collateralized by securities. The Fund's risk in a repurchase transaction is limited to the ability of the seller to pay the agreed-upon sum on the delivery date. In the event of bankruptcy or other default by the seller, the instrument purchased may decline in value, interest payable on the instrument may be lost and there may be possible delays and expense in liquidating the instrument. Securities subject to repurchase agreements will be valued every business day and additional collateral will be requested if necessary so that the value of the collateral is at least equal to the value of the repurchased obligation, including the interest accrued thereon. Repurchases agreements maturing in more than seven days are deemed to be illiquid.

REVERSE REPURCHASE AGREEMENTS

     The Funds may enter into "reverse" repurchase agreements. Under a reverse repurchase agreement, a Fund may sell a debt security and agree to repurchase it at an agreed upon time and at an agreed upon price. The Funds will maintain on their records liquid assets such as cash, Treasury bills or other U.S. government securities having an aggregate value equal to the amount of such commitment to repurchase including accrued interest, until payment is made. While a reverse repurchase agreement may be considered a form of leveraging and may, therefore, increase fluctuations in a Fund's NAV per share, the Funds will cover the transaction as described above.

SHORT SALES

     The Funds may make short sales of securities. This means a Fund may sell a security that it does not own in anticipation of a decline in the market value of the security. A Fund generally borrows the security to deliver to the buyer in a short sale. The Fund must then buy the security at its market price when the borrowed security must be returned to the lender. Short sales involve costs and risk. The Fund must pay the lender interest on the security it borrows, and the Fund will lose money if the price of the security increases between the time of the short sale and the date when the Fund replaces the borrowed security. A Fund may also make short sales "against the box." In a short sale against the box, at the time of sale, the Fund owns or has the right to acquire the identical security, or one equivalent in kind or amount, at no additional cost.

     Until a Fund closes its short position or replaces a borrowed security, a Fund will (i) segregate with its custodian cash or other liquid assets at such a level that the amount segregated plus the amount deposited with the lender as collateral will equal the current market value of the security sold short or
(ii) otherwise cover its short position.

U.S. GOVERNMENT SECURITIES

     The Funds may invest in U.S. government securities issued or guaranteed by the U.S. government or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. Some are supported only by the credit of the issuing agency or instrumentality which depends entirely on its own resources to repay the debt. U.S. government securities that are backed by the full faith and credit of the United States include U.S. Treasuries and mortgage-backed securities guaranteed by the Government National Mortgage Association. Securities that are only supported by the credit of the issuing agency or instrumentality include the Federal National Mortgage Association ("Fannie Mae"), the Federal Home Loan Banks ("FHLBs") and the Federal Home Loan Mortgage Corporation ("Freddie Mac").

WARRANTS

     The Funds may, subject to certain restrictions, purchase warrants, including warrants traded independently of the underlying securities. Warrants are rights to purchase securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities, and warrant holders receive no dividends and have no voting rights or rights with respect to the assets of an issuer. Warrants cease to have value if not exercised prior to their expiration dates.

WHEN-ISSUED SECURITIES/FORWARD COMMITMENTS

     In order to help ensure the availability of suitable securities, a Fund may purchase debt or equity securities on a "when-issued" or on a "forward commitment" basis. These terms mean that the obligations will be delivered to the Fund at a future date, which may be a month or more after the date of commitment. While awaiting delivery of the obligations purchased on such bases, a Fund will maintain on its records liquid assets equal to the amount of the commitments to purchase when-issued or forward delivery securities. At the time delivery is made, the value of when-issued or forward delivery securities may be more or less than the transaction price, and the yields then available in the market may be higher than those obtained in the transaction.

     These investment strategies and securities are described further in the SAI.

                               MANAGEMENT OF JHT

ADVISORY ARRANGEMENTS

     John Hancock Investment Management Services, LLC (the "Adviser") is the adviser to JHT. The Adviser is a Delaware limited liability company whose principal offices are located at 601 Congress Street, Boston, Massachusetts 02210. The Adviser is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The ultimate controlling parent of the Adviser is Manulife Financial Corporation ("MFC"), a publicly traded company based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

     The Adviser administers the business and affairs of JHT. The Adviser also selects, contracts with and compensates subadvisers to manage the investment and reinvestment of the assets of all Funds. The Adviser does not itself manage any of JHT portfolio assets but has ultimate responsibility to oversee the subadvisers. In this connection, the Adviser (i) monitors the compliance of the subadvisers with the investment objectives and related policies of each Fund,
(ii) reviews the performance of the subadvisers and (iii) reports periodically on such performance to the Trustees of JHT.

     A discussion regarding the basis for the Board of Trustees' approval of the advisory agreement for each Fund of JHT is available in JHT's annual report to shareholders for the year ended December 31, 2006.

     JHT has received an order from the SEC permitting the Adviser to appoint a subadviser or change the terms of a subadvisory agreement pursuant to an agreement that is not approved by shareholders. JHT, therefore, is able to change subadvisers or the fees paid to subadvisers from time to time without the expense and delays associated with obtaining shareholder approval of the change. This order does not, however, permit the Adviser to appoint a subadviser that is an affiliate of the Adviser or JHT (other than by reason of serving as subadviser to a Fund) (an "Affiliated Subadviser") or to change a subadvisory fee of an Affiliated Subadviser without the approval of shareholders.

     As compensation for its services, the Adviser receives a fee from JHT computed separately for each Fund. On September 22-23, 2005, the Trustees of JHT approved an amendment to JHT's advisory agreement changing the method of calculating the advisory fees of most JHT Funds. This change, which is described below, became effective October 14, 2005.

     Prior to the amendment to the advisory agreement, the advisory fee was stated as an annual percentage of the current value of a Fund's net assets. Under the advisory agreement as amended, the amount of the advisory fee for most Funds is determined by applying the daily equivalent of an annual fee rate to the net assets of the Fund. The annual fee rate is calculated each day by applying the annual percentage rates in the tables below to the applicable portions of Aggregate Net Assets shown in the tables and dividing the sum of the amounts so determined by Aggregate Net Assets. The term Aggregate Net Assets includes the net assets of the Fund as well as of one or more other funds managed by the same subadviser as indicated in the notes to the tables, but only for the period during which the subadviser for the Fund also serves as the subadviser for the other funds.

     Under the advisory agreement, both before and after the amendment, the advisory fee is accrued and paid daily and is calculated for each day by multiplying the daily equivalent of the annual percentage rate for a Fund by the value of the net assets of the Fund at the close of business on the previous business day of JHT.

     The following tables present a schedule of the management fees each Fund currently is obligated to pay the Adviser, either as an annual percentage of the current value of the Fund's net assets or as a percentage of Aggregate Net Assets.

        FUNDS WHERE NET ASSETS AGGREGATED WITH NET ASSETS OF OTHER FUNDS

                    FOR PURPOSES OF DETERMINING BREAKPOINTS

                                                        BETWEEN             BETWEEN
                                       FIRST        $300 MILLION AND    $500 MILLION AND      EXCESS OVER
                                    $300 MILLION    $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
                                    OF AGGREGATE       AGGREGATE         AGGREGATE NET         AGGREGATE
FUND                                 NET ASSETS        NET ASSETS            ASSETS            NET ASSETS
----                                ------------    ----------------    ----------------     -------------
Capital Appreciation(1)...........     0.850%            0.800%              0.700%              0.670%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Capital Appreciation Trust, a series of JHT, and the Capital Appreciation Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                    OF AGGREGATE     AGGREGATE NET       AGGREGATE NET         AGGREGATE          AGGREGATE
FUND                                 NET ASSETS          ASSETS              ASSETS            NET ASSETS        NET ASSETS
----                                ------------    ---------------     ----------------    ----------------    -------------
Blue Chip Growth(1)...............     0.825%            0.825%              0.825%              0.825%             0.800%
Equity-Income(2)..................     0.825%            0.825%              0.825%              0.825%             0.800%
High Yield(3).....................     0.700%            0.700%              0.700%              0.650%             0.650%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Blue Chip Growth Trust, a series of JHT, and the Blue Chip Growth Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Equity-Income Trust, a series of JHT, and the Equity-Income Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the High Yield Trust, a series of JHT, and the High Yield Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                       FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                    $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                    OF AGGREGATE     AGGREGATE NET       AGGREGATE NET         AGGREGATE          AGGREGATE
FUND                                 NET ASSETS          ASSETS              ASSETS            NET ASSETS        NET ASSETS
----                                ------------    ---------------     ----------------    ----------------    -------------
Health Sciences(1)................     1.050%            1.050%              1.050%              1.000%             1.000%
Mid Cap Stock(2)..................     0.875%            0.875%              0.850%              0.825%             0.825%
Mid Value(3)......................     1.050%            0.950%              0.950%              0.950%             0.950%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Health Sciences Trust, a series of JHT, and the Health Sciences Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Stock Trust, a series of JHT, and the Mid Cap Stock Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Value Trust, a series of JHT, and the Mid Value Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                   $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ---------------     ----------------    ----------------    -------------
Real Estate Securities(1).......      0.700%            0.700%              0.700%              0.700%             0.700%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Real Estate Securities Trust, a series of JHT, and the Real Estate Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $50 MILLION AND     $250 MILLION AND    $500 MILLION AND     EXCESS OVER
                                   $50 MILLION     $250 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ---------------     ----------------    ----------------    -------------
Financial Services(1)...........      0.850%            0.800%              0.800%              0.750%             0.750%
Mid Cap Index(2)................      0.490%            0.490%              0.480%              0.460%             0.460%
Small Cap Index(3)..............      0.490%            0.490%              0.480%              0.460%             0.460%
Total Stock Market Index(4).....      0.490%            0.490%              0.480%              0.460%             0.460%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Financial Services Trust, a series of JHT, and the Financial Services Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Mid Cap Index Trust, a series of JHT, and the Mid Cap Index Fund, a series of John Hancock Funds II, are included.
(3)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Index Trust, a series of JHT, and the Small Cap Index Fund, a series of John Hancock Funds II, are included.
(4)For purposes of determining Aggregate Net Assets, the net assets of: the Total Stock Market Index Trust, a series of JHT, and the Total Stock Market Index Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $50 MILLION AND     $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                   $50 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ---------------     ----------------    ----------------    -------------
U.S. Government Securities(1)...      0.620%            0.620%              0.620%              0.550%             0.550%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the U.S. Government Securities Trust, a series of JHT, and the U.S. Government Securities Fund, a series of John Hancock Funds II, are included.

                                                       BETWEEN             BETWEEN             BETWEEN
                                      FIRST        $100 MILLION AND    $200 MILLION AND    $500 MILLION AND     EXCESS OVER
                                  $100 MILLION     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF      $1 BILLION OF
                                  OF AGGREGATE        AGGREGATE           AGGREGATE           AGGREGATE          AGGREGATE
FUND                               NET ASSETS         NET ASSETS          NET ASSETS          NET ASSETS        NET ASSETS
----                              ------------     ----------------    ----------------    ----------------    -------------
Small Cap Growth(1).............      1.100%            1.050%              1.050%              1.050%             1.050%
Small Cap Value(2)..............      1.100%            1.050%              1.050%              1.050%             1.050%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Growth Trust, a series of JHT, and the Small Cap Growth Fund, a series of John Hancock Funds II, are included.
(2)For purposes of determining Aggregate Net Assets, the net assets of: the Small Cap Value Trust, a series of JHT, and the Small Cap Value Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $100 MILLION AND      EXCESS OVER
                                 $50 MILLION OF     $100 MILLION OF     $250 MILLION OF     $250 MILLION OF
                                    AGGREGATE          AGGREGATE           AGGREGATE           AGGREGATE
FUND                               NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS
----                             ---------------    ----------------    ----------------    ----------------
Short-Term Bond(1).............       0.600%             0.600%              0.575%              0.550%

(1)For purposes of determining Aggregate Net Assets, the net assets of: the Short-Term Bond Trust, a series of JHT, and the Short-Term Fund, a series of John Hancock Funds II, are included.

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND    $500 MILLION AND      EXCESS OVER
                                 $50 MILLION OF     $200 MILLION OF     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
FUND                               NET ASSETS          NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
----                             --------------     ---------------     ----------------    ----------------     -------------
Growth & Income................       0.675%             0.675%              0.675%              0.675%              0.675%

                                      FIRST           EXCESS OVER
                                 $500 MILLION OF    $500 MILLION OF
FUND                               NET ASSETS          NET ASSETS
----                             ---------------    ---------------
Overseas Equity................       0.990%             0.850%

                                                        BETWEEN             BETWEEN             BETWEEN
                                      FIRST         $50 MILLION AND     $200 MILLION AND    $500 MILLION AND      EXCESS OVER
                                   $50 MILLION      $200 MILLION OF     $500 MILLION OF      $1 BILLION OF       $1 BILLION OF
FUND                              OF NET ASSETS        NET ASSETS          NET ASSETS          NET ASSETS         NET ASSETS
----                              -------------     ---------------     ----------------    ----------------     -------------
Money Market B.................       0.500%             0.500%              0.500%              0.470%              0.470%
500 Index B....................       0.470%             0.470%              0.470%              0.460%              0.460%

                                      FIRST            EXCESS OF
                                 $100 MILLION OF    $100 MILLION OF
FUND                               NET ASSETS          NET ASSETS
----                             ---------------    ---------------
International Equity Index B...       0.550%             0.530%

       FUNDS WHERE NET ASSETS NOT AGGREGATED WITH NET ASSETS OTHER FUNDS
                    FOR PURPOSES OF DETERMINING BREAKPOINTS

                                     ALL ASSET
FUND                                  LEVELS
----                                 ---------
Active Bond.....................       0.600%
Bond Index B....................       0.470%
Global Bond.....................       0.700%
Managed Trust...................       0.690%
Total Return....................       0.700%

ADVISORY FEE WAIVERS

     Advisory Fee Waiver for All Funds of JHT Except Those Noted Below. Effective January 1, 2006, the Adviser has agreed to waive its management fee for certain Funds of JHT or otherwise reimburse the expenses of those Funds (the "Participating Funds") as set forth below (the "Reimbursement"). The Participating Funds are all Funds of JHT except the following:

     The five Lifestyle Trusts

     Absolute Return Trust

     American Bond Trust

     American Growth Trust

     American International Trust

     American Blue Chip Income and Growth Trust

     American Growth-Income Trust

     American Global Growth Trust

     American High-Income Bond Trust

     American New World Trust

     American Global Small Capitalization Trust

     American Asset Allocation Trust

     Money Market Trust B

     500 Index Trust B

     International Equity Index Trust B

     Bond Index Trust B

     Index Allocation Trust

     Franklin Templeton Founding Allocation Trust

     The Reimbursement will equal, on an annualized basis, 0.02% of that portion of the aggregate net assets of all the Participating Funds that exceeds $50 billion. The amount of the Reimbursement will be calculated daily and allocated among all the Participating Funds in proportion to the daily net assets of each Fund. The Reimbursement may be terminated or modified at any time by the Adviser upon notice to JHT and approval of the Board of Trustees of JHT.

Blue Chip Growth, Equity-Income, Health Sciences, Mid Value, Science & Technology, Small Company Value, Spectrum Income and Real Estate Equity Trusts.

     T. Rowe Price has voluntarily agreed to waive a portion of its subadvisory fee for the Blue Chip Growth Trust, Equity-Income Trust, Health Sciences Trust, Mid Value Trust, Science & Technology Trust, Small Company Value Trust, Spectrum Income Trust and Real Estate Equity Trust. This waiver is based on the combined average daily net assets of these Funds and the following funds of John Hancock Funds II: Blue Chip Growth Fund, Equity-Income Fund, Health Sciences

Fund, Science & Technology Fund, Small Company Value Fund, Spectrum Income Fund and Real Estate Equity Fund (collectively, the "T. Rowe Portfolios").

     The percentage fee reduction prior to November 1, 2006 was as follows:

COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE FUNDS             FEE REDUCTION
------------------------------------------------------             -------------
                                                                (AS A PERCENTAGE OF
                                                                THE SUBADVISORY FEE)
First $750 million..........................................            0.00%
Over $750 million...........................................             5.0%

     As of November 1, 2006, the percentage reduction is as follows:

COMBINED AVERAGE DAILY NET ASSETS OF THE T. ROWE FUNDS             FEE REDUCTION
------------------------------------------------------             -------------
                                                                (AS A PERCENTAGE OF
                                                                THE SUBADVISORY FEE)
First $750 million..........................................            0.00%
Next $750 million...........................................             5.0%
Next $1.5 billion...........................................             7.5%
Over $3 billion.............................................            10.0%

     The Adviser has also voluntarily agreed to reduce the advisory fee for each
T. Rowe Fund by the amount that the subadvisory fee is reduced.

     This voluntary fee waiver may be terminated at any time by T. Rowe Price or the Adviser.

VOLUNTARY EXPENSE LIMITATION

     All Funds Except the Money Market Trust B, 500 Index Trust B, International Index Trust B and the Bond Index Trust B. The Adviser has agreed to reduce its advisory fee for a class of shares of a Fund of JHT in an amount equal to the amount by which the Expenses of such class of the Fund exceed the Expense Limit set forth below and, if necessary, to remit to that class of the Fund an amount necessary to ensure that such Expenses do not exceed that Expense Limit. "Expenses" means all the expenses of a class of a Fund excluding: (a) advisory fees, (b) Rule 12b-1 fees, (c) transfer agency fees and service fees, (d) blue sky fees, (e) taxes, (f) portfolio brokerage commissions, (g) interest, and (h) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of JHT's business.

Expense Limit (as a percentage of the average annual net assets of the Fund attributable to the class)

     -  0.050% in the case of the International Index Trust A
     - 0.075% in the case of the Small Cap Index Trust, the Mid Cap Index Trust and the Total Stock Market Index Trust,
     - 0.75% in the case of the Global Bond Trust, Overseas Equity Trust, and Pacific Rim Trust,
     - 0.50% in the case of all other Funds except the Excluded Funds noted above.

     These expense limitations will continue in effect unless otherwise terminated by the Adviser upon notice to JHT. These voluntary expense limitations may be terminated any time.

CONTRACTUAL EXPENSE LIMITATION

     Money Market Trust B, 500 Index Trust B, International Index Trust B and Bond Index Trust B. JHT sells these Funds only to certain variable life insurance and variable annuity separate accounts of John Hancock Life Insurance Company and its affiliates. Each Fund is subject to an expense cap pursuant to an agreement between JHT and the Adviser. The fees in the expense table under "Fund Annual Expenses" reflect such expense cap. The expense cap is as follows: the Adviser has agreed to waive its advisory fee (or, if necessary, reimburse expenses of the Fund) in an amount so that the rate of the Fund's "Net Operating Expenses" set forth under "Fund Annual Expenses" does not exceed the rate noted in the table below under "Net Fund Annual Expenses." A Fund's "Net Operating Expenses" includes all of its operating expenses including advisory fees and Rule 12b-1 fees, but excludes taxes, brokerage commissions, interest, litigation and indemnification expenses and extraordinary expenses of the Fund not incurred in the ordinary course of the Fund's business. Under the agreement, the Adviser's obligation to provide the expense cap with respect to a particular Fund will remain in effect until May 1, 2008 and will terminate after that date only if JHT, without the prior written consent of the Adviser, sells shares of the Fund to (or has shares of the Fund held by) any person other than the variable life insurance or variable annuity insurance separate accounts of John Hancock Life Insurance Company or any of its affiliates that are specified in the agreement.

                                                              NET FUND
                                                               ANNUAL
FUND                                                          EXPENSES
----                                                          --------
Money Market Trust B........................................    0.28%
500 Index Trust B...........................................    0.25%
International Equity Index Trust B..........................    0.34%
Bond Index Trust B..........................................    0.25%

SUBADVISORY ARRANGEMENTS AND MANAGEMENT BIOGRAPHIES

     The Adviser has entered into subadvisory agreements with the subadvisers to the Funds. Under these agreements, the subadvisers manage the assets of the Funds, subject to the supervision of the Adviser and the Trustees of JHT. Each subadviser formulates a continuous investment program for each Fund it subadvises, consistent with the Fund's investment goal and strategy as described above. Each subadviser regularly reports to the Adviser and the Trustees of JHT with respect to the implementation of such programs. A discussion regarding the basis for the Board of Trustees' approval of each subadvisory agreement is available in the Fund's annual report to shareholders for the year ended December 31, 2006.

     Subadvisory Fees. Each subadviser is compensated by the Adviser, subject to Board approval, and not by the Fund or Funds which it subadvises.

     Set forth below, alphabetically by subadviser, is information about the subadvisers and the portfolio managers for the Funds, including a brief summary of the portfolio managers' business careers over the past five years. The SAI includes additional details about the Funds' portfolio managers, including information about their compensation, accounts they manage other than the Funds and their ownership of Fund securities.

CAPITAL GUARDIAN TRUST COMPANY ("CGTC")

     CGTC is located at 333 South Hope Street, Los Angeles, California 90071. CGTC is a wholly-owned subsidiary of Capital Group International, Inc. which itself is a wholly-owned subsidiary of The Capital Group Companies, Inc. CGTC has been providing investment management services since 1968.

     CGTC uses a multiple portfolio manager system in managing a portfolio's assets. Under this approach, the portfolio of a fund is divided into segments managed by individual managers. Each manager's role is to decide how their respective segment will be invested by selecting securities within the limits provided by the portfolio's objectives and policies. CGTC's investment committee oversees this process. In addition, CGTC's investment analysts also may make investment decisions with respect to a portion of a fund's portfolio. Certain portfolio managers may also have investment analyst responsibilities with respect to specific research coverage.

FUND                                                            PORTFOLIO MANAGER
----                                                            -----------------
Overseas Equity Trust.......................................  Multi-Manager System 2

MULTI-MANAGER SYSTEM 2:
PORTFOLIO MANAGER                     LENGTH OF SERVICE
TITLE, COMPANY AFFILIATION        WITH CGTC OR AN AFFILIATE       BUSINESS EXPERIENCE DURING THE PAST 5 YEARS
--------------------------        -------------------------       -------------------------------------------
David I. Fisher                   37 years                    Portfolio Manager selecting equity securities
Chairman of the Board, CGTC
Arthur J. Gromadzki               20 years                    Portfolio Manager selecting equity securities
Director and Senior Vice
President of Capital
International Research, Inc., an
affiliate of CGTC
Richard N. Havas                  20 years                    Portfolio Manager selecting equity securities
Senior Vice President of Capital
International Research, Inc. an
affiliate of CGTC
Seung Kwak                        4 years, 17 years with      Portfolio Manager selecting equity securities
Senior Vice President for         Zurich Scudder Investments
Capital International K.K., an
affiliate of CGTC
Nancy J. Kyle                     16 years                    Portfolio Manager selecting equity securities
Vice Chairman, CGTC
John M. N. Mant                   16 years                    Portfolio Manager selecting equity securities
Executive Vice President of
Capital International Research,
Inc., an affiliate of CGTC
Lionel M. Sauvage                 19 years                    Portfolio Manager for equity securities
Director and Senior Vice
President, CGTC
Nilly Sikorsky                    44 years                    Portfolio Manager selecting equity securities
Chairman of Capital
International S.A., an affiliate
of CGTC
Rudolf M. Staehelin               25 years                    Portfolio Manager for equity securities
Senior Vice President of Capital
International Research, Inc., an
affiliate of CGTC

DAVIS SELECTED ADVISERS, L.P. ("DAVIS")

     Davis was organized in 1969 and serves as the investment adviser for all of the Davis Funds, other mutual funds and other institutional clients. The sole general partner of Davis is Davis Investments, LLC, which is controlled by Christopher C. Davis. Davis is located at 2949 East Elvira Road, Suite 101, Tucson, Arizona 85706.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Financial Services Trust.......................  Kenneth Charles Feinberg
                                                 Charles Cavanaugh

      -- Charles Cavanaugh. Co-Portfolio Manager of Financial Services Trust since May 1, 2007; co-manages other equity funds advised by Davis Advisors and serves as a research analyst; joined Davis Advisors in March 2001.

      -- Kenneth Charles Feinberg. Co-Portfolio Manager; joined Davis in 1992; has co-managed other equity funds advised by Davis and also served as a research analyst.

DECLARATION MANAGEMENT & RESEARCH, LLC ("DECLARATION")

     Declaration is a Delaware limited liability company located at 1800 Tysons Boulevard, Suite 200, McLean, Virginia 22102-4858. Declaration is an indirect wholly owned subsidiary of John Hancock Life Insurance Company ("JHLICO"). JHLICO is located at 200 Clarendon Street, Boston, Massachusetts 02117 and is an indirect wholly owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Active Bond Trust..............................  Peter Farley
                                                 James E. Shallcross
Managed Trust..................................  Peter Farley
                                                 James E. Shallcross
Short-Term Bond Trust..........................  Peter Farley
                                                 James E. Shallcross
Bond Index Trust B.............................  Peter Farley
                                                 James E. Shallcross

      -- Peter Farley, CFA (since 2005). Mr. Farley joined Declaration in 1996 and is a Senior Vice President. He manages Active Core portfolios, Corporate CDO products and oversees CMBS/CRE CDO Trading and Research.

      -- James E. Shallcross (since 2005). Mr. Shallcross joined Declaration in 1991 and is an Executive Vice President and the Director of Portfolio Management. He oversees the management of all portfolios, supervises the investment staff, sits on the Investment Committee and is a firm principal.

DEUTSCHE INVESTMENT MANAGEMENT AMERICAS INC. ("DIMA")

     DIMA, located at 345 Park Avenue, New York, New York 10154, is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group that is engaged in a wide range of financial services, including investment management, mutual fund, retail, private and commercial banking, investment banking and insurance. DIMA provides a full range of investment advisory services to retail and institutional clients.

     DIMA RREEF, located at The Hancock Building, 875 N. Michigan Ave, 41st Floor, Chicago, IL 60611, is an indirect wholly-owned subsidiary of Deutsche Bank AG. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation. DIMA RREEF has provided real estate investment management services to institutional investors since 1975.

     RREEF Global Advisers Limited ("RREEF GA"), whose registered address is Winchester House, 1 Great Winchester Street, London, EC2N 2DB, is a wholly owned subsidiary of Deutsche Asset Management Group Limited, the holding company of the UK asset management businesses comprising, RREEF Limited, DB Absolute Return Strategies Limited and RREEF GA, It is an indirect wholly-owned subsidiary of Deutsche Bank AG, an international commercial and investment banking group. The UK asset management business has provided real estate investment management services to institutional investors for over 20 years.

     Deutsche Investments Australia Limited, an investment management affiliate of DIMA located at Level 21, 83 Clarence Street, Sydney Australia, NSW 2000. Deutsche Investments Australia Limited has been a registered investment adviser since 2000.

     Deutsche Asset Management (Hong Kong) Limited, an investment management affiliate of DIMA located at 55/F Cheung Kong Centre, 2 Queen's Road Central, Hong Kong. Deutsche Asset Management (Hong Kong) Limited has provided investment management services since 1999.

     Deutsche Asset Management International GmbH ("DeAMi"), an investment management affiliate of DIMA located at Mainzer Landstrasse 178-190, Frankfurt AM Main, Germany, 60327. DeAMi has been a registered investment adviser since 1983.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Real Estate Securities Trust...................  Jerry W. Ehlinger
                                                 John F. Robertson
                                                 John W. Vojticek
                                                 Asad Kazim

      -- Jerry W. Ehlinger. Managing Director -- Joined DIMA in 2004 after 9 years experience as Senior Vice President at Heitman Real Estate Investment Management and at Morgan Stanley as senior research associate covering REITS.

      -- John F. Robertson, CFA. Managing Director, head of North American Real Estate Securities; joined DIMA in 1997.

      -- John W. Vojticek. Partner -- Re-joined DIMA in September 2004. Prior to that, Mr. Vojticek was a Principal at KG Redding and Associates and Managing Director of DIMA.

      -- Asad Kazim. Vice President -- Joined DIMA in 2002 and has over six years of industry experience, formerly as a Financial Analyst at Clarion CRA Securities.

GRANTHAM, MAYO, VAN OTTERLOO & CO. LLC ("GMO")

     GMO, with offices at 40 Rowes Wharf, Boston, Massachusetts 02110, is a private company founded in 1977 that provides investment advisory services to, among others, the GMO Funds. As of December 31, 2006, GMO managed on a worldwide basis more than $127 billion for institutional investors such as pension plans, endowments and foundations.

FUND                                                            PORTFOLIO MANAGER
----                                                            -----------------
Managed Trust..................................  U.S. Quantitative Investment Division

     U.S. Quantitative Investment Division. Day-to-day management of the Fund is the responsibility of the Division. The Division's members work collaboratively to manage the Fund, and no one person is primarily responsible for day-to-day management. The member of the Division responsible for managing the implementation and monitoring the overall portfolio management of the Fund is:

      -- Sam Wilderman. Senior member of the division: joined GMO in 1996 and has served as co-director of U.S. equity management since 2005 and director of U.S. equity management since 2006.

     Mr. Wilderman allocates responsibility for portions of the Fund to various members of the Division, oversees the implementation of trades on behalf of the Fund, reviews the overall composition of the Fund's portfolios, and monitors cash flows.

INDEPENDENCE INVESTMENT LLC ("INDEPENDENCE")

     Independence is located at 160 Federal Street, Boston, Massachusetts 02110 and is a subsidiary of Convergent Capital Management LLC ("Convergent"). Convergent is located at 190 South LaSalle Street, Chicago, Illinois, and is a subsidiary of City National Corporation, a publicly traded financial services company located at 555 South Flower Street, Los Angeles, California.

FUND                                                            PORTFOLIO MANAGER
----                                                            -----------------
Growth & Income Trust..........................  John C. Forelli
                                                 Jay C. Leu

      -- John C. Forelli, CFA (since 2005). Mr. Forelli is a Senior Vice President and Director of Large Cap Core Strategies. He is a senior portfolio manager and has been in the industry since 1984. He joined Independence in 1990. Previously, he worked for Prudential Securities. He has a BA from Dartmouth College and an MBA from the Tuck School at Dartmouth. He is a Principal of Independence and is a member of the Independence Investment Committee, the CFA Institute and the Boston Security Analysts Society.

      -- Jay C. Leu, CFA (since 2005). Mr. Leu is a Senior Vice President and a Director of Large Cap Core strategies. He is a senior portfolio manager and has been in the industry since 1987. He joined Independence in 1997. Previously, he worked for Pacific Capital Fixed Income Advisors and State Street Global Advisors. He has a BS from the Massachusetts Institute of Technology (MIT) and an MS in Management from the Sloan School of Management at MIT. He is a Principal of Independence and is a member of the Independence Investment Committee, the CFA Institute, and the Boston Security Analysts Society.

JENNISON ASSOCIATES LLC ("JENNISON")

     Jennison, 466 Lexington Avenue, New York, New York 10017, is a Delaware limited liability company and has been in the investment advisory business since 1969 (includes its predecessor, Jennison Associates Capital Corp). Jennison is a direct, wholly-owned subsidiary of Prudential Investment Management, Inc., which is a direct, wholly-owned subsidiary of Prudential Asset Management Holding Company LLC, which is a direct, wholly-owned subsidiary of Prudential Financial, Inc. As of December 31, 2006, Jennison managed in excess of $77 billion in assets.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Capital Appreciation Trust.....................  Michael A. Del Balso
                                                 Kathleen A. McCarragher
                                                 Spiros Segalas

      -- Michael A. Del Balso. Joined Jennison in May 1972 and is a Managing Director of Jennison. He is also Jennison's Director of Research for Growth Equity. He has managed the Fund since October 2005.

      -- Kathleen A. McCarragher. Joined Jennison in May 1998 and is a Managing Director of Jennison. She is also Jennison's Head of Growth Equity. Prior to joining Jennison, she was employed at Weiss, Peck & Greer L.L.C. for six years as a Managing Director and the Director of Large Cap Growth Equities. She has managed the Fund since October 2005.

      -- Spiros "Sig" Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently a Director, President and Chief Investment Officer of Jennison. He has managed the Fund since October 2005.

     Mr. Del Balso generally has final authority over all aspects of the Fund investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio construction, risk assessment, and management of cash flows.

     The portfolio managers for the Fund are supported by other Jennison portfolio managers, research analysts and investment professionals. Jennison typically follows a team approach in providing such support to the portfolio managers. The teams are generally organized along product strategies (e.g., large cap growth) and meet regularly to review the portfolio holdings and discuss security purchase and sales activity of all accounts in the particular product strategy. Team members provide research support, make securities recommendations and support the portfolio managers in all activities. Members of the team may change from time to time.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.), LLC ("MFC GLOBAL (U.S.)")

     MFC Global (U.S.), a Delaware limited liability company located at 101 Huntington Avenue, Boston, Massachusetts, was founded in 1979. It is a wholly-owned subsidiary of John Hancock Financial Services, Inc. ("JHFS") and an affiliate of the Adviser. JHFS is a subsidiary of MFC based in Toronto, Canada. MFC is the holding company of the Manufacturers Life Insurance Company and its subsidiaries, collectively known as Manulife Financial.

FUND                                             PORTFOLIO MANAGER
----                                             -----------------
Active Bond Trust..............................  Barry H. Evans
                                                 Howard C. Greene
                                                 Jeffrey N. Given

      -- Howard C. Greene. Senior Vice President; joined John Hancock in 2002; previously a Vice President of Sun Life Financial Services Company of Canada.

      -- Barry H. Evans. Senior Vice President, joined MFC Global (U.S.) in 2005, he is Chief Fixed Income Officer, Chief Operating Officer and a member of the Senior Investment Policy Committee. Prior to joining MFC Global (U.S.), he was a Senior Vice President and Chief Income Officer of John Hancock. He joined John Hancock in 1986.

      --   Jeffrey N. Given, Vice President; joined MFC Global (U.S.) in 1993.

MFC GLOBAL INVESTMENT MANAGEMENT (U.S.A.) LIMITED ("MFC GLOBAL (U.S.A.)")

     MFC Global (U.S.A.) is a corporation subject to the laws of Canada. Its principal business at the present time is to provide investment management services to the portfolios of the Fund for which it is the subadviser as well as other portfolios advised by the Adviser. MFC Global (U.S.A.) is an indirect, wholly-owned subsidiary of MFC based in Toronto, Canada. MFC is the holding company of The Manufacturers Life Insurance Company and its subsidiaries, including Elliott & Page Limited and Manulife Fund Direct (Hong Kong) Limited, collectively known as Manulife Financial. The address of MFC Global (U.S.A.) is 200 Bloor Street East, Toronto, Ontario, Canada M4W 1E5.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
500 Index Trust B..............................  Carson Jen
                                                 Narayan Ramani
Money Market Trust B...........................  Maralyn Kobayashi
                                                 Faisal Rahman
Mid Cap Index Trust............................  Carson Jen
                                                 Narayan Ramani
Small Cap Index Trust..........................  Carson Jen
                                                 Narayan Ramani
Total Stock Market Index Trust.................  Carson Jen
                                                 Narayan Ramani

      -- Carson Jen. Vice President, Index Operations, at MFC Global (U.S.A.); joined MFC Global (U.S.A.) in 1997.

      -- Maralyn Kobayashi, Vice President and Senior Portfolio Manager of Money Market Fund; joined MFC Global (U.S.A.) in 1981.

      --   Faisal Rahman CFA, Portfolio Managers joined MFC Global (U.S.A.) in
           2001.

      -- Narayan Ramani. Assistant Vice President and Portfolio Manager of Index Funds at MFC Global Investment Management; joined MFC Global (U.S.A.) in 1998.

PACIFIC INVESTMENT MANAGEMENT COMPANY LLC ("PIMCO")

     PIMCO, located at 840 Newport Center Drive, Newport Beach, California 92660, is an investment counseling firm founded in 1971. PIMCO is a Delaware limited liability company and a majority-owned subsidiary of Allianz Global Investors of America L.P., ("AGI LP"). Allianz Aktiengesellschaft ("Allianz SE") is the indirect majority owner of AGI LP. Allianz SE is a European-based, multinational insurance and financial services holding company.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Global Bond Trust..............................  Sudi Mariappa
Total Return Trust.............................  William H. Gross

      -- William H. Gross, CFA. Mr. Gross is a founder and Managing Director of PIMCO and has been associated with PIMCO for more than thirty years. He is the author of numerous articles on the bond market and has frequently appeared in national publications and media.

      -- Sudi Mariappa. Mr. Mariappa is a Managing Director and head of global portfolio management, with responsibility for overseeing PIMCO's global portfolio management efforts. Prior to joining PIMCO in 2000, he served as managing director for Merrill Lynch in Tokyo as manager of JGB and Swap Derivative Trading. Mr. Mariappa's prior experience included positions at Sumitomo Finance International PLC, Long Term Capital Management, and Salomon Brothers in San Francisco and Tokyo, where he was Director of Fixed Income Arbitrage.

SSGA FUNDS MANAGEMENT, INC. ("SSGA FM")

     SSgA FM is located at One Lincoln Street, Boston, Massachusetts 02111. SSgA FM is registered as an investment advisor with the SEC. It is a wholly owned subsidiary of State Street Corporation, a publicly held bank holding company. As of December 31, 2006, SSgA FM had over $122 billion in assets under management. SSgA FM and other advisory affiliates of State Street make up SSgA, the investment management arm of State Street Corporation. With over $1.7 trillion under management as of December 31, 2006, SSgA FM provides complete global investment management services from offices in North America, South America, Europe, Asia, Australia and the Middle East.

FUND                                             PORTFOLIO MANAGER
----                                             -----------------
International Equity Index Trust B.............  Jeffrey Beach
                                                 Thomas Coleman

      --   Jeffrey Beach.  Principal; joined SSgA FM in 1986.

      --   Thomas Coleman.  Principal; joined SSgA FM in 1998.

T. ROWE PRICE ASSOCIATES, INC. ("T. ROWE PRICE")

     T. Rowe Price, 100 East Pratt Street, Baltimore, Maryland 21202, was founded in 1937. As of December 31, 2006, T. Rowe Price and its affiliates managed over $334.7 billion for over ten million individual and institutional investor accounts.

FUND                                                           PORTFOLIO MANAGERS
----                                                           ------------------
Blue Chip Growth Trust.........................  Larry J. Puglia
Equity-Income Trust............................  Brian C. Rogers
Health Sciences Trust..........................  Kris H. Jenner
Mid Value Trust................................  David J. Wallack

      -- Kris H. Jenner. Vice President; joined T. Rowe Price in 1997; previously a post-doctoral fellow at the Brigham and Women's Hospital, Harvard Medical School (1995-1997).

      --   Larry J. Puglia.  Vice President; joined T. Rowe Price in 1990.

      --   Brian C. Rogers.  Vice President; joined T. Rowe Price in 1982.

      -- David J. Wallack (since May 2005). Mr. Wallack joined T. Rowe Price in 1990 and is a Vice President.

     The Mid Value Trust is managed by an investment advisory committee chaired by Mr. Wallack. The committee chairman has day-to-day responsibility for managing the Fund and works with the committee in developing and executing the portfolio's investment program.

WELLINGTON MANAGEMENT COMPANY, LLP ("WELLINGTON MANAGEMENT")

     Wellington Management, a Massachusetts limited liability partnership, is a professional investment counseling firm with its principal offices located at 75 State Street, Boston, Massachusetts 02109. Wellington Management and its predecessor organizations have provided investment services to investment companies, employee benefit plans, endowments, foundations and other institutions since 1928.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
Mid Cap Stock Trust............................  Michael T. Carmen, CFA, CPA
                                                 Mario E. Abularach, CFA
Small Cap Growth Trust.........................  Steven C. Angeli, CFA
                                                 Mario E. Abularach, CFA
                                                 Stephen Mortimer
Small Cap Value Trust..........................  Timothy J. McCormack, CFA
                                                 Stephen T. O'Brien, CFA
                                                 Shaun F. Pedersen

      -- Mario E. Abularach, CFA. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2001.

      -- Steven C. Angeli, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1994.

      -- Michael T. Carmen, CFA, CPA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1999.

      -- Timothy J. McCormack, CFA. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2000.

      -- Stephen Mortimer. Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 2001.

      -- Stephen T. O'Brien, CFA. Senior Vice President and Equity Portfolio Manager; joined Wellington Management as an investment professional in 1983.

      -- Shaun F. Pedersen. Vice President and Equity Research Analyst; joined Wellington Management as an investment professional in 2004; previously an investment professional at Thomas Weisel Asset Management (2001-2004).

WESTERN ASSET MANAGEMENT COMPANY ("WESTERN")

     Western is one of the world's leading investment management firms. Its sole business is managing fixed-income portfolios for large institutional clients, an activity Western has pursued for over 30 years. From its offices in Pasadena, Hong Kong, London, Melbourne, New York, Sao Paulo, Singapore, and Tokyo, Western's 920 employees perform these services for a wide variety of global clients, including charitable, corporate, health care, insurance, mutual fund, public, and union, and across an equally wide variety of mandates, from money markets to emerging markets. As of 12/31/06, Western's current client base totals 739, representing 45 countries, 1,402 accounts, and $574.6 billion in assets.

FUND                                             PORTFOLIO MANAGERS
----                                             ------------------
U.S. Government Securities Trust...............  S. Kenneth Leech
                                                 Steven A. Walsh
                                                 Mark S. Lindbloom
                                                 Ronald D. Mass
                                                 Frederick R. Marki
High Yield Trust...............................  S. Kenneth Leech
                                                 Steven A. Walsh
                                                 Mike Buchanan
                                                 Timothy J. Settel
                                                 Ian R. Edmonds

      -- S. Kenneth Leech. Chief Investment Officer, joined Western in 1990. Prior to joining Western, Mr. Leech worked at Greenwich Capital Markets Portfolio Manager, 1988-1990; The First Boston Corporation Fixed Income Manager, 1980-1988 and National Bank of Detroit Portfolio Manager, 1977-1980.

      -- Steven A. Walsh. Deputy Chief Investment Officer, joined Western in 1991. Prior to Western, Mr. Walsh worked at Security Pacific Investment Managers, Inc. Portfolio Manager, 1989-1991 and Atlantic Richfield Company Portfolio Manager, 1981-1988.

      -- Mark S. Lindbloom. Portfolio Manager, joined Western in 2006. Prior to Western, Mr. Lindbloom worked for Citigroup Asset Management Portfolio Manager, 1986-2005; Brown Brothers Harriman & Co. Portfolio Manager, 1981-1986 and The New York Life Insurance Company Analyst, 1979-1981.

      -- Ronald D. Mass. Portfolio Manager/Research Analyst, joined Western in 1991. Prior to Western, Mr. Mass worked for The First Boston Corporation Research Associate, 1987-1990 and The First Boston Corporation Research Associate, 1987-1990.

      -- Frederick R. Marki. Senior Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Marki worked for Citigroup Asset Management Senior Portfolio Manager, 1991-2005; UBS Portfolio Manager, 1989-1991; Merrill Lynch Vice President, 1985-1989 and Federal Reserve Bank Assistant Economist, 1983-1985.

      -- Michael C. Buchanan. Portfolio Manager, joined Western in 2005. Prior to Western, Mr. Buchanan worked for Credit Suisse Asset Management Managing Director, Head of U.S. Credit Products, 2003-2005; Janus Capital Management Executive Vice President, Portfolio Manager, 2003; BlackRock Financial Management Managing Director, Head of High Yield Trading, 1998-2003 and Conseco Capital Management Vice President, Portfolio Manager, 1990-1998.

      -- Timothy J. Settel. Portfolio Manager/Research Analyst, joined Western in 2001. Prior to Western, Mr. Settel worked for Lazard Freres & Co. Portfolio Manager, 1995-2001 and Bear Stearns Mortgage Analyst, 1993-1995.

      -- Ian R. Edmonds. Research Analyst, joined Western in 1994. Prior to Western Mr. Edmonds worked for Bacon & Woodrow Actuary, 1990-1994.

                      MULTICLASS PRICING; RULE 12B-1 PLANS

MULTIPLE CLASSES OF SHARES

     Each of the Funds may issue three classes of shares: NAV Shares, Series I shares and Series II shares.

     Each class of shares is the same except for differences in class expenses, including different Rule 12b-1 fees for Series I shares, Series II shares and Series III shares, and voting rights.

     The expenses of each Fund are borne by its Series I, Series II, Series III and NAV shares (as applicable) based on the net assets of the Fund attributable to shares of each class. Notwithstanding the foregoing, "class expenses" are allocated to each class. "Class expenses" for each Fund include the Rule 12b-1 fees (if any) paid with respect to a class and other expenses which the Adviser to each Fund determines are properly allocable to a particular class. The Adviser will make such allocations in such manner and using such methodology as it determines to be reasonably appropriate. The Adviser's determination is subject to ratification or approval by the Board. The kinds of expenses that the Adviser may determine are properly allocable to a particular class include the following: (i) printing and postage expenses related to preparing and distributing to the shareholders of a specific class (or owners of contracts funded by shares of such class) materials such as shareholder reports, prospectuses and proxies; (ii) professional fees relating solely to such class;
(iii) Trustees' fees, including independent counsel fees, relating specifically to one class; and (iv) expenses associated with meetings of shareholders of a particular class.

     All shares of each Fund have equal voting rights and are voted in the aggregate, and not by class, except that shares of each class have exclusive voting rights on any matter submitted to shareholders that relates solely to the arrangement of that class and have separate voting rights when any matter is submitted to shareholders in which the interests of one class differ from the interests of any other class or when voting by class is otherwise required by law.

RULE 12b-1 PLANS OF EACH CLASS

     NAV shares are not subject to a Rule 12b-1 fee.

     Series I shares of each Fund are subject to a Rule 12b-1 fee of 0.05% of Series I share average daily net assets.

     Series II shares of each Fund are subject to a Rule 12b-1 fee of up to 0.25% of Series II share average daily net assets.

     Rule 12b-1 fees will be paid to the JHT's Distributor, John Hancock Distributors, LLC, or any successor thereto (the "Distributor").

     To the extent consistent with applicable laws, regulations and rules, the Distributor may use Rule 12b-1 fees:

          (i) for any expenses relating to the distribution of the shares of the class,

          (ii) for any expenses relating to shareholder or administrative services for holders of the shares of the class (or owners of contracts funded in insurance company separate accounts that invest in the shares of the class) and

          (iii) for the payment of "service fees" that come within Rule 2830(d)(5) of the Conduct Rules of the National Association of Securities Dealers, Inc.

     Without limiting the foregoing, the Distributor may pay all or part of the Rule 12b-1 fees from a Fund to one or more affiliated and unaffiliated insurance companies that have issued variable insurance contracts for which the Fund serves as an investment vehicle as compensation for providing some or all of the types of services described in the preceding sentence; this provision, however, does not obligate the Distributor to make any payments of Rule 12b-1 fees and does not limit the use that the Distributor may make of the Rule 12b-1 fees it receives. Currently, all such payments are made to insurance companies affiliated with JHT's investment adviser and Distributor. However, payments may be made to nonaffiliated insurance companies in the future.

     Rule 12b-1 fees are paid out of a Fund's assets on an ongoing basis. Therefore, these fees will increase the cost of an investment in a Fund and may, over time, be greater than other types of sales charges.

                              GENERAL INFORMATION

TAXES

     The following is a summary of some important tax issues that affect JHT and the Funds. The summary is based on current tax laws which may be changed by legislative, judicial or administrative action (possibly with retroactive effect). You should not consider this to be a detailed description of the tax treatment of JHT or the Funds. More information about taxes is located in the SAI under the heading -- "Additional Information Concerning Taxes". YOU ARE URGED TO CONSULT YOUR TAX ADVISER REGARDING SPECIFIC QUESTIONS AS TO FEDERAL, STATE AND LOCAL INCOME TAXES AND THEIR IMPACT ON YOUR PERSONAL TAX LIABILITY.

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
DIVERSIFICATION REQUIREMENTS APPLICABLE TO INSURANCE COMPANY SEPARATE ACCOUNTS

     JHT intends to take the steps necessary to qualify each Fund as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and believes that each Fund will so qualify. As a result of qualifying as a regulated investment company, each Fund will not be subject to U.S. Federal income tax on its net investment income and net capital gain that it distributes to its shareholders in each taxable year provided that it distributes to its shareholders at least 90% of its net investment income for such taxable year. Net investment income is defined as investment company taxable income, as that term is defined in the Code, determined without regard to the deduction for dividends paid and excluding net capital gains. Net capital gain is defined as the excess of its net realized long-term capital gain over its net realized short-term capital loss. Each Fund is subject to a nondeductible 4% excise tax calculated as a percentage of certain undistributed amounts of ordinary income and capital gain net income. To the extent possible, each Fund intends to make sufficient distributions to avoid the application of both corporate income and excise taxes.

     Because JHT complies with the ownership restrictions of Treas. Reg. Section 1.817-5(f), Rev. Rul. 81-225, Rev. Rul. 2003-91, and Rev. Rul. 2003-92 (no
direct ownership by the public), JHT expects each insurance company separate account to be treated as owning (as a separate investment) its proportionate share of each asset of any Fund in which it invests, provided that the Fund qualifies as a regulated investment company. Therefore, each Fund intends to meet the additional diversification requirements that are applicable to insurance company separate accounts under Subchapter L of the Code. These requirements generally provide that no more than 55% of the value of the assets of a Fund may be represented by any one investment; no more than 70% by any two investments; no more than 80% by any three investments; and no more than 90% by any four investments. For these purposes, all securities of the same issuer are treated as a single investment and each United States government agency or instrumentality is treated as a separate issuer.

     If a Fund failed to qualify as a regulated investment company, owners of contracts based on the portfolio:

      -- would be treated as owning shares of the Fund (rather than their proportionate share of the assets of such portfolio) for purposes of the diversification requirements under Subchapter L of the Code, and as a result might be taxed currently on the investment earnings under their contracts and thereby lose the benefit of tax deferral, and

      -- the Fund would incur regular corporate federal income tax on its taxable income for that year and be subject to certain distribution requirements upon requalification.

     In addition, if a Fund failed to comply with the diversification requirements of the regulations under Subchapter L of the Code, owners of contracts based on the portfolio might be taxed on the investment earnings under their contracts and thereby lose the benefit of tax deferral. Accordingly, compliance with the above rules is carefully monitored by the Adviser and the subadvisers and it is intended that the Fund will comply with these rules as they exist or as they may be modified from time to time. Compliance with the tax requirements described above may result in a reduction in the return under a Fund, since to comply with the above rules, the investments utilized (and the time at which such investments are entered into and closed out) may be different from what the subadvisers might otherwise believe to be desirable.

TAX-QUALIFIED AND NON-QUALIFIED CONTRACTS

     Certain of MFC's life insurance subsidiaries (the "Insurance Companies") are taxed as life insurance companies. Under current tax law rules, they include the investment income (exclusive of capital gains) of the separate accounts in their taxable income and take deductions for investment income credited to their "policyholder reserves." They are also required to capitalize and amortize certain costs instead of deducting those costs when they are incurred. The Insurance Companies do not currently charge the separate accounts for any resulting income tax costs, other than a "DAC tax charge" they impose against certain life insurance separate accounts to compensate them for the finance costs attributable to the acceleration of their income tax liabilities by reason of a "DAC tax adjustment." They also claim certain tax credits or deductions relating to foreign taxes paid and dividends received by the Funds. These benefits can be material. They do not pass these benefits through to the separate accounts, principally because: (i) the deductions and credits are allowed to the Insurance Companies and not the contract holders under applicable tax law; and (ii) the deductions and credits do not represent investment return on the separate account assets that is passed through to contract holders.

     The Insurance Companies' contracts permit the Insurance Companies to deduct a charge for any taxes they incur that are attributable to the operation or existence of the contracts or the separate accounts. Currently, the Insurance Companies do not anticipate making any specific charge for such taxes other than the DAC tax charge and state and local premium taxes. If the level of the current taxes increases, however, or is expected to increase in the future, the Insurance Companies reserve the right to make a charge in the future.

     Holders of variable annuity contracts or variable life insurance policies should consult the prospectuses of their respective contracts or policies for information on the federal income tax consequences to such holders. In addition, variable contract owners may wish to consult with their own tax advisors as to the tax consequences of investments in JHT, including the application of state and local taxes.

FOREIGN INVESTMENTS

     When investing in foreign securities or currencies, a Fund may be required to pay withholding or other taxes to foreign governments. Foreign tax withholding from dividends and interest, if any, is generally imposed at a rate between 10% and 35%. The investment yield of any Fund that invests in foreign securities or currencies will be reduced by these foreign taxes. The foreign tax credit, if any, allowable with respect to such foreign taxes will not benefit owners of variable annuity or variable life insurance contracts who allocate investments to a Fund of JHT.

TAX IMPLICATIONS FOR INSURANCE CONTRACTS WITH INVESTMENTS ALLOCATED TO JHT

     For information regarding the tax implications for the purchaser of a variable annuity or life insurance contract who allocates investments to a Fund of JHT, please refer to the prospectus for the contract.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and Treasury Regulations currently in effect. It is not intended to be a complete explanation or a substitute for consultation with individual tax advisors. The Code and Regulations are subject to change, possibly with retroactive effect. See "Additional Information Concerning Taxes" in the SAI for additional information on taxes.

DIVIDENDS

     JHT intends to declare as dividends substantially all of the net investment income, if any, of each Fund. Dividends from the net investment income and the net capital gain, if any, for each Fund will be declared not less frequently than annually and reinvested in additional full and fractional shares of that Fund or paid in cash.

PURCHASE AND REDEMPTION OF SHARES

     Shares of each Fund of JHT are offered continuously, without sales charge, at a price equal to their NAV. The distributor of the shares of JHT is John Hancock Distributors LLC. Shares of each Fund of JHT are sold and redeemed at their NAV next computed after a purchase payment or redemption request is received by the shareholder from the contract owner or after any other purchase or redemption order is received by JHT. Depending upon the NAV at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. However, JHT may suspend the right of redemption or postpone the date of payment beyond seven days during any period when:

      -- trading on the New York Stock Exchange is restricted, as determined by the SEC, or such Exchange is closed for other than weekends and holidays;

      -- an emergency exists, as determined by the SEC, as a result of which disposal by JHT of securities owned by it is not reasonably practicable or it is not reasonably practicable for JHT fairly to determine the value of its net assets; or

      -- the SEC by order so permits for the protection of security holders of JHT.

Calculation of NAV

     The NAV of the shares of each Fund is determined once daily as of the close of day-time trading of the New York Stock Exchange, Monday through Friday, except that no determination is required on:

          (i) days on which changes in the value of such Fund's portfolio securities will not materially affect the current NAV of the shares of the Fund,

          (ii) days during which no shares of such Fund are tendered for redemption and no order to purchase or sell such shares is received by JHT, or

          (iii) the following business holidays or the days on which such holidays are observed by the New York Stock Exchange: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     The NAVs per share of all Funds are computed by:

          (i) adding the sum of the value of the securities held by each Fund plus any cash or other assets it holds,

          (ii) subtracting all its liabilities, and

          (iii) dividing the result by the total number of shares outstanding of that Fund at such time.

Valuation of Securities

     Securities held by each of the Funds, a fund of funds, and money market instruments with remaining maturities of 60 days or less, are valued at their market value if market quotations are readily available. Otherwise, Fund securities are valued at fair value as determined in good faith by the Trustees. The Trustees have delegated the responsibility to fair value securities to JHT's Pricing Committee (the "Pricing Committee"), and actual calculation of fair value may be made by persons acting pursuant to the direction of the Trustees.

     Generally, trading (i) in non-U.S. securities, (ii) U.S. Government Securities and (iii) money market instruments is substantially completed each day at various times prior to the close of trading of the New York Stock Exchange. The values of such securities used in computing the NAV of a Fund's shares are generally determined as of such times. If market quotations or official closing prices are not readily available or do not accurately reflect fair value for a security or if a security's value has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), that security may be valued by another method that Trustees or their designee believe accurately reflects its fair value.

     In deciding whether to make a fair value adjustment to the price of a security, the Trustees or their designee may review a variety of factors, including, developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. JHT may also fair value securities in other situations, for example, when a particular foreign market is closed but JHT is calculating the NAV for its portfolios. In view of these factors, it is likely that Funds investing significant amounts of assets in securities in foreign markets will be fair valued more frequently than Funds investing significant amounts of assets in frequently traded, U.S. exchange listed securities of large capitalization U.S. issuers.

     For purposes of determining when fair value adjustments may be appropriate with respect to Funds that invest in securities in foreign markets that close prior to the New York Stock Exchange, JHT will, on an ongoing basis, monitor for "significant market events." A "significant market event" is a certain percentage change in the value of the S&P index or of certain "i-Share Exchange Traded Funds" ("i-Shares") which track foreign markets in which Funds have significant investments. If a significant market event occurs due to a change in the value of the S&P index or of i-Shares, the pricing for all Funds that invest in foreign markets that have closed prior to the New York Stock Exchange will promptly be reviewed and potential adjustments to the NAV of such Funds will be recommended to JHT's Pricing Committee where applicable.

     Fair value pricing of securities is intended to help ensure that the NAV of a Fund's shares reflects the value of the Fund's securities as of the close of the New York Stock Exchange (as opposed to a value which is no longer accurate as of such close), thus limiting the opportunity for aggressive traders to purchase shares of a Fund at deflated prices reflecting stale security valuations and promptly sell such shares at a gain. However, a security's valuation may differ depending on the method used for determining value and no assurance can be given that fair value pricing of securities will successfully eliminate all potential opportunities for such trading gains.

     All instruments held by the Money Market Trust B and money market instruments with a remaining maturity of 60 days or less held by the other Funds are valued on an amortized cost basis.

DISRUPTIVE SHORT TERM TRADING

     None of the Funds is designed for short-term trading (frequent purchases and redemption of shares) or market timing activities which may increase portfolio transaction costs, disrupt management of a Fund (affecting a subadviser's ability to effectively manage a Fund in accordance with its investment objective and policies) and dilute the interest in a Fund held for long-term investment ("Disruptive Short-Term Trading").

     The Board of Trustees has adopted procedures to deter Disruptive Short-Term Trading and JHT seeks to deter and prevent such trading through several methods:

     First, to the extent that there is a delay between a change in the value of a Fund's holdings, and the time when that change is reflected in the NAV of the Fund's shares, the Fund is exposed to the risk that investors may seek to exploit this delay by purchasing or redeeming shares at net asset values that do not reflect appropriate fair value prices. JHT seeks to deter and prevent this activity, sometimes referred to as "market timing" or "stale price arbitrage," by the appropriate use of "fair value" pricing of the Funds' portfolio securities. See "Purchases and Redemption of Shares" above for further information on fair value pricing.

     Second, management of JHT will monitor purchases and redemptions of JHT shares either directly or through procedures adopted by the affiliated insurance companies that use JHT as their underlying investment vehicle. If management of JHT becomes aware of short-term trading that it believes, in its sole discretion, is having or may potentially have the effect of materially increasing portfolio transaction costs, significantly disrupting portfolio management or significantly diluting the interest in a Fund held for long-term investment i.e. Disruptive Short-Term Trading, JHT may impose restrictions on such trading as described below.

     Pursuant to Rule 22c-2 under the Investment Company Act of 1940, as amended, JHT and each insurance company that uses JHT as an underlying investment vehicle have entered into information sharing agreements under which the insurance companies are obligated to: (i) adopt, and enforce during the term of the agreement, a short-term trading policy the terms of which are acceptable to JHT; (ii) furnish JHT, upon its request, with information regarding contract holder trading activities in shares of JHT; and (iii) enforce its short-term trading policy with respect to contract holders identified by JHT as having engaged in Disruptive Short-Term Trading. Further, when requested information regarding contract holder trading activities is in the possession of a financial intermediary rather than the insurance company, the agreement obligates the insurance company to undertake to obtain such information from the financial intermediary or, if directed by JHT, to cease to accept trading instructions from the financial intermediary for the contract holder.

     Investors in JHT should note that insurance companies have legal and technological limitations on their ability to impose restrictions on Disruptive Short-Term Trading and that the ability to restrict Disruptive Short-Term Trading may vary among insurance companies and by insurance product. Investors should also note that insurance company separate accounts and omnibus or other nominee accounts, in which purchases and sales of Fund shares by multiple investors are aggregated for presentation to a Fund on a net basis, inherently make it more difficult for JHT to identify short-term transactions in a Fund and the investor who is effecting the transaction. Therefore, no assurance can be given that JHT will be able to impose uniform restrictions on all insurance companies and all insurance products or that it will be able to successfully impose restrictions on all Disruptive Short-Term Trading. If JHT is unsuccessful in restricting Disruptive Short-Term Trading, the affected Funds may incur higher brokerage costs, may maintain higher cash levels (limiting their ability to achieve their investment objective and affecting the subadviser's ability to effectively manage them) and may be exposed to dilution with respect to interests held for long-term investment.

     Market timers may target Funds with the following types of investments:

          1. Funds with significant investments in foreign securities traded on markets that close before the Fund determines its NAV.

          2. Funds with significant investments in high yield securities that are infrequently traded; and

          3. Funds with significant investments in small cap securities.

     Market timers may also target Funds with other types of investments for frequent trading of shares.

POLICY REGARDING DISCLOSURE OF FUND PORTFOLIO HOLDINGS

     The SAI of JHT contains a description of JHT's policies and procedures regarding disclosure of JHT portfolio holdings. (See "Procedures Regarding Disclosure of Trust Portfolio Holdings")

PURCHASERS OF SHARES OF JHT

     Shares of JHT may be sold to insurance company separate accounts for both variable annuity and variable life insurance contracts. Due to differences in tax treatments and other considerations, the interests of various contract owners participating in JHT. The Board of Trustees of JHT will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

BROKER COMPENSATION AND REVENUE SHARING ARRANGEMENTS

     Insurance companies and their SEC registered separate accounts may use JHT as an underlying investment medium for their variable annuity contracts and variable life insurance policies ("Variable Products"). Distributors of such variable products pay compensation to authorized broker-dealers for the sale of the contracts and policies. These distributors may also pay additional compensation to, and enter into revenue sharing arrangements with, certain authorized broker-dealers. For a description of these compensation and revenue sharing arrangements, see the prospectuses and statements of additional information of the Variable Products. The compensation paid to broker-dealers and the revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser's profit on the advisory fee.

     John Hancock Life Insurance Company (U.S.A.) and John Hancock Life Insurance Company of New York (the "John Hancock Insurance Companies") and certain of their separate accounts that are exempt from SEC registration may use Series 1 shares of JHT as an underlying investment medium for exempt group annuity contracts ("Group Contracts") issued to certain qualified retirement plans (the "Plans"). John Hancock Insurance Companies and their affiliates pay compensation to broker-dealers and insurance agents for the sale of the Group Contracts and also pay compensation to third party administrators ("TPAs") for the services they provide in connection the administration of the Plans. To the extent the Insurance Companies and their affiliates pay additional compensation to, and enter into revenue sharing arrangements with, certain broker-dealers, agents or TPAs, JHT understands that the John Hancock Insurance Companies disclose such compensation and arrangements to the Plans. JHT also understands that, in the case of Group Contracts issued by John Hancock Insurance Companies, any such compensation or amounts paid under revenue sharing arrangements may be derived, in whole or in part, through 12b-1 distribution fees or through the Adviser's profit on the advisory fee.

                              FINANCIAL HIGHLIGHTS

     The financial highlights table below for each Fund is intended to help investors understand the financial performance of the Fund for the past five years (or since inception in the case of a Fund in operation for less than five years.) Certain information reflects financial results for a single share of a Fund. The total returns presented in the table represent the rate that an investor would have earned (or lost) on an investment in a particular Fund (assuming reinvestment of all dividends and distributions). The total return information shown in the Financial Highlights tables does not reflect the fees and expenses of any separate account which may use JHT as its underlying investment medium or of any variable insurance contract that may be funded in such a separate account. If these fees and expenses were included, the total return figures for all periods shown would be reduced.

     The financial statements of JHT as of December 31, 2006, have been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The report of PricewaterhouseCoopers LLP is included, along with JHT's financial statements, in JHT's annual report which has been incorporated by reference into the SAI and is available upon request.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  ACTIVE BOND
                                             ------------------------------------------------------
                                                     SERIES I                     SERIES II
                                             ------------------------      ------------------------
                                                   PERIOD ENDED                  PERIOD ENDED
                                                   DECEMBER 31,                  DECEMBER 31,
                                             ------------------------      ------------------------
                                               2006          2005(A)         2006          2005(A)
                                             ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $9.73          $9.60          $9.72          $9.60
Net investment income (loss)(H)                  0.44           0.29           0.41           0.28
Net realized and unrealized gain (loss) on
investments                                     (0.02)         (0.14)         (0.01)         (0.14)
                                             ---------      ---------      ---------      ---------
Total from investment operations                 0.42           0.15           0.40           0.14
                                             ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                      (0.27)             -          (0.25)             -
From net realized gain                              -          (0.02)             -          (0.02)
                                             ---------      ---------      ---------      ---------
                                                (0.27)         (0.02)         (0.25)         (0.02)
                                             ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $9.88          $9.73          $9.87          $9.72
                                             =========      =========      =========      =========
       TOTAL RETURN (%)(K)                       4.42(L)(Y)     1.59(M)        4.21(L)(Y)     1.49(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $139           $166           $553           $559
Ratio of net expenses to average net assets
(%)                                              0.69           0.72(R)        0.89           0.92(R)
Ratio of gross expenses to average net
assets (%)                                       0.69(P)        0.72(R)        0.89(P)        0.92(R)
Ratio of net investment income (loss) to
average net assets (%)                           4.53           4.33(R)        4.28           4.25(R)
Portfolio turnover (%)                            207            305(X)         207            305(X)

                                                                        ACTIVE BOND
                                             ------------------------------------------------------------------
                                                                         SERIES NAV
                                             ------------------------------------------------------------------

                                                                 PERIOD ENDED DECEMBER 31,
                                             ------------------------------------------------------------------
                                               2006          2005(F)        2004(G)     2003(G)        2002(G)
                                             ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $9.73          $9.63          $9.64       $9.70           $9.55
Net investment income (loss)(H)                  0.40(H)        0.43(H)        0.34        0.43            0.50
Net realized and unrealized gain (loss) on
investments                                      0.03          (0.19)          0.11        0.18            0.18
                                             ---------      ---------      ---------   ---------      ---------
Total from investment operations                 0.43           0.24           0.45        0.61            0.68
                                             ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income                      (0.27)         (0.12)         (0.34)      (0.43)          (0.53)
From net realized gain                              -          (0.02)         (0.12)      (0.24)              -
                                             ---------      ---------      ---------   ---------      ---------
                                                (0.27)         (0.14)         (0.46)      (0.67)          (0.53)
                                             ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $9.89          $9.73          $9.63       $9.64           $9.70
                                             =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)                       4.54(L)(Y)     2.54           4.75        6.48            7.25
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $1,774         $1,220         $1,002      $1,056            $987
Ratio of net expenses to average net assets
(%)                                              0.64           0.70           0.70        0.70            0.69
Ratio of gross expenses to average net
assets (%)                                       0.64(P)        0.70           0.70        0.70            0.69
Ratio of net investment income (loss) to
average net assets (%)                           4.18           4.41           3.56        4.42            5.24
Portfolio turnover (%)                            207            305(X)         444         466(X)          291

(A)  Series I and Series II shares began operations on 4-29-05.
(F) Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Active Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Active Bond Trust. Additionally, the accounting and performance history of the former VST Active Bond Fund Series NAV was redesignated as that of Series NAV shares of Active Bond Trust.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                          BLUE CHIP GROWTH
                                   ---------------------------------------------------------------
                                                              SERIES I
                                   ---------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                   ---------------------------------------------------------------
                                     2006           2005           2004        2003        2002
                                   ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $17.73         $16.86         $15.48      $11.99      $15.83
Net investment income (loss)(H)        0.10           0.04           0.08        0.02        0.01
Net realized and unrealized gain
(loss) on investments                  1.60           0.90           1.32        3.48       (3.85)
                                   ---------      ---------      ---------   ---------   ---------
Total from investment operations       1.70           0.94           1.40        3.50       (3.84)
                                   ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income            (0.04)         (0.07)         (0.02)      (0.01)          -
                                   ---------      ---------      ---------   ---------   ---------
                                      (0.04)         (0.07)         (0.02)      (0.01)          -
                                   ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD       $19.39         $17.73         $16.86      $15.48      $11.99
                                   =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)          9.58(Y)        5.60           9.03       29.17      (24.26)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $668           $769         $1,309      $1,291      $1,093
Ratio of net expenses to average
net assets (%)                         0.86           0.89           0.88        0.90        0.91
Ratio of gross expenses to
average net assets (%)(P)              0.88           0.92           0.91        0.92        0.93
Ratio of net investment income
(loss) to average net assets (%)       0.53           0.24           0.53        0.15        0.05
Portfolio turnover (%)                   37             65(X)          31          35          39

                                                            BLUE CHIP GROWTH
                                   ------------------------------------------------------------------
                                                               SERIES II
                                   ------------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                   ------------------------------------------------------------------
                                     2006           2005           2004        2003          2002(A)
                                   ---------      ---------      ---------   ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                               $17.68         $16.78         $15.43      $11.98          $15.53
Net investment income (loss)(H)        0.06           0.01           0.07           -(J)            -(J)
Net realized and unrealized gain
(loss) on investments                  1.59           0.89           1.29        3.47           (3.55)
                                   ---------      ---------      ---------   ---------      ---------
Total from investment operations       1.65           0.90           1.36        3.47           (3.55)
                                   ---------      ---------      ---------   ---------      ---------
LESS DISTRIBUTIONS
From net investment income            (0.01)             -          (0.01)      (0.02)              -
                                   ---------      ---------      ---------   ---------      ---------
                                      (0.01)             -          (0.01)      (0.02)              -
                                   ---------      ---------      ---------   ---------      ---------
NET ASSET VALUE, END OF PERIOD       $19.32         $17.68         $16.78      $15.43          $11.98
                                   =========      =========      =========   =========      =========
       TOTAL RETURN (%)(K)(L)          9.31(Y)        5.36           8.83       29.02          (22.86)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                              $176           $181           $471        $205             $61
Ratio of net expenses to average
net assets (%)                         1.06           1.09           1.08        1.10            1.11(R)
Ratio of gross expenses to
average net assets (%)(P)              1.08           1.12           1.11        1.12            1.13(R)
Ratio of net investment income
(loss) to average net assets (%)       0.32           0.04           0.47       (0.03)          (0.01)(R)
Portfolio turnover (%)                   37             65(X)          31          35              39

                                           BLUE CHIP
                                             GROWTH
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $17.71         $16.32
Net investment income (loss)(H)         0.10           0.04
Net realized and unrealized gain
(loss) on investments                   1.59           1.45
                                    ---------      ---------
Total from investment operations        1.69           1.49
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.04)         (0.10)
                                    ---------      ---------
                                       (0.04)         (0.10)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $19.36         $17.71
                                    =========      =========
       TOTAL RETURN (%)(K)(L)           9.59(Y)        9.19(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                             $1,880         $1,480
Ratio of net expenses to average
net assets (%)                          0.81           0.84(R)
Ratio of gross expenses to average
net assets (%)(P)                       0.83           0.87(R)
Ratio of net investment income
(loss) to average net assets (%)        0.56           0.28(R)
Portfolio turnover (%)                    37             65(X)

(A) Series II and Series NAV began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                              BOND INDEX B
                                                  --------------------------------------------------------------------
                                                                               SERIES NAV
                                                  --------------------------------------------------------------------
                                                                       PERIOD ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                    2006          2005(F)        2004(G)       2003(E)(G)     2002(G)
                                                  ---------      ---------      ---------      -----------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $10.13         $10.05         $10.13           $10.30        $9.89
Net investment income (loss)                          0.50(H)        0.46(H)        0.46             0.48         0.54
Net realized and unrealized gain (loss) on
investments                                          (0.11)         (0.22)         (0.06)           (0.12)        0.42
                                                  ---------      ---------      ---------      -----------   ---------
Total from investment operations                      0.39           0.24           0.40             0.36         0.96
                                                  ---------      ---------      ---------      -----------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.35)         (0.16)         (0.46)           (0.45)       (0.53)
From net realized gain                                   -              -          (0.02)           (0.05)       (0.01)
From capital paid-in                                     -              -              -(J)         (0.03)       (0.01)
                                                  ---------      ---------      ---------      -----------   ---------
                                                     (0.35)         (0.16)         (0.48)           (0.53)       (0.55)
                                                  ---------      ---------      ---------      -----------   ---------
NET ASSET VALUE, END OF PERIOD                      $10.17         $10.13         $10.05           $10.13       $10.30
                                                  =========      =========      =========      ===========   =========
       TOTAL RETURN (%)(K)                            4.07(L)        2.39(L)        4.05(L)          3.60         9.95(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $162           $182           $202             $216         $208
Ratio of net expenses to average net assets (%)       0.25           0.25           0.25             0.24         0.22
Ratio of gross expenses to average net assets
(%)                                                   0.53(P)        0.42(P)        0.27(P)          0.24         0.25(P)
Ratio of net investment income (loss) to average
net assets (%)                                        5.01           4.55           4.56             4.73         5.30
Portfolio turnover (%)                                  53             18             18               40           57

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Bond Index Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Bond Index Trust B. Additionally, the accounting and performance history of the former VST Bond Index Fund Series NAV was redesignated as that of Series NAV shares of Bond Index Trust B.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the period shown.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                              CAPITAL APPRECIATION
                                         ---------------------------------------------------------------
                                                                    SERIES I
                                         ---------------------------------------------------------------
                                                            PERIOD ENDED DECEMBER 31,
                                         ---------------------------------------------------------------
                                           2006              2005        2004        2003        2002
                                         ---------         ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD       $10.02             $8.79       $8.04       $6.21       $8.95
Net investment income (loss)(H)              0.01             (0.01)       0.01       (0.01)      (0.01)
Net realized and unrealized gain (loss)
on investments                               0.20              1.24        0.74        1.84       (2.73)
                                         ---------         ---------   ---------   ---------   ---------
Total from investment operations             0.21              1.23        0.75        1.83       (2.74)
                                         ---------         ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                      (1.16)                -           -           -           -
                                         ---------         ---------   ---------   ---------   ---------
                                            (1.16)                -           -           -           -
                                         ---------         ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $9.07            $10.02       $8.79       $8.04       $6.21
                                         =========         =========   =========   =========   =========
       TOTAL RETURN (%)                      2.26(K)(L)(Y)    13.99        9.33       29.47      (30.61)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $263               $52        $129        $121        $100
Ratio of net expenses to average net
assets (%)                                   0.83              0.95        0.97        0.99        1.05
Ratio of gross expenses to average net
assets (%)                                   0.83(P)           0.95        0.97        0.99        1.05
Ratio of net investment income (loss)
to average net assets (%)                    0.11             (0.10)       0.15       (0.13)      (0.14)
Portfolio turnover (%)                        114(X)            101          79          71          67

                                                              CAPITAL APPRECIATION
                                         ---------------------------------------------------------------
                                                                    SERIES II
                                         ---------------------------------------------------------------
                                                            PERIOD ENDED DECEMBER 31,
                                         ---------------------------------------------------------------
                                           2006              2005        2004        2003       2002(A)
                                         ---------         ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $9.96             $8.76       $8.02       $6.20        $8.73
Net investment income (loss)(H)             (0.01)            (0.02)          -(J)    (0.03)       (0.02)
Net realized and unrealized gain (loss)
on investments                               0.20              1.22        0.74        1.85        (2.51)
                                         ---------         ---------   ---------   ---------   ---------
Total from investment operations             0.19              1.20        0.74        1.82        (2.53)
                                         ---------         ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                      (1.16)                -           -           -            -
                                         ---------         ---------   ---------   ---------   ---------
                                            (1.16)                -           -           -            -
                                         ---------         ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $8.99             $9.96       $8.76       $8.02        $6.20
                                         =========         =========   =========   =========   =========
       TOTAL RETURN (%)                      2.06(K)(L)(Y)    13.70        9.23       29.35       (28.98)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)      $113               $47        $125         $72          $23
Ratio of net expenses to average net
assets (%)                                   1.03              1.15        1.17        1.19         1.25(R)
Ratio of gross expenses to average net
assets (%)                                   1.03(P)           1.15        1.17        1.19         1.25(R)
Ratio of net investment income (loss)
to average net assets (%)                   (0.09)            (0.27)       0.02       (0.35)       (0.27)(R)
Portfolio turnover (%)                        114(X)            101          79          71           67

                                          CAPITAL APPRECIATION
                                        -------------------------
                                               SERIES NAV
                                        -------------------------
                                              PERIOD ENDED
                                              DECEMBER 31,
                                        -------------------------
                                          2006           2005(A)
                                        ---------       ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD      $10.02            $8.51
Net investment income (loss)(H)             0.01            (0.01)
Net realized and unrealized gain
(loss) on investments                       0.21             1.53
                                        ---------       ---------
Total from investment operations            0.22             1.52
                                        ---------       ---------
LESS DISTRIBUTIONS
From net investment income                     -            (0.01)
From net realized gain                     (1.16)               -
                                        ---------       ---------
                                           (1.16)           (0.01)
                                        ---------       ---------
NET ASSET VALUE, END OF PERIOD             $9.08           $10.02
                                        =========       =========
       TOTAL RETURN (%)(K)                  2.38(L)(Y)      17.88(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                   $627             $207
Ratio of net expenses to average net
assets (%)                                  0.78             0.88(R)
Ratio of gross expenses to average net
assets (%)                                  0.78(P)          0.88(R)
Ratio of net investment income (loss)
to average net assets (%)                   0.15            (0.18)(R)
Portfolio turnover (%)                       114(X)           101

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                             EQUITY-INCOME
                                    ---------------------------------------------------------------
                                                               SERIES I
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005           2004        2003        2002
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.87         $17.04         $15.22      $12.62      $15.13
Net investment income (loss)(H)         0.27           0.25           0.24        0.23        0.22
Net realized and unrealized gain
(loss) on investments                   2.75           0.38           1.96        2.85       (2.13)
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        3.02           0.63           2.20        3.08       (1.91)
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.27)         (0.21)         (0.20)      (0.22)      (0.19)
From net realized gain                 (1.10)         (0.59)         (0.18)      (0.26)      (0.41)
                                    ---------      ---------      ---------   ---------   ---------
                                       (1.37)         (0.80)         (0.38)      (0.48)      (0.60)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $18.52         $16.87         $17.04      $15.22      $12.62
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)          19.02(Y)        3.92          14.81       25.57      (13.28)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $830           $846         $1,364      $1,277      $1,015
Ratio of net expenses to average
net assets (%)                          0.87           0.89           0.88        0.89        0.91
Ratio of gross expenses to average
net assets (%)(P)                       0.89           0.91           0.91        0.92        0.93
Ratio of net investment income
(loss) to average net assets (%)        1.60           1.53           1.53        1.73        1.58
Portfolio turnover (%)                    16             48(X)          21          15          18

                                                             EQUITY-INCOME
                                    ---------------------------------------------------------------
                                                               SERIES II
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006           2005           2004        2003       2002(A)
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.81         $16.96         $15.17      $12.61       $15.05
Net investment income (loss)(H)         0.24           0.22           0.21        0.21         0.21
Net realized and unrealized gain
(loss) on investments                   2.73           0.38           1.95        2.84        (2.05)
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        2.97           0.60           2.16        3.05        (1.84)
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.24)         (0.16)         (0.19)      (0.23)       (0.19)
From net realized gain                 (1.10)         (0.59)         (0.18)      (0.26)       (0.41)
                                    ---------      ---------      ---------   ---------   ---------
                                       (1.34)         (0.75)         (0.37)      (0.49)       (0.60)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD        $18.44         $16.81         $16.96      $15.17       $12.61
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)          18.76(Y)        3.72          14.61       25.40       (12.89)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $320           $304           $573        $314          $87
Ratio of net expenses to average
net assets (%)                          1.07           1.08           1.08        1.09         1.11(R)
Ratio of gross expenses to average
net assets (%)(P)                       1.09           1.11           1.11        1.12         1.13(R)
Ratio of net investment income
(loss) to average net assets (%)        1.40           1.35           1.38        1.55         1.83(R)
Portfolio turnover (%)                    16             48(X)          21          15           18

                                         EQUITY-INCOME
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $16.85         $17.11
Net investment income (loss)(H)         0.28           0.23
Net realized and unrealized gain
(loss) on investments                   2.74           0.34
                                    ---------      ---------
Total from investment operations        3.02           0.57
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.28)         (0.24)
From net realized gain                 (1.10)         (0.59)
                                    ---------      ---------
                                       (1.38)         (0.83)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $18.49         $16.85
                                    =========      =========
       TOTAL RETURN (%)(K)(L)          19.05(Y)        3.57(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                             $1,290         $1,189
Ratio of net expenses to average
net assets (%)                          0.82           0.83(R)
Ratio of gross expenses to average
net assets (%)(P)                       0.84           0.86(R)
Ratio of net investment income
(loss) to average net assets (%)        1.65           1.64(R)
Portfolio turnover (%)                    16             48(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                FINANCIAL SERVICES
                                          ---------------------------------------------------------------
                                                                     SERIES I
                                          ---------------------------------------------------------------
                                                             PERIOD ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            2006           2005           2004        2003        2002
                                          ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $15.31         $14.00         $12.73       $9.55      $11.63
Net investment income (loss)(H)               0.10           0.07           0.05        0.06        0.03
Net realized and unrealized gain (loss)
on investments                                3.43           1.29           1.27        3.14       (2.11)
                                          ---------      ---------      ---------   ---------   ---------
Total from investment operations              3.53           1.36           1.32        3.20       (2.08)
                                          ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                   (0.06)         (0.05)         (0.05)      (0.02)          -(J)
From net realized gain                           -(J)           -              -           -           -
                                          ---------      ---------      ---------   ---------   ---------
                                             (0.06)         (0.05)         (0.05)      (0.02)          -(J)
                                          ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $18.78         $15.31         $14.00      $12.73       $9.55
                                          =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                   23.12(L)(Y)     9.78(L)       10.38       33.58      (17.88)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $80            $54            $53         $52         $37
Ratio of net expenses to average net
assets (%)                                    0.91           0.99           1.01        1.05        1.07
Ratio of gross expenses to average net
assets (%)                                    0.91(P)        1.01(P)        1.01        1.05        1.07
Ratio of net investment income (loss) to
average net assets (%)                        0.58           0.47           0.36        0.58        0.31
Portfolio turnover (%)                          12             51(X)          12          25          34

                                                                FINANCIAL SERVICES
                                          ---------------------------------------------------------------
                                                                     SERIES II
                                          ---------------------------------------------------------------
                                                             PERIOD ENDED DECEMBER 31,
                                          ---------------------------------------------------------------
                                            2006           2005           2004        2003       2002(A)
                                          ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD        $15.24         $13.93         $12.69       $9.54       $11.48
Net investment income (loss)(H)               0.06           0.04           0.02        0.04         0.03
Net realized and unrealized gain (loss)
on investments                                3.40           1.30           1.26        3.14        (1.97)
                                          ---------      ---------      ---------   ---------   ---------
Total from investment operations              3.46           1.34           1.28        3.18        (1.94)
                                          ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                   (0.03)         (0.03)         (0.04)      (0.03)           -(J)
From net realized gain                           -(J)           -              -           -            -
                                          ---------      ---------      ---------   ---------   ---------
                                             (0.03)         (0.03)         (0.04)      (0.03)           -(J)
                                          ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD              $18.67         $15.24         $13.93      $12.69        $9.54
                                          =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                   22.77(L)(Y)     9.62(L)       10.09       33.40       (16.90)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)        $62            $44            $43         $36          $12
Ratio of net expenses to average net
assets (%)                                    1.11           1.19           1.21        1.25         1.27(R)
Ratio of gross expenses to average net
assets (%)                                    1.11(P)        1.21(P)        1.21        1.25         1.27(R)
Ratio of net investment income (loss) to
average net assets (%)                        0.38           0.27           0.17        0.37         0.37(R)
Portfolio turnover (%)                          12             51(X)          12          25           34

                                              FINANCIAL SERVICES
                                           ------------------------
                                                  SERIES NAV
                                           ------------------------
                                                 PERIOD ENDED
                                                 DECEMBER 31,
                                           ------------------------
                                             2006          2005(A)
                                           ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD         $15.31         $13.32
Net investment income (loss)(H)                0.10           0.05
Net realized and unrealized gain (loss)
on investments                                 3.43           1.94
                                           ---------      ---------
Total from investment operations               3.53           1.99
                                           ---------      ---------
LESS DISTRIBUTIONS
From net investment income                    (0.07)             -
From net realized gain                            -(J)           -
                                           ---------      ---------
                                              (0.07)             -
                                           ---------      ---------
NET ASSET VALUE, END OF PERIOD               $18.77         $15.31
                                           =========      =========
       TOTAL RETURN (%)(K)                    23.16(L)(Y)    14.94(L)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $55            $54
Ratio of net expenses to average net
assets (%)                                     0.86           0.88(R)
Ratio of gross expenses to average net
assets (%)                                     0.86(P)        0.92(P)(R)
Ratio of net investment income (loss) to
average net assets (%)                         0.63           0.52(R)
Portfolio turnover (%)                           12             51(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                            GLOBAL BOND
                                                  ---------------------------------------------------------------
                                                                             SERIES I
                                                  ---------------------------------------------------------------
                                                                     PERIOD ENDED DECEMBER 31,
                                                  ---------------------------------------------------------------
                                                    2006           2005          2004(D)     2003(D)     2002(D)
                                                  ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $14.37         $16.28         $15.34      $13.79       $11.48
Net investment income (loss)(H)                       0.53           0.44           0.32        0.44         0.40
Net realized and unrealized gain (loss) on
investments                                           0.22          (1.49)          1.21        1.62         1.91
                                                  ---------      ---------      ---------   ---------   ---------
Total from investment operations                      0.75          (1.05)          1.53        2.06         2.31
                                                  ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                               -          (0.73)         (0.59)      (0.51)           -
From net realized gain                               (0.19)         (0.13)             -           -            -
                                                  ---------      ---------      ---------   ---------   ---------
                                                     (0.19)         (0.86)         (0.59)      (0.51)           -
                                                  ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                      $14.93         $14.37         $16.28      $15.34       $13.79
                                                  =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                            5.27(L)(Y)    (6.66)         10.38       15.40        20.12
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $115           $132           $438        $195         $182
Ratio of net expenses to average net assets (%)       0.85(T)        0.86           0.85        0.91         0.92
Ratio of gross expenses to average net assets
(%)                                                   0.85(P)(T)     0.86           0.85        0.91         0.92
Ratio of net investment income (loss) to average
net assets (%)                                        3.61           2.89           2.13        3.10         3.23
Portfolio turnover (%)                                 204            327(X)         174         338          439

                                                                              GLOBAL BOND
                                                  --------------------------------------------------------------------
                                                                               SERIES II
                                                  --------------------------------------------------------------------

                                                                       PERIOD ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------
                                                    2006           2005          2004(D)     2003(D)       2002(A)(D)
                                                  ---------      ---------      ---------   ---------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $14.34         $16.20         $15.29      $13.77           $11.36
Net investment income (loss)(H)                       0.50           0.41           0.29        0.39             0.40
Net realized and unrealized gain (loss) on
investments                                           0.22          (1.47)          1.21        1.64             2.01
                                                  ---------      ---------      ---------   ---------      -----------
Total from investment operations                      0.72          (1.06)          1.50        2.03             2.41
                                                  ---------      ---------      ---------   ---------      -----------
LESS DISTRIBUTIONS
From net investment income                               -          (0.67)         (0.59)      (0.51)               -
From net realized gain                               (0.19)         (0.13)             -           -                -
                                                  ---------      ---------      ---------   ---------      -----------
                                                     (0.19)         (0.80)         (0.59)      (0.51)               -
                                                  ---------      ---------      ---------   ---------      -----------
NET ASSET VALUE, END OF PERIOD                      $14.87         $14.34         $16.20      $15.29           $13.77
                                                  =========      =========      =========   =========      ===========
       TOTAL RETURN (%)(K)                            5.07(L)(Y)    (6.77)         10.21       15.25            21.21(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $200           $143           $368         $64              $22
Ratio of net expenses to average net assets (%)       1.05(T)        1.06           1.05        1.11             1.12(R)
Ratio of gross expenses to average net assets
(%)                                                   1.05(P)(T)     1.06           1.05        1.11             1.12(R)
Ratio of net investment income (loss) to average
net assets (%)                                        3.44           2.67           1.93        2.74             3.30(R)
Portfolio turnover (%)                                 204            327(X)         174         338              439

                                                        GLOBAL BOND
                                                  ------------------------
                                                         SERIES NAV
                                                  ------------------------
                                                        PERIOD ENDED
                                                        DECEMBER 31,
                                                  ------------------------
                                                    2006          2005(A)
                                                  ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $14.34          $16.11
Net investment income (loss)(H)                       0.54            0.40
Net realized and unrealized gain (loss) on
investments                                           0.22           (1.26)
                                                  ---------      ---------
Total from investment operations                      0.76           (0.86)
                                                  ---------      ---------
LESS DISTRIBUTIONS
From net investment income                               -           (0.78)
From net realized gain                               (0.19)          (0.13)
                                                  ---------      ---------
                                                     (0.19)          (0.91)
                                                  ---------      ---------
NET ASSET VALUE, END OF PERIOD                      $14.91          $14.34
                                                  =========      =========
       TOTAL RETURN (%)(K)                            5.35(L)(Y)     (5.58)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $733            $520
Ratio of net expenses to average net assets (%)       0.80(T)         0.80(R)
Ratio of gross expenses to average net assets
(%)                                                   0.80(P)(T)      0.80(R)
Ratio of net investment income (loss) to average
net assets (%)                                        3.69            3.16(R)
Portfolio turnover (%)                                 204             327(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(D) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase the net investment income per share by $0.04 for Series I and $0.05 for Series II, and the net investment income ratio by 0.51% for Series I and 0.68% for Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of $0.05 for Series I and $0.06 for Series II, and to the net investment income ratio of 0.35% for Series I and 0.41% for Series II for the year ended 12-31-03; and increases to the net investment income per share of less than $0.01 for Series I and $0.03 for Series II, and to the net investment income ratio of 0.03% for Series I and 0.23% for Series II for the year/period ended 12-31-02.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.
(T) Includes interest expense on securities sold short, the ratio is less than 0.01%.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                              GROWTH & INCOME
                                                    --------------------------------------------------------------------
                                                                                 SERIES NAV
                                                    --------------------------------------------------------------------
                                                                         PERIOD ENDED DECEMBER 31,
                                                    --------------------------------------------------------------------
                                                      2006             2005(F)        2004(G)    2003(E)(G)     2002(G)
                                                    ---------         ---------      ---------   -----------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                  $12.90            $12.39         $11.29         $9.22       $11.93
Net investment income (loss)                            0.13(H)           0.11(H)        0.13          0.10         0.08
Net realized and unrealized gain (loss) on
investments                                             1.42              0.98           1.10          2.12        (2.71)
                                                    ---------         ---------      ---------   -----------   ---------
Total from investment operations                        1.55              1.09           1.23          2.22        (2.63)
                                                    ---------         ---------      ---------   -----------   ---------
LESS DISTRIBUTIONS
From net investment income                             (0.07)            (0.02)         (0.13)        (0.09)       (0.08)
From net realized gain                                 (0.75)            (0.56)             -             -            -
From capital paid-in                                       -                 -              -         (0.06)           -
                                                    ---------         ---------      ---------   -----------   ---------
                                                       (0.82)            (0.58)         (0.13)        (0.15)       (0.08)
                                                    ---------         ---------      ---------   -----------   ---------
NET ASSET VALUE, END OF PERIOD                        $13.63            $12.90         $12.39        $11.29        $9.22
                                                    =========         =========      =========   ===========   =========
       TOTAL RETURN (%)(K)                             12.72(L)(Y)        8.98          10.96         24.35       (22.18)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $2,111            $2,180         $2,196        $2,128       $1,762
Ratio of net expenses to average net assets (%)         0.68              0.78           0.76          0.73         0.75
Ratio of gross expenses to average net assets (%)       0.68(P)           0.78           0.76          0.73         0.75
Ratio of net investment income (loss) to average
net assets (%)                                          1.00              0.72           1.10          1.00         0.73
Portfolio turnover (%)                                    75               101             71            92(X)        74

(E)  Certain amounts in 2003 have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Growth & Income Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Growth & Income Trust II. Additionally, the accounting and performance history of the former VST Growth & Income Fund Series NAV was redesignated as that of Series NAV shares of Growth & Income Trust II.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(P)  Does not take into consideration expense reductions during period shown.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                           HEALTH SCIENCES
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006        2005           2004        2003        2002
                                     ---------   ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $15.97      $15.44         $13.39       $9.83      $13.54
Net investment income (loss)(H)         (0.12)      (0.13)         (0.12)      (0.10)      (0.08)
Net realized and unrealized gain
(loss) on investments                    1.35        1.81           2.17        3.66       (3.60)
                                     ---------   ---------      ---------   ---------   ---------
Total from investment operations         1.23        1.68           2.05        3.56       (3.68)
                                     ---------   ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                  (1.49)      (1.15)             -           -       (0.03)
                                     ---------   ---------      ---------   ---------   ---------
                                        (1.49)      (1.15)             -           -       (0.03)
                                     ---------   ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $15.71      $15.97         $15.44      $13.39       $9.83
                                     =========   =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)            8.51       12.50          15.31       36.22      (27.24)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $133        $132           $121        $101         $62
Ratio of net expenses to average
net assets (%)                           1.16        1.19           1.18        1.21        1.23
Ratio of gross expenses to average
net assets (%)(P)                        1.19        1.22           1.21        1.23        1.25
Ratio of net investment income
(loss) to average net assets (%)        (0.77)      (0.89)         (0.84)      (0.82)      (0.74)
Portfolio turnover (%)                     52          67(X)          48          44          55

                                                           HEALTH SCIENCES
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006        2005           2004        2003       2002(A)
                                     ---------   ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $15.86      $15.37         $13.36       $9.83       $12.90
Net investment income (loss)(H)         (0.15)      (0.16)         (0.15)      (0.12)       (0.09)
Net realized and unrealized gain
(loss) on investments                    1.34        1.80           2.16        3.65        (2.95)
                                     ---------   ---------      ---------   ---------   ---------
Total from investment operations         1.19        1.64           2.01        3.53        (3.04)
                                     ---------   ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                  (1.49)      (1.15)             -           -        (0.03)
                                     ---------   ---------      ---------   ---------   ---------
                                        (1.49)      (1.15)             -           -        (0.03)
                                     ---------   ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $15.56      $15.86         $15.37      $13.36        $9.83
                                     =========   =========      =========   =========   =========
       TOTAL RETURN (%)(K)(L)            8.30       12.28          15.04       35.91       (23.63)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $81         $85            $78         $54          $16
Ratio of net expenses to average
net assets (%)                           1.36        1.39           1.38        1.41         1.43(R)
Ratio of gross expenses to average
net assets (%)(P)                        1.39        1.42           1.41        1.43         1.45(R)
Ratio of net investment income
(loss) to average net assets (%)        (0.97)      (1.09)         (1.04)      (1.04)       (1.02)(R)
Portfolio turnover (%)                     52          67(X)          48          44           55

                                           HEALTH
                                          SCIENCES
                                    ---------------------
                                         SERIES NAV
                                    ---------------------
                                        PERIOD ENDED
                                        DECEMBER 31,
                                    ---------------------
                                      2006       2005(A)
                                    ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.98      $12.99
Net investment income (loss)(H)        (0.11)      (0.08)
Net realized and unrealized gain
(loss) on investments                   1.34        3.07
                                    ---------   ---------
Total from investment operations        1.23        2.99
                                    ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                 (1.49)          -
                                    ---------   ---------
                                       (1.49)          -
                                    ---------   ---------
NET ASSET VALUE, END OF PERIOD        $15.72      $15.98
                                    =========   =========
       TOTAL RETURN (%)(K)(L)           8.50       23.02(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $30         $29
Ratio of net expenses to average
net assets (%)                          1.11        1.12(R)
Ratio of gross expenses to average
net assets (%)(P)                       1.14        1.15(R)
Ratio of net investment income
(loss) to average net assets (%)       (0.72)      (0.81)(R)
Portfolio turnover (%)                    52          67(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      HIGH YIELD
                                            ---------------------------------------------------------------
                                                                       SERIES I
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003        2002
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $10.32         $10.51          $9.95       $8.50       $9.88
Net investment income (loss)(H)                 0.77           0.76           0.72        0.69        0.75
Net realized and unrealized gain (loss) on
investments                                     0.25          (0.40)          0.33        1.28       (1.37)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                1.02           0.36           1.05        1.97       (0.62)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.68)         (0.55)         (0.49)      (0.52)      (0.76)
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.68)         (0.55)         (0.49)      (0.52)      (0.76)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $10.66         $10.32         $10.51       $9.95       $8.50
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     10.37(L)(Y)     3.70          11.06       24.15       (6.65)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $154           $179           $755        $621        $337
Ratio of net expenses to average net
assets (%)                                      0.76           0.78           0.80        0.82        0.84
Ratio of gross expenses to average net
assets (%)                                      0.76(P)        0.78           0.80        0.82        0.84
Ratio of net investment income (loss) to
average net assets (%)                          7.53           7.41           7.28        7.56        8.55
Portfolio turnover (%)                            90             92(X)          69          75          53

                                                                      HIGH YIELD
                                            ---------------------------------------------------------------
                                                                       SERIES II
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003       2002(A)
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $10.35         $10.45          $9.91       $8.49        $9.95
Net investment income (loss)(H)                 0.75           0.74           0.69        0.68         0.47
Net realized and unrealized gain (loss) on
investments                                     0.26          (0.39)          0.34        1.27        (1.17)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                1.01           0.35           1.03        1.95        (0.70)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.66)         (0.45)         (0.49)      (0.53)       (0.76)
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.66)         (0.45)         (0.49)      (0.53)       (0.76)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $10.70         $10.35         $10.45       $9.91        $8.49
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     10.24(L)(Y)     3.56          10.85       23.91        (7.42)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $101           $109           $691        $296          $50
Ratio of net expenses to average net
assets (%)                                      0.96           0.98           1.00        1.02         1.04(R)
Ratio of gross expenses to average net
assets (%)                                      0.96(P)        0.98           1.00        1.02         1.04(R)
Ratio of net investment income (loss) to
average net assets (%)                          7.33           7.13           6.99        7.38         6.18(R)
Portfolio turnover (%)                            90             92(X)          69          75           53

                                                   HIGH YIELD
                                            ------------------------
                                                   SERIES NAV
                                            ------------------------
                                                  PERIOD ENDED
                                                  DECEMBER 31,
                                            ------------------------
                                              2006          2005(A)
                                            ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $10.29         $10.63
Net investment income (loss)(H)                 0.77           0.64
Net realized and unrealized gain (loss) on
investments                                     0.25          (0.38)
                                            ---------      ---------
Total from investment operations                1.02           0.26
                                            ---------      ---------
LESS DISTRIBUTIONS
From net investment income                     (0.68)         (0.60)
                                            ---------      ---------
                                               (0.68)         (0.60)
                                            ---------      ---------
NET ASSET VALUE, END OF PERIOD                $10.63         $10.29
                                            =========      =========
       TOTAL RETURN (%)(K)                     10.46(L)(Y)     2.70(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)       $1,526         $1,349
Ratio of net expenses to average net
assets (%)                                      0.71           0.72(R)
Ratio of gross expenses to average net
assets (%)                                      0.71(P)        0.72(R)
Ratio of net investment income (loss) to
average net assets (%)                          7.57           7.58(R)
Portfolio turnover (%)                            90             92(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                             500 INDEX B
                                                  -----------------------------------------------------------------
                                                                             SERIES NAV
                                                  -----------------------------------------------------------------
                                                                      PERIOD ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                    2006           2005(F)        2004(G)    2003(E)(G)    2002(G)
                                                  ---------       ---------      ---------   ----------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $15.87          $15.42         $14.18       $11.36       $14.85
Net investment income (loss)                          0.29(H)         0.25(H)        0.27         0.20         0.16
Net realized and unrealized gain (loss) on
investments                                           2.16            0.46           1.23         3.00        (3.48)
                                                  ---------       ---------      ---------   ----------   ---------
Total from investment operations                      2.45            0.71           1.50         3.20        (3.32)
                                                  ---------       ---------      ---------   ----------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.19)          (0.07)         (0.26)       (0.37)       (0.11)
From net realized gain                                   -           (0.19)             -            -        (0.06)
From capital paid-in                                     -               -              -        (0.01)           -
                                                  ---------       ---------      ---------   ----------   ---------
                                                     (0.19)          (0.26)         (0.26)       (0.38)       (0.17)
                                                  ---------       ---------      ---------   ----------   ---------
NET ASSET VALUE, END OF PERIOD                      $18.13          $15.87         $15.42       $14.18       $11.36
                                                  =========       =========      =========   ==========   =========
       TOTAL RETURN (%)(K)                           15.56(L)(Y)      4.65(L)       10.70        28.42       (22.31)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $1,160          $1,110           $842         $682         $466
Ratio of net expenses to average net assets (%)       0.25            0.24           0.22         0.21         0.23
Ratio of gross expenses to average net assets
(%)                                                   0.49(P)         0.43(P)        0.22         0.21         0.23
Ratio of net investment income (loss) to average
net assets (%)                                        1.72            1.65           1.85         1.59         1.39
Portfolio turnover (%)                                   6              13(X)          14            5           11

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former John Hancock Variable Series Trust I ("VST") Equity Index Fund Series I became owners of an equal number of full and fractional Series NAV shares of the 500 Index Trust B. Additionally, the accounting and performance history of the former VST Equity Index Fund Series I was redesignated as that of Series NAV shares of 500 Index B.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the period shown.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                    INTERNATIONAL EQUITY INDEX B
                                                  -----------------------------------------------------------------
                                                                             SERIES NAV
                                                  -----------------------------------------------------------------
                                                                      PERIOD ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------
                                                    2006          2005(F)        2004(G)    2003(E)(G)     2002(G)
                                                  ---------      ---------      ---------   -----------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $16.99         $16.25         $13.82        $10.05       $12.07
Net investment income (loss)                          0.47(H)        0.33(H)        0.31          0.24         0.21
Net realized and unrealized gain (loss) on
investments                                           4.14           2.05           2.44          3.91        (2.02)
                                                  ---------      ---------      ---------   -----------   ---------
Total from investment operations                      4.61           2.38           2.75          4.15        (1.81)
                                                  ---------      ---------      ---------   -----------   ---------
LESS DISTRIBUTIONS
From net investment income                           (0.16)         (0.20)         (0.32)        (0.34)       (0.21)
From net realized gain                               (0.16)         (1.44)             -             -            -
From capital paid-in                                     -              -              -         (0.04)           -
                                                  ---------      ---------      ---------   -----------   ---------
                                                     (0.32)         (1.64)         (0.32)        (0.38)       (0.21)
                                                  ---------      ---------      ---------   -----------   ---------
NET ASSET VALUE, END OF PERIOD                      $21.28         $16.99         $16.25        $13.82       $10.05
                                                  =========      =========      =========   ===========   =========
       TOTAL RETURN (%)(K)(L)                        27.41(Y)       16.56          20.24         41.99       (15.18)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $425           $418           $200          $159          $99
Ratio of net expenses to average net assets (%)       0.34           0.34           0.30          0.27         0.28
Ratio of gross expenses to average net assets
(%)(P)                                                0.57           0.61           0.38          0.42         0.46
Ratio of net investment income (loss) to average
net assets (%)                                        2.48           2.56           2.13          2.13         1.85
Portfolio turnover (%)                                  20              9             20            38           18

(E)  Certain amounts have been reclassified to permit comparison.
(F) The financial highlights for the year ended 12-31-05 take into consideration the effect of the merger of the former VST International Equity Index Series NAV on 4-29-05. See Note 1 of the financial statements.
(G)  Audited by previous auditors.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the period shown.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund of $2,611,555. Excluding this payment, the total return would have been 26.63%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                                      MANAGED
                                                     -------------------------------------------------------------------------
                                                                                    SERIES NAV
                                                     -------------------------------------------------------------------------
                                                                             PERIOD ENDED DECEMBER 31,
                                                     -------------------------------------------------------------------------
                                                        2006            2005(F)          2004(G)     2003(E)(G)      2002(G)
                                                     -----------      -----------      -----------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                     $13.59           $13.58           $12.80        $11.15         $13.08
Net investment income (loss)                               0.32(H)          0.26(H)          0.23          0.21           0.21
Net realized and unrealized gain (loss) on
investments                                                0.62             0.11             0.80          1.89          (1.93)
                                                     -----------      -----------      -----------   -----------   -----------
Total from investment operations                           0.94             0.37             1.03          2.10          (1.72)
                                                     -----------      -----------      -----------   -----------   -----------
LESS DISTRIBUTIONS
From net investment income                                (0.20)           (0.08)           (0.25)        (0.39)         (0.21)
From net realized gain                                    (0.91)           (0.28)               -             -              -
From capital paid-in                                          -                -                -         (0.06)             -
                                                     -----------      -----------      -----------   -----------   -----------
                                                          (1.11)           (0.36)           (0.25)        (0.45)         (0.21)
                                                     -----------      -----------      -----------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                           $13.42           $13.59           $13.58        $12.80         $11.15
                                                     ===========      ===========      ===========   ===========   ===========
       TOTAL RETURN (%)(K)                                 7.48(L)          2.71             8.18         19.00         (13.23)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $1,623           $1,901           $2,079        $2,071         $1,937
Ratio of net expenses to average net assets (%)            0.72             0.77             0.77          0.74           0.76
Ratio of gross expenses to average net assets (%)          0.72(P)          0.77             0.77          0.74           0.76
Ratio of net investment income (loss) to average
net assets (%)                                             2.43             1.88             1.87          1.75           1.77
Portfolio turnover (%)                                       74              255              234           216            235

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former VST Managed Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Managed. Additionally, the accounting and performance history of the former VST Managed Fund Series NAV was redesignated as that of Series NAV shares of Managed.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(P)  Does not take into consideration expense reductions during period shown.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            MID CAP INDEX
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $18.05         $16.78      $14.56      $10.82      $12.82
Net investment income (loss)(H)          0.20           0.16        0.09        0.08        0.07
Net realized and unrealized gain
(loss) on investments                    1.53           1.77        2.21        3.66       (2.01)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.73           1.93        2.30        3.74       (1.94)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.12)         (0.09)      (0.06)          -       (0.06)
From net realized gain                  (0.82)         (0.57)      (0.02)          -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.94)         (0.66)      (0.08)          -       (0.06)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $18.84         $18.05      $16.78      $14.56      $10.82
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               9.72(L)       12.02       15.83       34.57      (15.16)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $377           $220        $187        $145         $87
Ratio of net expenses to average
net assets (%)                           0.57           0.57        0.57        0.58        0.58
Ratio of gross expenses to average
net assets (%)                           0.57(P)        0.57        0.57        0.58        0.58
Ratio of net investment income
(loss) to average net assets (%)         1.09           0.95        0.63        0.62        0.58
Portfolio turnover (%)                     15(X)          19          16           8          20

                                                            MID CAP INDEX
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $17.98         $16.72      $14.52      $10.81       $12.80
Net investment income (loss)(H)          0.16           0.13        0.06        0.05         0.05
Net realized and unrealized gain
(loss) on investments                    1.51           1.76        2.21        3.66        (1.98)
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         1.67           1.89        2.27        3.71        (1.93)
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.08)         (0.06)      (0.05)          -        (0.06)
From net realized gain                  (0.82)         (0.57)      (0.02)          -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.90)         (0.63)      (0.07)          -        (0.06)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $18.75         $17.98      $16.72      $14.52       $10.81
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               9.44(L)       11.79       15.65       34.32       (15.07)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $81            $63         $59         $43          $13
Ratio of net expenses to average
net assets (%)                           0.77           0.77        0.77        0.78         0.78(R)
Ratio of gross expenses to average
net assets (%)                           0.77(P)        0.77        0.77        0.78         0.78(R)
Ratio of net investment income
(loss) to average net assets (%)         0.86           0.74        0.43        0.42         0.42(R)
Portfolio turnover (%)                     15(X)          19          16           8           20

                                         MID CAP INDEX
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $18.06         $15.40
Net investment income (loss)(H)         0.22           0.12
Net realized and unrealized gain
(loss) on investments                   1.51           2.54
                                    ---------      ---------
Total from investment operations        1.73           2.66
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.12)             -
From net realized gain                 (0.82)             -
                                    ---------      ---------
                                       (0.94)             -
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $18.85         $18.06
                                    =========      =========
       TOTAL RETURN (%)(K)              9.74(L)       17.27(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $603            $74
Ratio of net expenses to average
net assets (%)                          0.52           0.54(R)
Ratio of gross expenses to average
net assets (%)                          0.52(P)        0.54(R)
Ratio of net investment income
(loss) to average net assets (%)        1.21           1.01(R)
Portfolio turnover (%)                    15(X)          19

(A) Series II and Series NAV shares began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                     MID CAP STOCK
                                            ---------------------------------------------------------------
                                                                       SERIES I
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003        2002
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $15.57         $14.13         $11.87       $8.34      $10.77
Net investment income (loss)(H)                    -(J)       (0.04)         (0.05)      (0.05)      (0.05)
Net realized and unrealized gain (loss) on
investments                                     2.07           1.99           2.31        3.58       (2.38)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                2.07           1.95           2.26        3.53       (2.43)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                         (0.67)         (0.51)             -           -           -
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.67)         (0.51)             -           -           -
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $16.97         $15.57         $14.13      $11.87       $8.34
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     13.55(L)(Y)    14.57          19.04       42.33      (22.56)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $361           $383           $349        $260        $187
Ratio of net expenses to average net
assets (%)                                      0.93           0.97           0.96        0.99        1.00
Ratio of gross expenses to average net
assets (%)                                      0.93(P)        0.97           0.96        0.99        1.00
Ratio of net investment income (loss) to
average net assets (%)                             -(S)       (0.31)         (0.43)      (0.55)      (0.53)
Portfolio turnover (%)                           123            196(X)         128         132         128

                                                                     MID CAP STOCK
                                            ---------------------------------------------------------------
                                                                       SERIES II
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003       2002(A)
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $15.47         $14.06         $11.84       $8.34       $10.64
Net investment income (loss)(H)                (0.03)         (0.07)         (0.07)      (0.08)       (0.05)
Net realized and unrealized gain (loss) on
investments                                     2.05           1.99           2.29        3.58        (2.25)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                2.02           1.92           2.22        3.50        (2.30)
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net realized gain                         (0.67)         (0.51)             -           -            -
                                            ---------      ---------      ---------   ---------   ---------
                                               (0.67)         (0.51)             -           -            -
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $16.82         $15.47         $14.06      $11.84        $8.34
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     13.31(L)(Y)    14.42          18.75       41.97       (21.62)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $183           $178           $226        $116          $32
Ratio of net expenses to average net
assets (%)                                      1.13           1.17           1.16        1.19         1.20(R)
Ratio of gross expenses to average net
assets (%)                                      1.13(P)        1.17           1.16        1.19         1.20(R)
Ratio of net investment income (loss) to
average net assets (%)                         (0.18)         (0.52)         (0.58)      (0.75)       (0.70)(R)
Portfolio turnover (%)                           123            196(X)         128         132          128

                                         MID CAP STOCK
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $15.59         $13.50
Net investment income (loss)(H)         0.02          (0.02)
Net realized and unrealized gain
(loss) on investments                   2.07           2.62
                                    ---------      ---------
Total from investment operations        2.09           2.60
                                    ---------      ---------
LESS DISTRIBUTIONS
From net realized gain                 (0.67)         (0.51)
                                    ---------      ---------
                                       (0.67)         (0.51)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $17.01         $15.59
                                    =========      =========
       TOTAL RETURN (%)(K)             13.66(L)(Y)    20.07(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $473           $399
Ratio of net expenses to average
net assets (%)                          0.88           0.91(R)
Ratio of gross expenses to average
net assets (%)                          0.88(P)        0.91(R)
Ratio of net investment income
(loss) to average net assets (%)        0.09          (0.21)(R)
Portfolio turnover (%)                   123            196(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during period shown.
(R)  Annualized.
(S)  Less than 0.01%.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        MID VALUE
                                                     ------------------------------------------------
                                                           SERIES I                   SERIES II
                                                     ---------------------      ---------------------
                                                         PERIOD ENDED               PERIOD ENDED
                                                         DECEMBER 31,               DECEMBER 31,
                                                     ---------------------      ---------------------
                                                       2006       2005(A)         2006       2005(A)
                                                     ---------   ---------      ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.36      $11.05         $12.34       $11.05
Net investment income (loss)(H)                          0.09        0.06           0.06         0.03
Net realized and unrealized gain (loss) on
investments                                              2.27        1.42           2.27         1.43
                                                     ---------   ---------      ---------   ---------
Total from investment operations                         2.36        1.48           2.33         1.46
                                                     ---------   ---------      ---------   ---------
LESS DISTRIBUTIONS
From net investment income                              (0.03)          -          (0.01)           -
From net realized gain                                  (1.02)      (0.17)         (1.02)       (0.17)
                                                     ---------   ---------      ---------   ---------
                                                        (1.05)      (0.17)         (1.03)       (0.17)
                                                     ---------   ---------      ---------   ---------
NET ASSET VALUE, END OF PERIOD                         $13.67      $12.36         $13.64       $12.34
                                                     =========   =========      =========   =========
       TOTAL RETURN (%)(K)(L)                           20.31       13.49(M)       20.05        13.30(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $6          $1            $17           $5
Ratio of net expenses to average net assets (%)          1.06        1.17(R)        1.27         1.35(R)
Ratio of gross expenses to average net assets
(%)(P)                                                   1.10        1.19(R)        1.30         1.37(R)
Ratio of net investment income (loss) to average
net assets (%)                                           0.72        0.66(R)        0.49         0.38(R)
Portfolio turnover (%)                                     59          47             59           47

                                                                                   MID VALUE
                                                     ----------------------------------------------------------------------
                                                                                   SERIES NAV
                                                     ----------------------------------------------------------------------
                                                                           PERIOD ENDED DECEMBER 31,
                                                     ----------------------------------------------------------------------
                                                       2006          2005(F)        2004(G)       2003(E)(G)    2002(E)(G)
                                                     ---------      ---------      ---------      -----------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.35         $11.67         $10.98            $8.28          $9.82
Net investment income (loss)                             0.09(H)        0.05(H)        0.06             0.04           0.04
Net realized and unrealized gain (loss) on
investments                                              2.27           0.81           1.97             3.69          (1.54)
                                                     ---------      ---------      ---------      -----------   -----------
Total from investment operations                         2.36           0.86           2.03             3.73          (1.50)
                                                     ---------      ---------      ---------      -----------   -----------
LESS DISTRIBUTIONS
From net investment income                              (0.04)         (0.01)         (0.04)           (0.37)         (0.04)
From net realized gain                                  (1.02)         (0.17)         (1.30)           (0.50)             -
From capital paid-in                                        -              -              -            (0.16)             -(J)
                                                     ---------      ---------      ---------      -----------   -----------
                                                        (1.06)         (0.18)         (1.34)           (1.03)         (0.04)
                                                     ---------      ---------      ---------      -----------   -----------
NET ASSET VALUE, END OF PERIOD                         $13.65         $12.35         $11.67           $10.98          $8.28
                                                     =========      =========      =========      ===========   ===========
       TOTAL RETURN (%)(K)(L)                           20.34           7.39          18.74            45.15         (15.19)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $167           $162           $179              $94            $48
Ratio of net expenses to average net assets (%)          1.03           1.08           1.15             1.15           0.96
Ratio of gross expenses to average net assets
(%)(P)                                                   1.06           1.10           1.22             1.19           1.12
Ratio of net investment income (loss) to average
net assets (%)                                           0.70           0.40           0.50             0.45           0.50
Portfolio turnover (%)                                     59             47            196(X)           125            125

(A)  Series I and Series II shares began operations on 4-29-05.
(E) Certain amounts in 2002 and 2003 have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former VST Mid Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Mid Value. Additionally, the accounting and performance history of the VST Mid Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Mid Value.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                            MONEY MARKET B
                                    ---------------------------------------------------------------
                                                              SERIES NAV
                                    ---------------------------------------------------------------
                                                       PERIOD ENDED DECEMBER 31,
                                    ---------------------------------------------------------------
                                      2006          2005(F)        2004(G)     2003(G)     2002(G)
                                    ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $1.00          $1.00          $1.00       $1.00       $1.00
Net investment income (loss)            0.05(H)        0.03(H)        0.01        0.01        0.01
                                    ---------      ---------      ---------   ---------   ---------
Total from investment operations        0.05           0.03           0.01        0.01        0.01
                                    ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income             (0.05)         (0.03)         (0.01)      (0.01)      (0.01)
                                    ---------      ---------      ---------   ---------   ---------
                                       (0.05)         (0.03)         (0.01)      (0.01)      (0.01)
                                    ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $1.00          $1.00          $1.00       $1.00       $1.00
                                    =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)              4.70(L)        2.97(L)        1.09        0.95        1.48
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $480           $442           $472        $682        $918
Ratio of net expenses to average
net assets (%)                          0.28           0.28           0.33        0.31        0.32
Ratio of gross expenses to average
net assets (%)                          0.51(P)        0.50(P)        0.33        0.31        0.32
Ratio of net investment income
(loss) to average net assets (%)        4.61           2.91           1.05        0.95        1.46

(F) Effective 04-29-05, shareholders of the former VST Money Market Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Money Market B. Additionally, the accounting and performance history of the VST Money Market Fund Series NAV was redesignated as that of Series NAV shares of Money Market B.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total return would have been lower had certain expenses not been reduced during the periods shown.
(P) Does not take into consideration expense reductions during the periods shown.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        OVERSEAS EQUITY
                                                     ------------------------------------------------------
                                                             SERIES I                     SERIES II
                                                     ------------------------      ------------------------
                                                           PERIOD ENDED                  PERIOD ENDED
                                                           DECEMBER 31,                  DECEMBER 31,
                                                     ------------------------      ------------------------
                                                       2006          2005(A)         2006          2005(A)
                                                     ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.57         $10.47         $12.51          $10.47
Net investment income (loss)(H)                          0.17          (0.01)          0.16           (0.02)
Net realized and unrealized gain (loss) on
investments                                              2.26           2.37           2.24            2.32
                                                     ---------      ---------      ---------      ---------
Total from investment operations                         2.43           2.36           2.40            2.30
                                                     ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                              (0.08)             -          (0.06)              -
From net realized gain                                  (0.45)         (0.26)         (0.45)          (0.26)
                                                     ---------      ---------      ---------      ---------
                                                        (0.53)         (0.26)         (0.51)          (0.26)
                                                     ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD                         $14.47         $12.57         $14.40          $12.51
                                                     =========      =========      =========      =========
       TOTAL RETURN (%)(K)                              19.80(L)(Y)    22.75(M)       19.64(L)(Y)     22.17(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                    $4              -(N)          $8              $5
Ratio of net expenses to average net assets (%)          1.18           1.69(R)        1.40            1.87(R)
Ratio of gross expenses to average net assets (%)        1.18(P)        1.69(R)        1.40(P)         1.87(R)
Ratio of net investment income (loss) to average
net assets (%)                                           1.27          (0.13)(R)       1.23           (0.24)(R)
Portfolio turnover (%)                                     32             34             32              34

                                                                                 OVERSEAS EQUITY
                                                     -----------------------------------------------------------------------
                                                                                   SERIES NAV
                                                     -----------------------------------------------------------------------
                                                                            PERIOD ENDED DECEMBER 31,
                                                     -----------------------------------------------------------------------
                                                       2006          2005(F)        2004(G)       2003(E)(G)        2002(G)
                                                     ---------      ---------      ---------      -----------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.51         $10.87          $9.85            $7.56           $9.30
Net investment income (loss)                             0.19(H)        0.14(H)        0.07             0.08            0.07
Net realized and unrealized gain (loss) on
investments                                              2.23           1.82           1.01             2.34           (1.75)
                                                     ---------      ---------      ---------      -----------      ---------
Total from investment operations                         2.42           1.96           1.08             2.42           (1.68)
                                                     ---------      ---------      ---------      -----------      ---------
LESS DISTRIBUTIONS
From net investment income                              (0.12)         (0.06)         (0.06)           (0.13)          (0.06)
From net realized gain                                  (0.45)         (0.26)             -                -               -
From capital paid-in                                        -              -              -                -(J)            -
                                                     ---------      ---------      ---------      -----------      ---------
                                                        (0.57)         (0.32)         (0.06)           (0.13)          (0.06)
                                                     ---------      ---------      ---------      -----------      ---------
NET ASSET VALUE, END OF PERIOD                         $14.36         $12.51         $10.87            $9.85           $7.56
                                                     =========      =========      =========      ===========      =========
       TOTAL RETURN (%)(K)                              19.86(L)(Y)    18.31          11.02(L)         32.36(L)       (18.22)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                  $511           $244           $245             $126             $87
Ratio of net expenses to average net assets (%)          1.13           1.33           1.53             1.23            1.24
Ratio of gross expenses to average net assets (%)        1.13(P)        1.33           1.64(P)          1.44(P)         1.55(P)
Ratio of net investment income (loss) to average
net assets (%)                                           1.44           1.22           0.24             0.95            0.69
Portfolio turnover (%)                                     32             34            103(X)            41              78(X)

(A)  Series I and Series II shares began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Overseas Equity B Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of Overseas Equity. Additionally, the accounting and performance history of the former VST Overseas Equity B Fund Series NAV was redesignated as that of Series NAV shares of Overseas Equity.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(N)  Less than $500,000.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to Series I, Series II and Series NAV of $14,372, $28,883 and $1,943,168, respectively. Excluding this payment, total returns would have been 19.39%, 19.14% and 19.44% for Series I, Series II and Series NAV, respectively. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                REAL ESTATE SECURITIES
                                            ---------------------------------------------------------------
                                                                       SERIES I
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003        2002
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $24.87         $26.81         $20.85      $15.44      $15.52
Net investment income (loss)(H)                 0.62           0.79           0.76        0.69        0.83
Net realized and unrealized gain (loss) on
investments                                     7.42           1.61           5.74        5.20       (0.38)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                8.04           2.40           6.50        5.89        0.45
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.50)         (0.55)         (0.54)      (0.48)      (0.53)
From net realized gain                         (4.77)         (3.79)             -           -           -
                                            ---------      ---------      ---------   ---------   ---------
                                               (5.27)         (4.34)         (0.54)      (0.48)      (0.53)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $27.64         $24.87         $26.81      $20.85      $15.44
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     38.10(L)(Y)    11.85          32.04       39.15        2.58
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $313           $265           $612        $448        $303
Ratio of net expenses to average net
assets (%)                                      0.78           0.81           0.80        0.80        0.84
Ratio of gross expenses to average net
assets (%)                                      0.78(P)        0.81           0.80        0.80        0.84
Ratio of net investment income (loss) to
average net assets (%)                          2.48           3.31           3.38        3.93        5.28
Portfolio turnover (%)                            67             92(X)          82          30          74

                                                                REAL ESTATE SECURITIES
                                            ---------------------------------------------------------------
                                                                       SERIES II
                                            ---------------------------------------------------------------
                                                               PERIOD ENDED DECEMBER 31,
                                            ---------------------------------------------------------------
                                              2006           2005           2004        2003       2002(A)
                                            ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD          $24.84         $26.69         $20.79      $15.43       $15.44
Net investment income (loss)(H)                 0.57           0.71           0.74        0.60         0.85
Net realized and unrealized gain (loss) on
investments                                     7.41           1.65           5.69        5.25        (0.33)
                                            ---------      ---------      ---------   ---------   ---------
Total from investment operations                7.98           2.36           6.43        5.85         0.52
                                            ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                     (0.46)         (0.42)         (0.53)      (0.49)       (0.53)
From net realized gain                         (4.77)         (3.79)             -           -            -
                                            ---------      ---------      ---------   ---------   ---------
                                               (5.23)         (4.21)         (0.53)      (0.49)       (0.53)
                                            ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                $27.59         $24.84         $26.69      $20.79       $15.43
                                            =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                     37.82(L)(Y)    11.65          31.77       38.93         3.05(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $169           $131           $374        $168          $49
Ratio of net expenses to average net
assets (%)                                      0.98           1.00           1.00        1.00         1.04(R)
Ratio of gross expenses to average net
assets (%)                                      0.98(P)        1.00           1.00        1.00         1.04(R)
Ratio of net investment income (loss) to
average net assets (%)                          2.30           2.92           3.29        3.33         6.03(R)
Portfolio turnover (%)                            67             92(X)          82          30           74

                                          REAL ESTATE
                                           SECURITIES
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $24.83         $25.30
Net investment income (loss)(H)         0.59           0.78
Net realized and unrealized gain
(loss) on investments                   7.44           3.14
                                    ---------      ---------
Total from investment operations        8.03           3.92
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.51)         (0.60)
From net realized gain                 (4.77)         (3.79)
                                    ---------      ---------
                                       (5.28)         (4.39)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $27.58         $24.83
                                    =========      =========
       TOTAL RETURN (%)(K)             38.17(L)(Y)    18.62(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $437           $828
Ratio of net expenses to average
net assets (%)                          0.73           0.75(R)
Ratio of gross expenses to average
net assets (%)                          0.73(P)        0.75(R)
Ratio of net investment income
(loss) to average net assets (%)        2.31           3.87(R)
Portfolio turnover (%)                    67             92(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                            SHORT-TERM BOND
                                                  -------------------------------------------------------------------
                                                                              SERIES NAV
                                                  -------------------------------------------------------------------
                                                                       PERIOD ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------
                                                    2006          2005(F)        2004(G)    2003(E)(G)    2002(E)(G)
                                                  ---------      ---------      ---------   -----------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                 $9.98          $9.93         $10.13        $10.23         $10.11
Net investment income (loss)                          0.41(H)        0.31(H)        0.30          0.37           0.44
Net realized and unrealized gain (loss) on
investments                                           0.03          (0.11)         (0.15)        (0.10)          0.12
                                                  ---------      ---------      ---------   -----------   -----------
Total from investment operations                      0.44           0.20           0.15          0.27           0.56
                                                  ---------      ---------      ---------   -----------   -----------
LESS DISTRIBUTIONS
From net investment income                           (0.34)         (0.15)         (0.30)        (0.35)         (0.41)
From net realized gain                                   -              -              -             -(J)           -
From capital paid-in                                     -              -          (0.05)        (0.02)         (0.03)
                                                  ---------      ---------      ---------   -----------   -----------
                                                     (0.34)         (0.15)         (0.35)        (0.37)         (0.44)
                                                  ---------      ---------      ---------   -----------   -----------
NET ASSET VALUE, END OF PERIOD                      $10.08          $9.98          $9.93        $10.13         $10.23
                                                  =========      =========      =========   ===========   ===========
       TOTAL RETURN (%)(K)                            4.55(L)(Y)     2.07           1.42          2.76           5.67
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $297           $207           $253          $260           $241
Ratio of net expenses to average net assets (%)       0.62           0.72           0.69          0.67           0.68
Ratio of gross expenses to average net assets
(%)                                                   0.62(P)        0.72           0.69          0.67           0.68
Ratio of net investment income (loss) to average
net assets (%)                                        4.15           3.08           2.96          3.68           4.29
Portfolio turnover (%)                                  99             36             39            59             97

(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 4-29-05, shareholders of the former VST Short-Term Bond Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Short-Term Bond Trust. Additionally, the accounting and performance history of the VST Short-Term Bond Fund Series NAV was redesignated as that of Series NAV shares of Short-Term Bond Trust.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(P)  Does not take into consideration expense reductions during periods shown.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                         SMALL CAP GROWTH
                                      ------------------------------------------------------
                                              SERIES I                     SERIES II
                                      ------------------------      ------------------------
                                            PERIOD ENDED                  PERIOD ENDED
                                            DECEMBER 31,                  DECEMBER 31,
                                      ------------------------      ------------------------
                                        2006          2005(A)         2006          2005(A)
                                      ---------      ---------      ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD    $10.16          $8.06         $10.14          $8.06
Net investment income (loss)(H)          (0.08)(U)      (0.06)         (0.10)(U)      (0.07)
Net realized and unrealized gain
(loss) on investments                     1.45           2.38           1.44           2.37
                                      ---------      ---------      ---------      ---------
Total from investment operations          1.37           2.32           1.34           2.30
                                      ---------      ---------      ---------      ---------
LESS DISTRIBUTIONS
From net investment income                   -              -              -              -
From net realized gain                       -          (0.22)             -          (0.22)
From capital paid-in                         -              -              -              -
                                      ---------      ---------      ---------      ---------
                                             -          (0.22)             -          (0.22)
                                      ---------      ---------      ---------      ---------
NET ASSET VALUE, END OF PERIOD          $11.53         $10.16         $11.48         $10.14
                                      =========      =========      =========      =========
       TOTAL RETURN (%)(K)               13.48(L)(Y)    29.00(M)       13.21(L)(Y)    28.75(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                  $23             $1            $31            $19
Ratio of net expenses to average net
assets (%)                                1.22           1.23(R)        1.40           1.41(R)
Ratio of gross expenses to average
net assets (%)                            1.22(P)        1.23(R)        1.40(P)        1.41(R)
Ratio of net investment income
(loss) to average net assets (%)         (0.73)(U)      (0.90)(R)      (0.95)(U)      (1.07)(R)
Portfolio turnover (%)                     162            140            162            140

                                                                   SMALL CAP GROWTH
                                      --------------------------------------------------------------------------
                                                                      SERIES NAV
                                      --------------------------------------------------------------------------

                                                              PERIOD ENDED DECEMBER 31,
                                      --------------------------------------------------------------------------
                                        2006             2005(F)        2004(G)       2003(E)(G)        2002(G)
                                      ---------         ---------      ---------      -----------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD    $10.17             $8.87          $8.10            $6.30           $8.79
Net investment income (loss)(H)          (0.08)(H)(U)      (0.08)(H)          -(J)         (0.03)           0.01
Net realized and unrealized gain
(loss) on investments                     1.45              1.60           0.77             3.07           (2.49)
                                      ---------         ---------      ---------      -----------      ---------
Total from investment operations          1.37              1.52           0.77             3.04           (2.48)
                                      ---------         ---------      ---------      -----------      ---------
LESS DISTRIBUTIONS
From net investment income                   -                 -              -                -           (0.01)
From net realized gain                       -             (0.22)             -                -               -
From capital paid-in                         -                 -              -            (1.24)              -
                                      ---------         ---------      ---------      -----------      ---------
                                             -             (0.22)             -            (1.24)          (0.01)
                                      ---------         ---------      ---------      -----------      ---------
NET ASSET VALUE, END OF PERIOD          $11.54            $10.17          $8.87            $8.10           $6.30
                                      =========         =========      =========      ===========      =========
       TOTAL RETURN (%)(K)               13.47(L)(Y)       17.34           9.45(L)         48.83(L)       (28.21)(L)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $241              $253           $228              $87             $50
Ratio of net expenses to average net
assets (%)                                1.14              1.13           1.14             1.11            1.00
Ratio of gross expenses to average
net assets (%)                            1.15(P)           1.13           1.35(P)          1.21(P)         1.04(P)
Ratio of net investment income
(loss) to average net assets (%)         (0.70)(U)         (0.84)         (0.71)           (0.59)           0.19
Portfolio turnover (%)                     162               140            160(X)           235              45

(A)  Series I and Series II, began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former VST Small Cap Emerging Growth Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Cap Growth. Additionally, the accounting and performance history of the VST Small Cap Emerging Growth Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Growth.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not Annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(U)  Net investment income (loss) per share and ratio of net investment income
     (loss) to average net assets reflects a special dividend received by the Portfolio which amounted to the following amounts:

                                                  PERCENTAGE
                                      PER         OF AVERAGE
                                     SHARE        NET ASSETS
                                   ---------      -----------
   Series I                          $0.01           0.13%
   Series II                          0.01           0.06
   Series NAV                         0.01           0.06

(X)  Excludes merger activity.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      SMALL CAP INDEX
                                                ------------------------------------------------------------
                                                                          SERIES I
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003        2002
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $14.89         $14.97      $12.80       $8.78      $11.28
Net investment income (loss)(H)                     0.16           0.11        0.09        0.06        0.10
Net realized and unrealized gain (loss) on
investments                                         2.43           0.41        2.12        3.96       (2.52)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    2.59           0.52        2.21        4.02       (2.42)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.08)         (0.08)      (0.04)          -       (0.08)
From net realized gain                             (0.43)         (0.52)          -           -           -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.51)         (0.60)      (0.04)          -       (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $16.97         $14.89      $14.97      $12.80       $8.78
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         17.61(L)(Y)     3.89       17.33       45.79      (21.47)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $239           $189        $179        $137         $59
Ratio of net expenses to average net assets
(%)                                                 0.57           0.57        0.57        0.58        0.59
Ratio of gross expenses to average net assets
(%)                                                 0.57(P)        0.57        0.57        0.58        0.59
Ratio of net investment income (loss) to
average net assets (%)                              1.00           0.76        0.69        0.61        1.05
Portfolio turnover (%)                                27             29          26          36          57

                                                                      SMALL CAP INDEX
                                                ------------------------------------------------------------
                                                                         SERIES II
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003       2002(A)
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $14.83         $14.91      $12.76       $8.78       $11.07
Net investment income (loss)(H)                     0.12           0.08        0.07        0.04         0.07
Net realized and unrealized gain (loss) on
investments                                         2.42           0.41        2.11        3.94        (2.28)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    2.54           0.49        2.18        3.98        (2.21)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.05)         (0.05)      (0.03)          -        (0.08)
From net realized gain                             (0.43)         (0.52)          -           -            -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.48)         (0.57)      (0.03)          -        (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $16.89         $14.83      $14.91      $12.76        $8.78
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         17.35(L)(Y)     3.70       17.13       45.33       (19.95)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $51            $52         $54         $38          $10
Ratio of net expenses to average net assets
(%)                                                 0.77           0.77        0.77        0.78         0.79(R)
Ratio of gross expenses to average net assets
(%)                                                 0.77(P)        0.77        0.77        0.78         0.79(R)
Ratio of net investment income (loss) to
average net assets (%)                              0.78           0.55        0.49        0.39         0.87(R)
Portfolio turnover (%)                                27             29          26          36           57

                                                                  SMALL CAP INDEX
                                                              ------------------------
                                                                     SERIES NAV
                                                              ------------------------
                                                                    PERIOD ENDED
                                                                    DECEMBER 31,
                                                              ------------------------
                                                                2006          2005(A)
                                                              ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                            $14.90         $12.77
Net investment income (loss)(H)                                   0.17           0.09
Net realized and unrealized gain (loss) on investments            2.43           2.04
                                                              ---------      ---------
Total from investment operations                                  2.60           2.13
                                                              ---------      ---------
LESS DISTRIBUTIONS
From net investment income                                       (0.09)             -
From net realized gain                                           (0.43)             -
                                                              ---------      ---------
                                                                 (0.52)             -
                                                              ---------      ---------
NET ASSET VALUE, END OF PERIOD                                  $16.98         $14.90
                                                              =========      =========
       TOTAL RETURN (%)(K)                                       17.64(L)(Y)    16.68(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                           $179            $93
Ratio of net expenses to average net assets (%)                   0.52           0.53(R)
Ratio of gross expenses to average net assets (%)                 0.52(P)        0.53(R)
Ratio of net investment income (loss) to average net assets
(%)                                                               1.07           0.92(R)
Portfolio turnover (%)                                              27             29

(A) Series II and Series NAV began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                        SMALL CAP VALUE
                                                  ------------------------------------------------------------
                                                           SERIES I                         SERIES II
                                                  ---------------------------      ---------------------------
                                                         PERIOD ENDED                     PERIOD ENDED
                                                         DECEMBER 31,                     DECEMBER 31,
                                                  ---------------------------      ---------------------------
                                                    2006             2005(A)         2006             2005(A)
                                                  ---------         ---------      ---------         ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $20.94            $18.45         $20.90             $18.45
Net investment income (loss)(H)                       0.17              0.04           0.09                  -(J)
Net realized and unrealized gain (loss) on
investments                                           3.36              2.68           3.39               2.68
                                                  ---------         ---------      ---------         ---------
Total from investment operations                      3.53              2.72           3.48               2.68
                                                  ---------         ---------      ---------         ---------
LESS DISTRIBUTIONS
From net investment income                           (0.01)                -              -                  -
From net realized gain                               (3.88)            (0.23)         (3.88)             (0.23)
                                                  ---------         ---------      ---------         ---------
                                                     (3.89)            (0.23)         (3.88)             (0.23)
                                                  ---------         ---------      ---------         ---------
NET ASSET VALUE, END OF PERIOD                      $20.58            $20.94         $20.50             $20.90
                                                  =========         =========      =========         =========
       TOTAL RETURN (%)(K)                           19.26(L)(Y)       14.78(M)       19.03(L)(Y)        14.56(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)                $74                $1            $69                $34
Ratio of net expenses to average net assets (%)       1.19              1.18(R)        1.37               1.38(R)
Ratio of gross expenses to average net assets
(%)                                                   1.19(P)           1.18(R)        1.37(P)            1.38(R)
Ratio of net investment income (loss) to average
net assets (%)                                        0.88              0.27(R)        0.48               0.01(R)
Portfolio turnover (%)                                  49                68             49                 68

                                                                               SMALL CAP VALUE
                                                  --------------------------------------------------------------------------
                                                                                  SERIES NAV
                                                  --------------------------------------------------------------------------
                                                                          PERIOD ENDED DECEMBER 31,
                                                  --------------------------------------------------------------------------
                                                    2006             2005(F)        2004(G)        2003(G)       2002(E)(G)
                                                  ---------         ---------      ---------      ---------      -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD                $20.94            $19.42         $16.56         $12.55            $13.76
Net investment income (loss)                          0.13(H)           0.05(H)        0.19           0.09              0.08
Net realized and unrealized gain (loss) on
investments                                           3.40              1.73           3.99           4.66             (0.96)
                                                  ---------         ---------      ---------      ---------      -----------
Total from investment operations                      3.53              1.78           4.18           4.75             (0.88)
                                                  ---------         ---------      ---------      ---------      -----------
LESS DISTRIBUTIONS
From net investment income                           (0.02)            (0.03)             -              -                 -
From net realized gain                               (3.88)            (0.23)         (1.16)         (0.65)            (0.11)
From capital paid in                                     -                 -          (0.16)         (0.09)            (0.22)
                                                  ---------         ---------      ---------      ---------      -----------
                                                     (3.90)            (0.26)         (1.32)         (0.74)            (0.33)
                                                  ---------         ---------      ---------      ---------      -----------
NET ASSET VALUE, END OF PERIOD                      $20.57            $20.94         $19.42         $16.56            $12.55
                                                  =========         =========      =========      =========      ===========
       TOTAL RETURN (%)(K)                           19.32(L)(Y)        9.21          25.45(L)       37.97(L)          (6.43)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)               $278              $265           $247           $190              $120
Ratio of net expenses to average net assets (%)       1.11              1.10           1.05           1.05              1.04
Ratio of gross expenses to average net assets
(%)                                                   1.11(P)           1.10           1.06(P)        1.06(P)           1.04
Ratio of net investment income (loss) to average
net assets (%)                                        0.67              0.25           1.11           0.67              0.62
Portfolio turnover (%)                                  49                68             33             30                41

(A)  Series I and Series II began operations on 4-29-05.
(E)  Certain amounts have been reclassified to permit comparison.
(F) Effective 04-29-05, shareholders of the former VST Small Cap Value Fund Series NAV became owners of an equal number of full and fractional Series NAV shares of the Small Cap Value Trust. Additionally, the accounting and performance history of the VST Small Cap Value Fund Series NAV was redesignated as that of Series NAV shares of Small Cap Value Trust.
(G)  Audited by previous auditor.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the periods shown.
(R)  Annualized.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                      TOTAL RETURN
                                             ---------------------------------------------------------------
                                                                        SERIES I
                                             ---------------------------------------------------------------
                                                                PERIOD ENDED DECEMBER 31,
                                             ---------------------------------------------------------------
                                               2006           2005          2004(D)     2003(D)     2002(D)
                                             ---------      ---------      ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $13.81         $14.17         $14.21      $14.43      $13.88
Net investment income (loss)(H)                  0.57           0.44           0.27        0.35        0.49
Net realized and unrealized gain (loss) on
investments                                     (0.08)         (0.11)          0.40        0.35        0.78
                                             ---------      ---------      ---------   ---------   ---------
Total from investment operations                 0.49           0.33           0.67        0.70        1.27
                                             ---------      ---------      ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                      (0.47)         (0.34)         (0.54)      (0.77)      (0.42)
From net realized gain                              -          (0.35)         (0.17)      (0.15)      (0.30)
                                             ---------      ---------      ---------   ---------   ---------
                                                (0.47)         (0.69)         (0.71)      (0.92)      (0.72)
                                             ---------      ---------      ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                 $13.83         $13.81         $14.17      $14.21      $14.43
                                             =========      =========      =========   =========   =========
       TOTAL RETURN (%)(K)                       3.67(L)        2.40           4.96        5.02        9.52
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $368           $438           $903      $1,036      $1,073
Ratio of net expenses to average net assets
(%)                                              0.81           0.82           0.80        0.82        0.81
Ratio of gross expenses to average net
assets (%)                                       0.81(P)        0.82           0.80        0.82        0.81
Ratio of net investment income (loss) to
average net assets (%)                           4.21           3.18           1.93        2.48        3.53
Portfolio turnover (%)                            254            409(X)         251         285         381

                                                                       TOTAL RETURN
                                             -----------------------------------------------------------------
                                                                         SERIES II
                                             -----------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                             -----------------------------------------------------------------
                                               2006           2005          2004(D)     2003(D)    2002(A)(D)
                                             ---------      ---------      ---------   ---------   -----------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD           $13.78         $14.11         $14.17      $14.42         $14.00
Net investment income (loss)(H)                  0.54           0.41           0.23        0.31           0.36
Net realized and unrealized gain (loss) on
investments                                     (0.09)         (0.10)          0.41        0.37           0.78
                                             ---------      ---------      ---------   ---------   -----------
Total from investment operations                 0.45           0.31           0.64        0.68           1.14
                                             ---------      ---------      ---------   ---------   -----------
LESS DISTRIBUTIONS
From net investment income                      (0.44)         (0.29)         (0.53)      (0.78)         (0.42)
From net realized gain                              -          (0.35)         (0.17)      (0.15)         (0.30)
                                             ---------      ---------      ---------   ---------   -----------
                                                (0.44)         (0.64)         (0.70)      (0.93)         (0.72)
                                             ---------      ---------      ---------   ---------   -----------
NET ASSET VALUE, END OF PERIOD                 $13.79         $13.78         $14.11      $14.17         $14.42
                                             =========      =========      =========   =========   ===========
       TOTAL RETURN (%)(K)                       3.42(L)        2.25           4.71        4.87           8.51(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)          $248           $286           $620        $491           $218
Ratio of net expenses to average net assets
(%)                                              1.01           1.01           1.00        1.02           1.01(R)
Ratio of gross expenses to average net
assets (%)                                       1.01(P)        1.01           1.00        1.02           1.01(R)
Ratio of net investment income (loss) to
average net assets (%)                           4.01           2.92           1.69        2.15           2.79(R)
Portfolio turnover (%)                            254            409(X)         251         285            381

                                                    TOTAL RETURN
                                              ------------------------
                                                     SERIES NAV
                                              ------------------------
                                                    PERIOD ENDED
                                                    DECEMBER 31,
                                              ------------------------
                                                2006          2005(A)
                                              ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $13.79         $14.16
Net investment income (loss)(H)                   0.58           0.43
Net realized and unrealized gain (loss) on
investments                                      (0.09)         (0.08)
                                              ---------      ---------
Total from investment operations                  0.49           0.35
                                              ---------      ---------
LESS DISTRIBUTIONS
From net investment income                       (0.48)         (0.37)
From net realized gain                               -          (0.35)
                                              ---------      ---------
                                                 (0.48)         (0.72)
                                              ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $13.80         $13.79
                                              =========      =========
       TOTAL RETURN (%)(K)                        3.66(L)        2.56(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)         $1,319           $834
Ratio of net expenses to average net assets
(%)                                               0.76           0.76(R)
Ratio of gross expenses to average net
assets (%)                                        0.76(P)        0.76(R)
Ratio of net investment income (loss) to
average net assets (%)                            4.27           3.71(R)
Portfolio turnover (%)                             254            409(X)

(A) Series II and Series NAV shares began operations on 1-28-02 and 2-28-05, respectively.
(D) As a result of changes in generally accepted accounting principles, periodic payments made under interest rate swap agreements, previously included within interest income, have been included to realized gain (loss) in the Statements of Operations. The effect of this reclassification was to increase (decrease) the net investment income per share by less than ($0.01) for Series I and Series II, and the net investment income ratio by less than (0.01%) for Series I and Series II for the year ended 12-31-04. For consistency, similar reclassifications have been made to prior year amounts, resulting in increases to the net investment income per share of less than $0.01 for Series I and Series II, and to the net investment income ratio of less than 0.01% for Series I and Series II for the year ended 12-31-03; and increases (decreases) to the net investment income per share of less than ($0.01) for Series I and less than $0.01 for Series II, and to the net investment income ratio of less than (0.01%) for Series I and 0.01% for Series II for the year/period ended 12-31-02.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(X)  Excludes merger activity.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                                  TOTAL STOCK MARKET INDEX
                                                ------------------------------------------------------------
                                                                          SERIES I
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003        2002
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $11.56         $11.06       $9.96       $7.63       $9.79
Net investment income (loss)(H)                     0.16           0.13        0.13        0.09        0.08
Net realized and unrealized gain (loss) on
investments                                         1.59           0.49        1.03        2.24       (2.16)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    1.75           0.62        1.16        2.33       (2.08)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.12)         (0.12)      (0.06)          -       (0.08)
From net realized gain                             (0.06)             -           -           -           -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.18)         (0.12)      (0.06)          -       (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $13.13         $11.56      $11.06       $9.96       $7.63
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         15.29(L)(Y)     5.69       11.74       30.54      (21.29)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)             $238           $200        $175        $134         $60
Ratio of net expenses to average net assets
(%)                                                 0.57           0.57        0.57        0.58        0.59
Ratio of gross expenses to average net assets
(%)                                                 0.57(P)        0.57        0.57        0.58        0.59
Ratio of net investment income (loss) to
average net assets (%)                              1.30           1.20        1.30        1.05        0.96
Portfolio turnover (%)                                 2             21           5           6           4

                                                                  TOTAL STOCK MARKET INDEX
                                                ------------------------------------------------------------
                                                                         SERIES II
                                                ------------------------------------------------------------
                                                                 PERIOD ENDED DECEMBER 31,
                                                ------------------------------------------------------------
                                                  2006           2005        2004        2003       2002(A)
                                                ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD              $11.51         $11.02       $9.93       $7.62        $9.67
Net investment income (loss)(H)                     0.13           0.11        0.11        0.07         0.07
Net realized and unrealized gain (loss) on
investments                                         1.59           0.48        1.04        2.24        (2.04)
                                                ---------      ---------   ---------   ---------   ---------
Total from investment operations                    1.72           0.59        1.15        2.31        (1.97)
                                                ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income                         (0.10)         (0.10)      (0.06)          -        (0.08)
From net realized gain                             (0.06)             -           -           -            -
                                                ---------      ---------   ---------   ---------   ---------
                                                   (0.16)         (0.10)      (0.06)          -        (0.08)
                                                ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD                    $13.07         $11.51      $11.02       $9.93        $7.62
                                                =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)                         15.09(L)(Y)     5.41       11.60       30.31       (20.36)(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)              $37            $38         $37         $30           $6
Ratio of net expenses to average net assets
(%)                                                 0.77           0.77        0.77        0.78         0.79(R)
Ratio of gross expenses to average net assets
(%)                                                 0.77(P)        0.77        0.77        0.78         0.79(R)
Ratio of net investment income (loss) to
average net assets (%)                              1.09           0.99        1.08        0.86         0.98(R)
Portfolio turnover (%)                                 2             21           5           6            4

                                                    TOTAL STOCK
                                                    MARKET INDEX
                                              ------------------------
                                                     SERIES NAV
                                              ------------------------
                                                    PERIOD ENDED
                                                    DECEMBER 31,
                                              ------------------------
                                                2006          2005(A)
                                              ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD            $11.57         $10.41
Net investment income (loss)(H)                   0.16           0.10
Net realized and unrealized gain (loss) on
investments                                       1.59           1.06
                                              ---------      ---------
Total from investment operations                  1.75           1.16
                                              ---------      ---------
LESS DISTRIBUTIONS
From net investment income                       (0.12)             -
From net realized gain                           (0.06)             -
                                              ---------      ---------
                                                 (0.18)             -
                                              ---------      ---------
NET ASSET VALUE, END OF PERIOD                  $13.14         $11.57
                                              =========      =========
       TOTAL RETURN (%)(K)                       15.33(L)(Y)    11.14(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in millions)           $160           $170
Ratio of net expenses to average net assets
(%)                                               0.52           0.52(R)
Ratio of gross expenses to average net
assets (%)                                        0.52(P)        0.52(R)
Ratio of net investment income (loss) to
average net assets (%)                            1.34           1.30(R)
Portfolio turnover (%)                               2             21

(A) Series II and Series NAV began operations on 1-28-02 and 4-29-05, respectively.
(H)  Based on the average of the shares outstanding.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the period shown.
(M)  Not annualized.
(P) Does not take into consideration expense reductions during the period shown.
(R)  Annualized.
(Y) John Hancock Life Insurance Company made a voluntary payment to the Fund. Excluding this payment, the impact on total return would have been less than 0.01%. See Note 1.

JOHN HANCOCK TRUST

FINANCIAL HIGHLIGHTS (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)
--------------------------------------------------------------------------------

                                                      U.S. GOVERNMENT SECURITIES
                                     ------------------------------------------------------------
                                                               SERIES I
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003        2002
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $13.64         $13.93      $14.01      $14.22      $13.72
Net investment income (loss)(H)          0.56           0.37        0.24        0.21        0.54
Net realized and unrealized gain
(loss) on investments                    0.01          (0.16)       0.15        0.03        0.52
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.57           0.21        0.39        0.24        1.06
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.68)         (0.24)      (0.28)      (0.45)      (0.56)
From net realized gain                      -          (0.26)      (0.19)          -           -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.68)         (0.50)      (0.47)      (0.45)      (0.56)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $13.53         $13.64      $13.93      $14.01      $14.22
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               4.39(L)        1.58        2.89        1.73        7.99
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                $181           $218        $471        $525        $708
Ratio of net expenses to average
net assets (%)                           0.75           0.74        0.74        0.73        0.74
Ratio of gross expenses to average
net assets (%)                           0.75(P)        0.74        0.74        0.73        0.74
Ratio of net investment income
(loss) to average net assets (%)         4.20           2.74        1.76        1.52        3.88
Portfolio turnover (%)                     57             26          77          97          19

                                                      U.S. GOVERNMENT SECURITIES
                                     ------------------------------------------------------------
                                                              SERIES II
                                     ------------------------------------------------------------
                                                      PERIOD ENDED DECEMBER 31,
                                     ------------------------------------------------------------
                                       2006           2005        2004        2003       2002(A)
                                     ---------      ---------   ---------   ---------   ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                 $13.63         $13.88      $13.97      $14.21       $13.77
Net investment income (loss)(H)          0.53           0.35        0.21        0.18         0.39
Net realized and unrealized gain
(loss) on investments                    0.01          (0.15)       0.15        0.04         0.61
                                     ---------      ---------   ---------   ---------   ---------
Total from investment operations         0.54           0.20        0.36        0.22         1.00
                                     ---------      ---------   ---------   ---------   ---------
LESS DISTRIBUTIONS
From net investment income              (0.65)         (0.19)      (0.26)      (0.46)       (0.56)
From net realized gain                      -          (0.26)      (0.19)          -            -
                                     ---------      ---------   ---------   ---------   ---------
                                        (0.65)         (0.45)      (0.45)      (0.46)       (0.56)
                                     ---------      ---------   ---------   ---------   ---------
NET ASSET VALUE, END OF PERIOD         $13.52         $13.63      $13.88      $13.97       $14.21
                                     =========      =========   =========   =========   =========
       TOTAL RETURN (%)(K)               4.19(L)        1.45        2.70        1.59         7.53(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                                 $85           $103        $264        $208         $128
Ratio of net expenses to average
net assets (%)                           0.95           0.94        0.94        0.93         0.94(R)
Ratio of gross expenses to average
net assets (%)                           0.95(P)        0.94        0.94        0.93         0.94(R)
Ratio of net investment income
(loss) to average net assets (%)         4.00           2.53        1.56        1.28         3.04(R)
Portfolio turnover (%)                     57             26          77          97           19

                                        U.S. GOVERNMENT
                                           SECURITIES
                                    ------------------------
                                           SERIES NAV
                                    ------------------------
                                          PERIOD ENDED
                                          DECEMBER 31,
                                    ------------------------
                                      2006          2005(A)
                                    ---------      ---------
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF
PERIOD                                $13.61         $13.90
Net investment income (loss)(H)         0.57           0.33
Net realized and unrealized gain
(loss) on investments                      -(J)       (0.08)
                                    ---------      ---------
Total from investment operations        0.57           0.25
                                    ---------      ---------
LESS DISTRIBUTIONS
From net investment income             (0.69)         (0.28)
From net realized gain                     -          (0.26)
                                    ---------      ---------
                                       (0.69)         (0.54)
                                    ---------      ---------
NET ASSET VALUE, END OF PERIOD        $13.49         $13.61
                                    =========      =========
       TOTAL RETURN (%)(K)              4.39(L)        1.82(M)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (in
millions)                               $116            $96
Ratio of net expenses to average
net assets (%)                          0.70           0.67(R)
Ratio of gross expenses to average
net assets (%)                          0.70(P)        0.67(R)
Ratio of net investment income
(loss) to average net assets (%)        4.29           2.90(R)
Portfolio turnover (%)                    57             26

(A) Series II and Series NAV began operations on 1-28-02 and 2-28-05, respectively.
(H)  Based on the average of the shares outstanding.
(J)  Less than $0.01 per share.
(K)  Assumes dividend reinvestment.
(L) Total returns would have been lower had certain expenses not been reduced during the periods shown.
(M)  Not annualized.
(P)  Does not take into consideration expense reductions during periods shown.
(R)  Annualized.

                              FOR MORE INFORMATION

     The following documents are available that offers further information on
JHT:

ANNUAL/SEMI ANNUAL REPORT TO SHAREHOLDERS

     Includes financial statements, a discussion of the market conditions and investment strategies that significantly affected performance, as well as the auditors' report (in annual report only).

STATEMENT OF ADDITIONAL INFORMATION

     The SAI contains more detailed information on all aspects of the Funds. JHT's SAI includes a summary of the JHT's policy regarding disclosure of portfolio holdings as well as legal and regulatory matters. A current SAI has been filed with the SEC and is incorporated by reference into (is legally a part of) this Prospectus.

     TO REQUEST A FREE COPY OF THE CURRENT PROSPECTUS, ANNUAL/SEMIANNUAL REPORT OR THE SAI, PLEASE CONTACT JOHN HANCOCK:

                          BY MAIL: John Hancock Trust
                              601 Congress Street
                                Boston, MA 02210

                            BY PHONE: 1-800-344-1029

                 ON THE INTERNET: www.johnhancockannuities.com

OR YOU MAY VIEW OR OBTAIN THESE DOCUMENTS AND OTHER INFORMATION ABOUT THE FUNDS
                                 FROM THE SEC:

                       BY MAIL: Public Reference Section
                       Securities and Exchange Commission
                           Washington, DC 20549-0102
                           (duplicating fee required)

        IN PERSON: at the SEC's Public Reference Room in Washington, DC.
              For access to the Reference Room call 1-202-551-8090

                   BY ELECTRONIC REQUEST: publicinfo@sec.gov
                           (duplicating fee required)

                          ON THE INTERNET: www.sec.gov

                          1940 Act File No. 811-04146